Schedule of Investments (unaudited)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24(a)	$3,436	$3,761,729
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	11,563	12,813,900
3.65%, 11/01/24 (Call 08/01/24)	8,008	8,739,783
WPP Finance 2010
3.63%, 09/07/22(a)	1,293	1,343,732
3.75%, 09/19/24	9,529	10,418,499
		37,077,643
Aerospace & Defense — 1.3%
Airbus Finance BV, 2.70%, 04/17/23(b)	13,380	13,905,261
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	1,184	1,297,881
3.85%, 12/15/25 (Call 09/15/25)(b)	11,118	12,309,989
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)	9,742	9,787,563
1.43%, 02/04/24 (Call 02/04/22)	15,825	15,881,606
1.88%, 06/15/23 (Call 04/15/23)	2,999	3,063,738
1.95%, 02/01/24	353	362,742
2.20%, 10/30/22 (Call 08/30/22)(a)	4,446	4,538,832
2.20%, 02/04/26 (Call 02/04/23)(a)	17,070	17,142,986
2.50%, 03/01/25 (Call 12/01/24)	4,793	4,960,001
2.60%, 10/30/25 (Call 07/30/25)	1,672	1,749,688
2.75%, 02/01/26 (Call 01/01/26)(a)	255	265,549
2.80%, 03/01/23 (Call 02/01/23)(a)	2,388	2,475,849
2.80%, 03/01/24 (Call 02/01/24)(a)	7,565	7,970,365
2.85%, 10/30/24 (Call 07/30/24)(a)	5,051	5,323,167
3.10%, 05/01/26 (Call 03/01/26)	3,048	3,242,756
4.51%, 05/01/23 (Call 04/01/23)	18,325	19,574,012
4.88%, 05/01/25 (Call 04/01/25)	28,252	31,739,507
7.95%, 08/15/24	1,797	2,180,739
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	4,385	4,409,788
1.88%, 08/15/23 (Call 06/15/23)	6,803	7,025,007
2.25%, 11/15/22 (Call 08/15/22)	5,566	5,703,024
2.38%, 11/15/24 (Call 09/15/24)(a)	9,302	9,856,538
3.25%, 04/01/25 (Call 03/01/25)(a)	9,235	10,043,602
3.38%, 05/15/23 (Call 04/15/23)	7,373	7,799,865
3.50%, 05/15/25 (Call 03/15/25)(a)	6,755	7,424,831
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)(a)	3,352	3,688,039
3.85%, 06/15/23 (Call 05/15/23)	11,641	12,401,525
3.95%, 05/28/24 (Call 02/28/24)(a)	1,962	2,130,983
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)(a)	5,200	5,603,083
3.10%, 01/15/23 (Call 11/15/22)(a)	8,460	8,798,679
3.55%, 01/15/26 (Call 10/15/25)(a)	10,408	11,560,114
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	15,829	16,932,762
3.25%, 08/01/23(a)	14,250	15,123,394
Northrop Grumman Systems Corp., 7.88%, 03/01/26(a)	750	969,633
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)	9,947	10,232,410
3.20%, 03/15/24 (Call 01/15/24)	7,959	8,501,259
3.70%, 12/15/23 (Call 09/15/23)	6,284	6,738,688
3.95%, 08/16/25 (Call 06/16/25)	17,579	19,624,719
Teledyne Technologies Inc.
0.65%, 04/01/23	30	30,050
Security	Par (000)	Value

Aerospace & Defense (continued)
0.95%, 04/01/24 (Call 04/01/22)	$765	$766,030
1.60%, 04/01/26 (Call 03/01/26)	10,010	10,077,437
		343,213,691
Agriculture — 1.2%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)(a)	10,086	10,562,590
3.80%, 02/14/24 (Call 01/14/24)(a)	170	183,213
4.00%, 01/31/24	1,215	1,319,915
4.40%, 02/14/26 (Call 12/14/25)	2,329	2,644,348
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)(a)	4,027	4,308,074
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	380	388,751
2.79%, 09/06/24 (Call 08/06/24)	12,260	12,918,648
3.22%, 08/15/24 (Call 06/15/24)	27,442	29,220,946
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	15,604	15,571,514
3.95%, 06/15/25(b)	17,674	19,486,625
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)(a)	10,234	10,355,372
3.00%, 09/25/22 (Call 08/25/22)	6,061	6,243,403
4.35%, 03/15/24 (Call 02/15/24)	7,471	8,174,785
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(b)	4,730	4,721,728
0.75%, 02/02/26 (Call 01/02/26)(b)	6,683	6,607,190
1.38%, 07/23/23(b)	11,927	12,175,525
3.25%, 03/01/23(b)	100	105,207
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	8,128	8,621,371
3.50%, 02/11/23 (Call 11/11/22)(a)(b)	14,615	15,151,038
3.75%, 07/21/22 (Call 05/21/22)(b)	5,043	5,188,544
4.25%, 07/21/25 (Call 04/21/25)(b)	14,056	15,499,883
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	305	301,694
1.13%, 05/01/23	6,019	6,119,537
1.50%, 05/01/25 (Call 04/01/25)(a)	6,167	6,306,011
2.13%, 05/10/23 (Call 03/10/23)(a)	8,573	8,855,319
2.38%, 08/17/22 (Call 07/17/22)	8,593	8,808,597
2.50%, 08/22/22(a)	9,269	9,523,423
2.50%, 11/02/22 (Call 10/02/22)	6,795	7,001,031
2.63%, 03/06/23(a)	5,015	5,221,311
2.75%, 02/25/26 (Call 11/25/25)(a)	1,768	1,901,450
2.88%, 05/01/24 (Call 04/01/24)	13,443	14,329,995
3.25%, 11/10/24	10,396	11,279,964
3.38%, 08/11/25 (Call 05/11/25)	3,517	3,840,848
3.60%, 11/15/23	2,767	2,994,092
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	18,839	20,946,277
4.85%, 09/15/23	5,020	5,495,695
Viterra Finance BV, 2.00%, 04/21/26 (Call 03/21/26)(b)	6,185	6,167,389
		308,541,303
Airlines — 0.3%
Delta Air Lines Inc., 7.00%, 05/01/25(a)(b)	25,013	29,085,844
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(a)(b)	18,230	19,683,853
Southwest Airlines Co.
2.75%, 11/16/22 (Call 10/16/22)	1,517	1,557,264
4.75%, 05/04/23	17,622	19,000,552

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
5.25%, 05/04/25 (Call 04/04/25)(a)	$13,182	$15,120,060
		84,447,573
Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)(a)	3,670	3,793,854
2.40%, 03/27/25 (Call 02/27/25)(a)	13,872	14,709,663
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	7,852	8,814,299
Ralph Lauren Corp.
1.70%, 06/15/22	2,466	2,503,416
3.75%, 09/15/25 (Call 07/15/25)(a)	2,671	2,953,288
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	7,617	7,772,868
4.25%, 04/01/25 (Call 01/01/25)(a)	961	1,044,767
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	9,351	9,828,986
		51,421,141
Auto Manufacturers — 4.2%
American Honda Finance Corp.
0.40%, 10/21/22(a)	4,542	4,549,602
0.55%, 07/12/24	3,730	3,729,676
0.65%, 09/08/23(a)	5,629	5,670,935
0.88%, 07/07/23	4,849	4,903,594
1.00%, 09/10/25	2,612	2,622,543
1.20%, 07/08/25	4,771	4,832,116
1.95%, 05/10/23	6,550	6,760,720
2.05%, 01/10/23	6,632	6,820,578
2.15%, 09/10/24	9,991	10,483,041
2.20%, 06/27/22	5,544	5,660,578
2.40%, 06/27/24(a)	11,355	12,009,954
2.60%, 11/16/22	4,558	4,709,168
2.90%, 02/16/24(a)	7,167	7,626,277
3.45%, 07/14/23(a)	4,754	5,064,646
3.55%, 01/12/24(a)	10,403	11,244,364
3.63%, 10/10/23(a)	10,474	11,282,202
BMW Finance NV
2.25%, 08/12/22(b)	4,141	4,234,991
2.40%, 08/14/24 (Call 07/14/24)(a)(b)	8,265	8,673,490
BMW U.S. Capital LLC
0.80%, 04/01/24(b)	5,729	5,778,161
2.25%, 09/15/23 (Call 07/15/23)(a)(b)	1,796	1,866,768
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	5,283	5,640,869
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	9,691	10,387,783
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	13,941	14,702,613
3.80%, 04/06/23(a)(b)	11,862	12,593,402
3.90%, 04/09/25 (Call 03/09/25)(b)	17,383	19,245,319
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	4,728	4,699,127
3.65%, 10/01/23 (Call 07/01/23)(a)	3,246	3,474,611
Daimler Finance North America LLC
0.75%, 03/01/24(b)	483	484,088
1.45%, 03/02/26(b)	12,449	12,572,495
1.75%, 03/10/23(a)(b)	7,741	7,917,974
2.13%, 03/10/25(a)(b)	16,379	16,947,544
2.55%, 08/15/22(b)	11,799	12,108,816
2.70%, 06/14/24(a)(b)	7,692	8,120,115
3.25%, 08/01/24(a)(b)	1,985	2,131,590
3.30%, 05/19/25(a)(b)	3,545	3,838,300
3.35%, 02/22/23(b)	7,054	7,394,239
3.50%, 08/03/25(b)	1,328	1,454,431
3.65%, 02/22/24(a)(b)	7,094	7,651,548
Security	Par (000)	Value

Auto Manufacturers (continued)
3.70%, 05/04/23(a)(b)	$8,235	$8,705,903
General Motors Co.
4.00%, 04/01/25(a)	3,681	4,037,284
4.88%, 10/02/23	9,988	10,922,777
5.40%, 10/02/23	13,118	14,509,570
6.13%, 10/01/25 (Call 09/01/25)	9,230	10,972,391
General Motors Financial Co. Inc.
1.05%, 03/08/24	6,785	6,829,667
1.25%, 01/08/26 (Call 12/08/25)(a)	27,091	26,887,283
1.70%, 08/18/23	10,855	11,102,224
2.75%, 06/20/25 (Call 05/20/25)	17,364	18,350,559
2.90%, 02/26/25 (Call 01/26/25)	12,225	12,929,653
3.15%, 06/30/22 (Call 05/30/22)	5,752	5,903,673
3.25%, 01/05/23 (Call 12/05/22)(a)	10,510	10,933,582
3.50%, 11/07/24 (Call 09/07/24)(a)	6,377	6,879,513
3.55%, 07/08/22	9,311	9,628,708
3.70%, 05/09/23 (Call 03/09/23)	14,351	15,115,519
3.95%, 04/13/24 (Call 02/13/24)	14,823	16,047,909
4.00%, 01/15/25 (Call 10/15/24)	5,102	5,569,021
4.15%, 06/19/23 (Call 05/19/23)	12,952	13,832,086
4.25%, 05/15/23	4,470	4,773,966
4.30%, 07/13/25 (Call 04/13/25)	8,487	9,422,492
4.35%, 04/09/25 (Call 02/09/25)	5,445	6,058,307
5.10%, 01/17/24 (Call 12/17/23)(a)	14,642	16,203,375
5.20%, 03/20/23	19,876	21,488,907
5.25%, 03/01/26 (Call 12/01/25)	5,596	6,488,322
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(a)(b)	1,982	2,013,589
3.35%, 02/15/23 (Call 01/15/23)(b)	7,169	7,471,764
3.35%, 06/08/25 (Call 05/08/25)(b)	13,432	14,341,278
Hyundai Capital America
0.80%, 01/08/24(b)	8,356	8,339,133
1.15%, 11/10/22(b)	1,659	1,668,935
1.25%, 09/18/23(b)	14,409	14,550,795
1.30%, 01/08/26 (Call 12/08/25)(a)(b)	7,408	7,338,276
1.80%, 10/15/25 (Call 09/15/25)(a)(b)	11,051	11,186,955
2.38%, 02/10/23(a)(b)	8,387	8,619,982
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	6,883	7,179,766
2.85%, 11/01/22(b)	12,071	12,445,319
3.00%, 06/20/22(a)(b)	4,199	4,302,298
3.25%, 09/20/22(b)	1,379	1,425,444
3.40%, 06/20/24(a)(b)	2,701	2,890,791
4.13%, 06/08/23(a)(b)	8,527	9,096,638
4.30%, 02/01/24(b)	4,701	5,098,295
5.75%, 04/06/23(a)(b)	8,735	9,530,128
5.88%, 04/07/25 (Call 03/07/25)(b)	4,989	5,806,853
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	555	547,837
3.00%, 08/29/22(b)	358	368,216
3.75%, 03/05/23(b)	3,470	3,648,693
Kia Corp.
1.00%, 04/16/24(a)(b)	5,090	5,132,376
3.00%, 04/25/23(b)	554	574,202
3.25%, 04/21/26(b)	45	48,386
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(a)(b)	2,040	2,042,996
2.00%, 03/09/26 (Call 02/09/26)(a)(b)	13,425	13,448,457
2.60%, 09/28/22(b)	4,400	4,501,732
2.65%, 07/13/22(b)	2,803	2,855,066
3.45%, 03/15/23(b)	2,558	2,671,406

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.88%, 09/21/23(a)(b)	$7,109	$7,572,350
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	10,459	10,944,205
3.52%, 09/17/25 (Call 08/17/25)(b)	17,193	18,355,410
PACCAR Financial Corp.
0.35%, 08/11/23(a)	3,155	3,159,431
0.35%, 02/02/24	766	764,977
0.80%, 06/08/23(a)	500	504,901
1.10%, 05/11/26	5,305	5,325,732
1.80%, 02/06/25	1,392	1,442,095
1.90%, 02/07/23(a)	5,946	6,105,153
2.00%, 09/26/22	2,330	2,382,808
2.15%, 08/15/24(a)	5,796	6,128,194
2.30%, 08/10/22(a)	1,617	1,657,079
2.65%, 04/06/23(a)	1,307	1,364,852
3.40%, 08/09/23(a)	4,950	5,273,044
Stellantis NV, 5.25%, 04/15/23	16,969	18,358,591
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	14,213	14,306,285
1.34%, 03/25/26 (Call 02/25/26)	2,622	2,659,312
2.16%, 07/02/22	7,771	7,936,284
2.36%, 07/02/24(a)	1,881	1,989,655
3.42%, 07/20/23(a)	8,614	9,175,750
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	2,126	2,130,464
0.40%, 04/06/23	470	471,139
0.45%, 07/22/22	2,399	2,406,887
0.45%, 01/11/24(a)	1,163	1,164,964
0.50%, 08/14/23	2,992	3,004,133
0.80%, 10/16/25(a)	9,187	9,142,861
0.80%, 01/09/26(a)	6,376	6,352,724
1.35%, 08/25/23(a)	6,475	6,614,667
1.80%, 02/13/25(a)	10,533	10,941,350
2.00%, 10/07/24	7,166	7,488,860
2.15%, 09/08/22(a)	4,622	4,736,906
2.25%, 10/18/23(a)	3,207	3,353,194
2.63%, 01/10/23(a)	4,448	4,615,872
2.70%, 01/11/23	4,806	4,996,187
2.80%, 07/13/22(a)	2,810	2,890,202
2.90%, 03/30/23	9,887	10,363,736
2.90%, 04/17/24(a)	5,314	5,675,536
3.00%, 04/01/25(a)	12,558	13,597,549
3.35%, 01/08/24(a)	5,043	5,428,809
3.40%, 04/14/25(a)	5,108	5,615,163
3.45%, 09/20/23(a)	8,954	9,593,107
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(b)	8,397	8,437,391
0.88%, 11/22/23(a)(b)	9,409	9,455,783
1.25%, 11/24/25 (Call 10/24/25)(a)(b)	13,846	13,838,777
2.70%, 09/26/22(b)	8,494	8,746,670
2.85%, 09/26/24(a)(b)	8,487	9,031,733
3.13%, 05/12/23(b)	12,051	12,678,179
3.35%, 05/13/25(a)(b)	12,532	13,574,077
4.25%, 11/13/23(b)	13,104	14,235,435
4.63%, 11/13/25(a)(b)	4,742	5,416,195
		1,064,031,223
Auto Parts & Equipment — 0.2%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)(a)	4,606	5,000,158
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)(a)	2,947	3,332,318
Security	Par (000)	Value

Auto Parts & Equipment (continued)
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)(a)	$4,345	$4,712,913
5.00%, 10/01/25(a)(b)	14,820	17,074,119
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	5,943	6,437,269
4.15%, 10/01/25 (Call 07/01/25)(a)	690	776,921
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	814	852,213
		38,185,911
Banks — 31.6%
ABN AMRO Bank NV
4.75%, 07/28/25(b)	13,029	14,656,322
4.80%, 04/18/26(a)(b)	13,690	15,572,786
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(a)(b)	4,900	5,187,336
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)(c)	14,365	15,629,145
4.75%, 10/12/23(b)	12,025	13,120,891
ANZ New Zealand Int’l Ltd./London
1.90%, 02/13/23(a)(b)	9,687	9,946,852
3.40%, 03/19/24(b)	12,017	12,956,304
ASB Bank Ltd.
3.13%, 05/23/24(b)	5,753	6,163,883
3.75%, 06/14/23(a)(b)	11,433	12,185,624
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	215	235,181
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	18,392	19,148,463
4.40%, 05/19/26(b)	5,755	6,510,760
4.50%, 03/19/24(a)(b)	1,138	1,251,872
Australia & New Zealand Banking Group Ltd./New
York NY
2.05%, 11/21/22	12,270	12,602,149
2.63%, 11/09/22(a)	12,735	13,175,504
3.70%, 11/16/25(a)	3,291	3,681,576
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	10,139	10,219,487
1.13%, 09/18/25	17,950	17,874,962
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	10,254	10,515,477
3.13%, 07/01/30 (Call 07/01/25)(a)(b)(c)	8,835	8,724,651
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)(b)	4,295	4,612,830
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(b)	8,476	8,825,720
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
4.13%, 11/09/22(b)	1,791	1,867,135
5.38%, 04/17/25(a)(b)	24,106	27,492,893
5.95%, 10/01/28 (Call 10/01/23)(a)(b)(c)	3,760	4,093,738
Banco Santander SA
1.85%, 03/25/26	3,200	3,247,536
2.71%, 06/27/24	19,160	20,285,798
2.75%, 05/28/25	15,746	16,689,796
3.13%, 02/23/23	19,457	20,324,901
3.85%, 04/12/23	10,775	11,442,217
5.18%, 11/19/25	20,411	23,385,383
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	10,395	10,639,386
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(a)(c)	2,035	2,107,084

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bangkok Bank PCL/Hong Kong
3.88%, 09/27/22(b)	$5,165	$5,384,151
4.05%, 03/19/24(a)(b)	4,660	5,065,573
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	26,563	26,713,048
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	11,695	11,765,291
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)(c)	3,253	3,272,039
1.20%, 10/24/26 (Call 10/24/25)(c)	29,778	29,688,709
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	29,641	29,856,870
1.49%, 05/19/24 (Call 05/19/23)(a)(c)	2,721	2,774,609
1.73%, 07/22/27 (Call 07/22/26)(c)	39,650	40,147,918
2.02%, 02/13/26 (Call 02/13/25)(c)	28,020	29,080,546
2.46%, 10/22/25 (Call 10/22/24)(c)	23,845	25,110,025
2.82%, 07/21/23 (Call 07/21/22),
(3 mo. LIBOR US + 0.930%)(c)	12,526	12,873,471
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(c)	48,250	50,204,490
3.09%, 10/01/25 (Call 10/01/24)(c)	15,753	16,895,146
3.30%, 01/11/23	32,511	34,093,582
3.37%, 01/23/26 (Call 01/23/25)(c)	19,157	20,798,861
3.46%, 03/15/25 (Call 03/15/24)(c)	21,123	22,720,738
3.50%, 04/19/26(a)	8,028	8,903,853
3.55%, 03/05/24 (Call 03/05/23)(c)	32,271	34,038,364
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(c)	15,657	17,214,911
3.86%, 07/23/24 (Call 07/23/23)(c)	28,128	30,113,556
3.88%, 08/01/25	10,515	11,770,534
4.00%, 04/01/24	23,540	25,851,224
4.00%, 01/22/25	18,741	20,674,660
4.10%, 07/24/23	11,463	12,382,235
4.13%, 01/22/24(a)	14,816	16,234,922
4.20%, 08/26/24	26,515	29,314,751
4.45%, 03/03/26	10,614	12,103,374
Series L, 3.95%, 04/21/25	27,040	29,849,776
Series N, 1.66%, 03/11/27 (Call 03/11/26)(c)	13,435	13,624,979
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(c)(d)	26,461	28,544,446
Bank of China Ltd., 5.00%, 11/13/24(a)(b)	21,821	24,424,161
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	6,915	7,490,582
Bank of Montreal
0.45%, 12/08/23(a)	4,193	4,198,628
0.95%, 01/22/27 (Call 01/22/26)(c)	2,758	2,715,963
1.85%, 05/01/25(a)	6,638	6,886,452
2.05%, 11/01/22	8,766	8,992,032
2.35%, 09/11/22(a)	8,766	9,010,544
2.50%, 06/28/24(a)	16,909	17,918,572
2.55%, 11/06/22 (Call 10/06/22)	6,387	6,589,144
4.34%, 10/05/28 (Call 10/05/23)(c)	5,947	6,411,552
4.80%, (Call 08/25/24)(a)(c)(d)	6,197	6,568,820
Series E, 3.30%, 02/05/24	23,158	24,903,845
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(a)	3,529	3,531,309
0.50%, 04/26/24 (Call 03/26/24)(a)	14,920	14,937,060
0.75%, 01/28/26 (Call 12/28/25)(a)	714	709,001
1.60%, 04/24/25 (Call 03/24/25)	7,409	7,632,687
1.85%, 01/27/23 (Call 01/02/23)(a)	6,342	6,517,342
Security	Par (000)	Value

Banks (continued)
1.95%, 08/23/22	$2,517	$2,571,771
2.10%, 10/24/24(a)	10,167	10,697,955
2.20%, 08/16/23 (Call 06/16/23)(a)	12,070	12,534,216
2.66%, 05/16/23 (Call 05/16/22)(c)	12,669	12,963,683
2.80%, 05/04/26 (Call 02/04/26)	1,880	2,032,051
2.95%, 01/29/23 (Call 12/29/22)	12,159	12,689,821
3.25%, 09/11/24 (Call 08/11/24)	4,566	4,970,458
3.40%, 05/15/24 (Call 04/15/24)(a)	4,044	4,380,943
3.45%, 08/11/23	5,399	5,777,431
3.50%, 04/28/23	15,026	15,983,439
3.95%, 11/18/25 (Call 10/18/25)	963	1,085,600
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	7,782	8,429,799
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	5,371	5,816,137
Bank of New Zealand
1.00%, 03/03/26(a)(b)	1,605	1,590,519
2.00%, 02/21/25(a)(b)	11,767	12,200,688
3.50%, 02/20/24(a)(b)	9,930	10,700,700
Bank of Nova Scotia (The)
0.55%, 09/15/23	4,428	4,441,932
0.70%, 04/15/24	24,975	25,083,745
0.80%, 06/15/23(a)	2,790	2,813,767
1.05%, 03/02/26	8,020	7,964,878
1.30%, 06/11/25(a)	6,194	6,263,089
1.63%, 05/01/23	11,203	11,489,256
1.95%, 02/01/23	4,929	5,065,208
2.00%, 11/15/22(a)	7,304	7,494,018
2.20%, 02/03/25(a)	14,471	15,138,437
2.38%, 01/18/23(a)	9,555	9,887,177
2.45%, 09/19/22(a)	4,572	4,704,838
3.40%, 02/11/24(a)	15,458	16,642,120
4.50%, 12/16/25(a)	5,390	6,137,928
4.65%, (Call 10/12/22)(c)(d)	8,549	8,677,235
4.90%, (Call 06/04/25)(a)(c)(d)	15,800	17,004,750
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	1,303	1,484,384
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	5,183	5,192,386
2.13%, 11/21/22(b)	4,997	5,126,673
2.38%, 11/21/24(b)	12,281	12,903,393
2.70%, 07/20/22(b)	159	163,238
3.75%, 07/20/23(b)	9,285	9,929,873
Barclays Bank PLC, 3.75%, 05/15/24	3,035	3,315,299
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)(c)	8,303	8,348,467
2.85%, 05/07/26 (Call 05/07/25)(a)(c)	31,001	32,851,543
3.65%, 03/16/25	11,170	12,127,224
3.68%, 01/10/23 (Call 01/10/22)	860	876,931
3.93%, 05/07/25 (Call 05/07/24)(c)	20,713	22,467,555
4.34%, 05/16/24 (Call 05/16/23)(c)	20,499	21,937,825
4.38%, 09/11/24(a)	7,039	7,710,280
4.38%, 01/12/26	16,963	19,096,609
5.20%, 05/12/26	14,599	16,683,153
BBVA Bancomer SA/Texas
1.88%, 09/18/25(a)(b)	6,645	6,711,516
4.38%, 04/10/24(b)	200	218,540
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)(a)	425	435,964
3.88%, 04/10/25 (Call 03/10/25)(a)	3,036	3,340,758
2.50%, 08/27/24 (Call 07/27/24)(a)	9,992	10,549,278
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(b)(c)	15,288	15,130,728

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.22%, 06/09/26 (Call 06/09/25)(a)(b)(c)	$19,321	$19,985,352
2.82%, 11/19/25 (Call 11/19/24)(b)(c)	25,394	26,839,522
3.25%, 03/03/23(a)	11,568	12,185,037
3.38%, 01/09/25(b)	26,597	28,723,547
3.50%, 03/01/23(b)	15,015	15,811,621
3.80%, 01/10/24(b)	5,485	5,924,942
4.25%, 10/15/24(a)	10,248	11,412,841
4.38%, 09/28/25(b)	7,848	8,743,882
4.71%, 01/10/25 (Call 01/10/24)(a)(b)(c)	21,957	24,101,426
BNZ International Funding Ltd./London
2.65%, 11/03/22(a)(b)	3,406	3,522,247
3.38%, 03/01/23(a)(b)	9,702	10,209,008
BPCE SA
1.00%, 01/20/26(a)(b)	11,233	11,118,547
1.65%, 10/06/26 (Call 10/06/25)(b)(c)	13,989	14,089,905
2.38%, 01/14/25(a)(b)	19,728	20,605,910
2.75%, 01/11/23(a)(b)	10,411	10,815,325
4.00%, 09/12/23(a)(b)	3,588	3,863,071
4.00%, 04/15/24(a)	13,689	15,022,993
4.50%, 03/15/25(a)(b)	8,177	9,060,358
4.63%, 07/11/24(a)(b)	3,872	4,276,563
4.88%, 04/01/26(a)(b)	3,500	3,970,122
5.15%, 07/21/24(b)	22,235	24,936,103
5.70%, 10/22/23(b)	6,252	6,960,977
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	10,220	10,211,603
0.95%, 06/23/23	14,025	14,180,610
0.95%, 10/23/25	8,900	8,894,324
2.25%, 01/28/25	13,424	14,080,836
2.55%, 06/16/22(a)	7,093	7,268,174
2.61%, 07/22/23 (Call 07/22/22)(c)	11,449	11,730,838
3.10%, 04/02/24	12,390	13,256,888
3.50%, 09/13/23(a)	12,769	13,686,655
Capital One N.A., 2.15%, 09/06/22 (Call 08/06/22)	1,623	1,658,593
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(c)	1,545	1,618,388
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	26,492	28,706,114
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	12,919	12,982,832
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	6,215	6,253,115
1.12%, 01/28/27 (Call 01/28/26)(c)	23,196	22,937,301
1.68%, 05/15/24 (Call 05/15/23)(c)	7,256	7,434,044
2.70%, 10/27/22 (Call 09/27/22)	9,667	9,974,944
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(c)	29,232	30,089,653
3.11%, 04/08/26 (Call 04/08/25)(c)	50,351	54,035,390
3.30%, 04/27/25(a)	10,392	11,344,602
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	24,217	26,013,461
3.38%, 03/01/23(a)	432	454,282
3.40%, 05/01/26	5,383	5,914,189
3.50%, 05/15/23	11,139	11,791,987
3.70%, 01/12/26	10,912	12,112,102
3.75%, 06/16/24(a)	7,056	7,723,524
3.88%, 10/25/23(a)	5,930	6,436,905
3.88%, 03/26/25	9,310	10,259,643
4.00%, 08/05/24	4,254	4,660,804
4.04%, 06/01/24 (Call 06/01/23)(c)	22,798	24,395,378
4.05%, 07/30/22	13,643	14,227,486
Security	Par (000)	Value

Banks (continued)
4.40%, 06/10/25	$28,620	$32,098,922
4.60%, 03/09/26	6,812	7,815,587
5.50%, 09/13/25	3,470	4,080,738
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)(a)	5,118	5,352,945
3.70%, 03/29/23 (Call 02/28/23)(a)	12,367	13,072,115
3.75%, 02/18/26 (Call 11/18/25)	4,613	5,120,702
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)(a)	50	56,018
Comerica Bank
2.50%, 07/23/24	10,216	10,820,351
4.00%, 07/27/25(a)	1,150	1,275,657
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	12,161	12,982,694
Commonwealth Bank of Australia
2.50%, 09/18/22(a)(b)	6,124	6,302,703
2.85%, 05/18/26(b)	120	129,908
3.35%, 06/04/24(a)(b)	3,305	3,576,065
3.45%, 03/16/23(b)	1,223	1,290,934
4.50%, 12/09/25(a)(b)	210	237,454
Cooperatieve Rabobank U.A.
3.95%, 11/09/22(a)	11,476	12,052,213
4.38%, 08/04/25	8,438	9,414,356
4.63%, 12/01/23(a)	15,214	16,710,796
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	1,205	1,204,617
2.75%, 01/10/23	11,380	11,839,297
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(b)(c)	18,313	18,150,302
1.11%, 02/24/27 (Call 02/24/26)(a)(b)(c)	10,100	9,988,420
1.34%, 06/24/26 (Call 06/24/25)(a)(b)(c)	5,187	5,238,936
2.63%, 07/22/24(a)(b)	15,813	16,716,512
3.38%, 05/21/25(a)	4,358	4,776,731
3.88%, 09/26/23(a)(b)	11,008	11,861,389
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	10,801	10,817,201
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)(c)	13,698	13,528,877
4.38%, 03/17/25(a)(b)	5,851	6,449,992
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)(c)	23,297	23,851,003
2.38%, 01/22/25(b)	819	856,381
3.25%, 10/04/24(b)	24,573	26,469,703
3.75%, 04/24/23(a)(b)	13,237	14,088,459
3.88%, 04/15/24(a)(b)	2,631	2,874,908
Credit Suisse AG/New York NY
0.50%, 02/02/24	10,215	10,191,604
1.00%, 05/05/23(a)	14,869	15,038,173
2.95%, 04/09/25(a)	21,142	22,716,471
3.63%, 09/09/24	14,024	15,329,084
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(b)(c)	25,170	24,645,120
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	33,126	33,985,034
2.59%, 09/11/25 (Call 09/11/24)(a)(b)(c)	717	749,484
3.00%, 12/14/23 (Call 12/14/22)(a)(b)(c)	13,170	13,631,164
3.57%, 01/09/23 (Call 01/09/22)(b)	12,149	12,366,886
3.75%, 03/26/25	16,464	17,887,549
3.80%, 06/09/23	19,741	20,966,945
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(c)	8,690	9,287,321
4.55%, 04/17/26(a)	16,896	19,154,558
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	13,888	14,485,708

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	$9,636	$9,755,254
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	11,829	11,834,993
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	8,362	8,957,710
3.88%, 09/12/23(b)	7,638	8,155,281
5.38%, 01/12/24(a)(b)	16,858	18,788,964
Danske Bank AS, 1.17%, 12/08/23 (Call 12/08/22)(b)(c)	364	365,895
DBS Group Holdings Ltd., 4.52%, 12/11/28 (Call 12/11/23)(a)(b)(c)	1,652	1,785,927
Deutsche Bank AG, 4.10%, 01/13/26(a)	1,049	1,153,870
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	6,817	7,337,165
Deutsche Bank AG/New York NY
0.90%, 05/28/24	5,450	5,454,105
1.45%, 04/01/25 (Call 04/01/24)(c)	7,390	7,459,488
1.69%, 03/19/26	3,612	3,647,351
2.13%, 11/24/26 (Call 11/24/25)(c)	22,795	23,181,918
2.22%, 09/18/24 (Call 09/18/23)(a)(c)	22,420	23,059,721
3.30%, 11/16/22	5,839	6,064,139
3.70%, 05/30/24	5,684	6,115,030
3.95%, 02/27/23	19,226	20,267,310
3.96%, 11/26/25 (Call 11/26/24)(c)	17,345	18,830,587
4.10%, 01/13/26(a)	250	275,426
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	11,981	12,594,996
3.35%, 02/06/23 (Call 01/06/23)(a)	16,217	16,973,051
4.20%, 08/08/23	6,765	7,318,176
4.25%, 03/13/26	2,035	2,291,428
4.68%, 08/09/28 (Call 08/09/23)(c)	2,521	2,682,092
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25)(a)(b)(c)	1,401	1,393,319
1.54%, 05/25/27 (Call 05/25/26)(b)(c)	10,580	10,620,931
2.15%, 12/02/22(a)(b)	5,382	5,537,451
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	3,100	3,107,069
2.05%, 02/10/25(a)(b)	9,807	10,161,956
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)(a)	5,956	6,088,164
2.38%, 01/28/25 (Call 12/28/24)	9,791	10,296,458
2.60%, 06/15/22 (Call 05/15/22)	4,155	4,247,455
3.65%, 01/25/24 (Call 12/25/23)	19,608	21,117,237
4.30%, 01/16/24 (Call 12/16/23)(a)	6,655	7,257,745
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	7,801	7,980,450
3.85%, 03/15/26 (Call 02/15/26)	3,022	3,354,101
3.95%, 07/28/25 (Call 06/28/25)	7,918	8,901,621
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	1,244	1,312,860
4.00%, 05/26/25 (Call 04/26/25)(a)	2,942	3,255,717
First Republic Bank/CA
1.91%, 02/12/24 (Call 02/12/23), (SOFR + 0.620%)(c)	2,489	2,545,451
2.50%, 06/06/22 (Call 05/06/22)	3,107	3,169,565
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)(a)	2,841	2,892,184
Fulton Financial Corp., 4.50%, 11/15/24(a)	770	855,905
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	6,188	6,193,796
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(c)	10,289	10,309,831
0.67%, 03/08/24 (Call 03/08/23)(a)(c)	12,230	12,264,821
	Par
Security	(000)	Value

Banks (continued)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	$11,262	$11,217,136
1.09%, 12/09/26 (Call 12/09/25)(c)	10,184	10,075,999
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	23,037	23,059,945
2.91%, 06/05/23 (Call 06/05/22)(c)	26,704	27,383,062
2.91%, 07/24/23 (Call 07/24/22)(c)	28,812	29,625,411
3.20%, 02/23/23 (Call 01/23/23)	20,682	21,651,156
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	28,747	31,002,790
3.50%, 01/23/25 (Call 10/23/24)	18,182	19,742,913
3.50%, 04/01/25 (Call 03/01/25)	32,209	35,116,395
3.63%, 01/22/23	25,412	26,779,926
3.63%, 02/20/24 (Call 01/20/24)	17,704	19,121,283
3.75%, 05/22/25 (Call 02/22/25)	21,856	24,056,825
3.75%, 02/25/26 (Call 11/25/25)	8,999	9,999,546
3.85%, 07/08/24 (Call 04/08/24)(a)	15,162	16,502,247
4.00%, 03/03/24	29,431	32,168,290
4.25%, 10/21/25	13,243	14,891,020
Hana Bank, 4.38%, 09/30/24(b)	500	551,878
HSBC Bank PLC, 7.65%, 05/01/25(a)	1,523	1,854,534
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24)(c)	14,575	14,636,386
1.65%, 04/18/26 (Call 04/18/25)(a)(c)	18,863	19,171,038
2.10%, 06/04/26 (Call 06/04/25)(a)(c)	22,069	22,699,342
2.63%, 11/07/25 (Call 11/07/24)(a)(c)	28,927	30,523,969
3.03%, 11/22/23 (Call 11/22/22)(a)(c)	9,468	9,838,206
3.60%, 05/25/23	7,111	7,570,664
3.80%, 03/11/25 (Call 03/11/24)(c)	15,345	16,597,841
3.90%, 05/25/26	13,687	15,262,681
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(c)	29,971	31,994,342
4.25%, 03/14/24	17,705	19,330,619
4.25%, 08/18/25	7,702	8,549,814
4.29%, 09/12/26 (Call 09/12/25)(c)	27,613	30,857,121
4.30%, 03/08/26(a)	13,531	15,342,432
HSBC USA Inc., 3.50%, 06/23/24(a)	5,133	5,578,993
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	13,337	14,113,584
4.00%, 05/15/25 (Call 04/15/25)	8,069	8,989,772
4.35%, 02/04/23	5,289	5,607,944
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)(a)	4,140	4,237,899
2.50%, 08/07/22 (Call 07/07/22)	3,331	3,412,147
3.55%, 10/06/23 (Call 09/06/23)(a)	5,573	5,959,546
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	2,155	2,329,388
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	19,260	21,573,382
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	7,504	7,736,851
ING Bank NV, 5.80%, 09/25/23(a)(b)	3,898	4,337,592
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)(c)	10,677	10,753,266
1.73%, 04/01/27 (Call 04/01/26)(c)	4,495	4,551,593
3.55%, 04/09/24	11,726	12,676,291
4.10%, 10/02/23	23,976	25,970,935
4.63%, 01/06/26(b)	7,702	8,834,529
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	7,802	8,022,824
3.38%, 01/12/23(b)	18,862	19,673,812

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.25%, 01/12/24	$767	$850,766
Series NR, 3.25%, 09/23/24(b)	200	213,411
JPMorgan Chase & Co. 0.56%, 02/16/25 (Call 02/16/24)(c)	3,766	3,757,256
0.65%, 09/16/24 (Call 09/16/23)(a)(c)	7,372	7,394,971
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(c)	3,340	3,354,235
0.82%, 06/01/25 (Call 06/01/24)(c)	23,270	23,301,100
1.04%, 02/04/27 (Call 02/04/26)(c)	22,374	22,100,930
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	18,835	18,667,634
1.51%, 06/01/24 (Call 06/01/23)(c)	12,043	12,296,278
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	20,885	21,043,546
2.01%, 03/13/26 (Call 03/13/25)(a)(c)	42,093	43,642,491
2.08%, 04/22/26 (Call 04/22/25)(c)	32,986	34,267,957
2.30%, 10/15/25 (Call 10/15/24)(c)	23,686	24,805,821
2.70%, 05/18/23 (Call 03/18/23)(a)	12,879	13,438,108
2.97%, 01/15/23 (Call 01/15/22)(a)	970	986,054
3.13%, 01/23/25 (Call 10/23/24)(a)	22,274	24,014,779
3.20%, 01/25/23(a)	25,544	26,795,791
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	30,428	32,498,471
3.25%, 09/23/22	14,171	14,725,974
3.30%, 04/01/26 (Call 01/01/26)(a)	11,854	13,013,371
3.38%, 05/01/23	7,071	7,475,026
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(c)	27,006	28,576,103
3.63%, 05/13/24(a)	12,141	13,254,962
3.80%, 07/23/24 (Call 07/23/23)(c)	17,363	18,567,471
3.88%, 02/01/24	13,613	14,836,968
3.88%, 09/10/24	24,698	27,066,918
3.90%, 07/15/25 (Call 04/15/25)	9,588	10,670,785
3.96%, 01/29/27 (Call 01/29/26)(c)	11,323	12,663,024
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(c)	31,074	33,684,005
KEB Hana Bank, 3.50%, 01/30/24(b)	5,000	5,364,709
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23)(c)	6,300	6,306,789
1.25%, 03/10/23	3,711	3,773,463
2.30%, 09/14/22	8,760	8,986,237
2.40%, 06/09/22	2,424	2,476,877
3.30%, 06/01/25(a)	6,092	6,678,957
3.38%, 03/07/23	8,692	9,159,283
3.40%, 05/20/26	2,494	2,726,516
KeyCorp., 4.15%, 10/29/25(a)	4,126	4,660,393
Kookmin Bank
1.75%, 05/04/25(b)	5,000	5,095,204
4.35%, (Call 07/02/24)(b)(c)(d)	5,000	5,262,500
Lloyds Bank PLC
2.25%, 08/14/22(a)	219	224,232
3.50%, 05/14/25(a)	210	228,248
12.00%, (Call 12/16/24)(a)(b)(c)(d)	100	108,600
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(a)(c)	250	250,805
1.33%, 06/15/23 (Call 06/15/22)(c)	2,475	2,498,204
2.44%, 02/05/26 (Call 02/05/25)(c)	31,510	33,018,414
2.91%, 11/07/23 (Call 11/07/22)(c)	22,782	23,574,368
3.87%, 07/09/25 (Call 07/09/24)(c)	19,603	21,361,085

	Par
Security	(000)	Value

Banks (continued)
3.90%, 03/12/24(a)	$10,421	$11,368,937
4.05%, 08/16/23	14,499	15,621,272
4.45%, 05/08/25	25,094	28,248,374
4.50%, 11/04/24	25,927	28,876,318
4.58%, 12/10/25	31,244	35,252,975
4.65%, 03/24/26(a)	16,318	18,507,676
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	9,222	9,840,545
Macquarie Bank Ltd.
0.44%, 12/16/22(b)	1,785	1,787,453
2.10%, 10/17/22(a)(b)	12,733	13,055,218
2.30%, 01/22/25(b)	15,463	16,140,508
3.90%, 01/15/26(a)(b)	2,415	2,703,143
4.00%, 07/29/25(a)(b)	1,276	1,420,734
4.88%, 06/10/25(a)(b)	1,019	1,142,034
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26)(a)(b)(c)	15,755	15,606,124
3.19%, 11/28/23 (Call 11/28/22)(a)(b)(c)	18,225	18,935,584
4.15%, 03/27/24 (Call 03/27/23)(a)(b)(c)	7,171	7,622,630
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)(a)	4,679	5,020,200
Mitsubishi UFJ Financial Group Inc. 0.85%, 09/15/24 (Call 09/15/23)(c)	4,273	4,298,078
1.41%, 07/17/25	13,619	13,806,966
2.19%, 02/25/25	31,433	32,829,329
2.53%, 09/13/23(a)	2,636	2,758,099
2.62%, 07/18/22	8,024	8,236,231
2.67%, 07/25/22(a)	23,172	23,801,452
2.80%, 07/18/24(a)	19,791	21,079,473
3.41%, 03/07/24	13,462	14,490,554
3.46%, 03/02/23	13,499	14,220,231
3.76%, 07/26/23	23,604	25,293,960
3.78%, 03/02/25	2,173	2,386,190
3.85%, 03/01/26(a)	7,418	8,331,080
Mizuho Bank Ltd.
2.95%, 10/17/22(a)(b)	2,060	2,133,810
3.20%, 03/26/25(a)(b)	110	118,424
3.50%, 03/21/23(a)(b)	480	506,940
3.60%, 09/25/24(b)	523	569,839
3.75%, 04/16/24(b)	1,627	1,767,547
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(b)	12,580	13,752,990
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(c)	5,705	5,737,170
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)(c)	15,930	16,169,107
2.23%, 05/25/26 (Call 05/25/25)(a)(c)	8,767	9,087,047
2.56%, 09/13/25 (Call 09/13/24)(c)	4,322	4,543,926
2.60%, 09/11/22	4,381	4,510,386
2.72%, 07/16/23 (Call 07/16/22)(a)(c)	16,963	17,429,569
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(c)	5,547	5,878,566
3.48%, 04/12/26(a)(b)	6,765	7,403,099
3.55%, 03/05/23(a)	12,125	12,811,135
3.92%, 09/11/24 (Call 09/11/23)(a)(c)	16,035	17,215,410
4.35%, 10/20/25(a)(b)	350	389,097
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%) (c)	32,398	32,467,539
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(c)	25,069	25,123,666

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
0.73%, 04/05/24 (Call 04/05/23),
(SOFR + 0.610%)(c)	$5,625	$5,645,901
0.79%, 05/30/25 (Call 05/30/24)(c)	36,820	36,791,917
0.99%, 12/10/26 (Call 12/10/25)(c)	23,008	22,730,062
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	21,538	21,735,774
2.19%, 04/28/26 (Call 04/28/25),
(SOFR + 1.990%)(a)(c)	34,381	35,954,703
2.72%, 07/22/25 (Call 07/22/24)(c)	28,083	29,788,782
3.13%, 01/23/23	20,267	21,202,819
3.70%, 10/23/24(a)	19,126	20,995,989
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)(c)	29,443	31,265,499
3.75%, 02/25/23	27,447	29,063,005
3.88%, 01/27/26	25,654	28,733,277
4.00%, 07/23/25	18,734	20,945,567
4.10%, 05/22/23	23,478	25,118,946
4.88%, 11/01/22	16,016	17,007,568
5.00%, 11/24/25	9,585	11,118,296
Series F, 3.88%, 04/29/24	29,305	31,983,973
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)(c)	11,538	11,572,815
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)(a)	990	1,059,982
3.50%, 06/18/22	2,443	2,525,300
MUFG Bank Ltd.
3.20%, 02/26/23(b)	619	649,194
3.25%, 09/08/24(a)(b)	863	932,098
3.75%, 03/10/24(a)(b)	257	279,218
4.10%, 09/09/23(a)(b)	556	601,327
MUFG Union Bank N.A., 2.10%, 12/09/22
(Call 11/09/22)	8,458	8,678,012
National Australia Bank Ltd./New York
1.88%, 12/13/22	10,138	10,395,430
2.88%, 04/12/23(a)	1,421	1,488,218
3.00%, 01/20/23(a)	5,321	5,560,766
3.38%, 01/14/26	3,308	3,653,673
3.63%, 06/20/23	7,795	8,298,595
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)(c)	7,054	7,039,270
0.90%, 08/15/23 (Call 08/15/22)(a)(c)	3,364	3,386,352
2.10%, 02/01/23(a)	13,298	13,667,308
2.15%, 10/07/22(a)(b)	10,394	10,651,354
National Securities Clearing Corp.
0.40%, 12/07/23 (Call 11/07/23)(a)(b)	1,889	1,892,786
0.75%, 12/07/25 (Call 11/07/25)(a)(b)	2,823	2,790,068
1.20%, 04/23/23(b)	14,208	14,458,771
1.50%, 04/23/25 (Call 03/23/25)(b)	8,410	8,594,640
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(c)	13,346	13,783,727
3.50%, 05/15/23 (Call 05/15/22)(c)	26,604	27,382,436
3.75%, 11/01/29 (Call 11/01/24)(a)(c)	14,100	15,045,405
3.88%, 09/12/23(a)	14,514	15,582,521
4.27%, 03/22/25 (Call 03/22/24)(c)	21,078	22,998,897
4.52%, 06/25/24 (Call 06/25/23)(c)	16,293	17,562,842
4.80%, 04/05/26	7,187	8,264,346
5.13%, 05/28/24	9,506	10,633,371
6.00%, 12/19/23(a)	10,848	12,222,120
6.10%, 06/10/23	155	171,030
6.13%, 12/15/22	100	108,119

	Par
Security	(000)	Value

Banks (continued)
NatWest Markets PLC
0.80%, 08/12/24(b)	$8,100	$8,110,509
2.38%, 05/21/23(b)	9,954	10,334,561
3.63%, 09/29/22(b)	3,978	4,152,048
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(c)(d)	5,560	5,817,150
NongHyup Bank
1.25%, 07/20/25(b)	5,550	5,562,726
2.88%, 07/17/22(b)	8,008	8,216,595
Nordea Bank Abp
0.63%, 05/24/24(b)	5,990	6,004,341
0.75%, 08/28/25(a)(b)	10,499	10,419,393
1.00%, 06/09/23(b)	7,490	7,586,086
3.75%, 08/30/23(a)(b)	13,063	13,989,030
4.25%, 09/21/22(b)	2,086	2,188,428
Northern Trust Corp.
2.38%, 08/02/22(a)	1,669	1,711,252
3.95%, 10/30/25	7,909	8,971,420
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(b)(c)	14,600	14,623,360
4.25%, 06/19/24(b)	6,688	7,309,518
People’s United Bank N.A., 4.00%, 07/15/24
(Call 04/16/24)(a)	356	385,289
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)	756	774,364
2.70%, 11/01/22 (Call 10/01/22)	13,023	13,447,092
2.95%, 01/30/23 (Call 12/30/22)(a)	9,911	10,320,871
2.95%, 02/23/25 (Call 01/24/25)(a)	6,175	6,639,508
3.25%, 06/01/25 (Call 05/02/25)(a)	782	852,869
3.30%, 10/30/24 (Call 09/30/24)(a)	5,169	5,638,317
3.50%, 06/08/23 (Call 05/09/23)	11,013	11,687,742
3.80%, 07/25/23 (Call 06/25/23)	5,142	5,503,922
4.20%, 11/01/25 (Call 10/02/25)(a)	3,696	4,195,495
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	7,976	8,433,828
2.85%, 11/09/22(e)	4,504	4,673,130
3.50%, 01/23/24 (Call 12/23/23)(a)	17,378	18,726,646
3.90%, 04/29/24 (Call 03/29/24)(a)	9,571	10,458,996
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 09/26/22(b)	45	47,073
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	10,899	11,392,461
3.80%, 08/14/23 (Call 07/14/23)	16,505	17,656,554
Royal Bank of Canada
0.43%, 01/19/24(a)	3,113	3,115,820
0.50%, 10/26/23(a)	8,870	8,897,950
0.88%, 01/20/26(a)	12,536	12,400,507
1.15%, 06/10/25	7,656	7,704,668
1.20%, 04/27/26	21,225	21,225,763
1.60%, 04/17/23	7,973	8,172,414
1.95%, 01/17/23	12,207	12,547,800
2.25%, 11/01/24	18,103	19,067,481
2.55%, 07/16/24	16,250	17,219,893
3.70%, 10/05/23	17,436	18,790,935
4.65%, 01/27/26	17,023	19,618,917
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	13,771	14,352,842
3.45%, 06/02/25 (Call 05/02/25)	24,866	26,814,304
3.50%, 06/07/24 (Call 05/07/24)	13,386	14,368,884
4.50%, 07/17/25 (Call 04/17/25)	5,248	5,850,767

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(c)	$15,260	$15,337,413
3.37%, 01/05/24 (Call 01/05/23)(a)(c)	19,133	19,989,377
3.57%, 01/10/23 (Call 01/10/22)(a)	355	361,530
4.75%, 09/15/25(b)	825	927,037
4.80%, 11/15/24 (Call 11/15/23)(a)(c)	15,914	17,497,474
Santander UK PLC
2.10%, 01/13/23	3,416	3,513,480
2.88%, 06/18/24(a)	7,380	7,858,044
4.00%, 03/13/24(a)	11,610	12,712,063
5.00%, 11/07/23(a)(b)	62	67,849
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	248	247,748
2.88%, (Call 05/12/26)(b)(c)(d)	5,000	4,967,650
3.34%, 02/05/30 (Call 02/05/25)(b)(c)	230	241,642
Signature Bank/New York NY, 4.00%, 10/15/30
(Call 10/15/25)(a)(c)	3,593	3,721,268
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(b)	2,493	2,496,989
0.85%, 09/02/25(a)(b)	12,208	12,072,247
2.20%, 12/12/22(a)(b)	9,319	9,596,969
Societe Generale SA
1.38%, 07/08/25(a)(b)	6,486	6,524,412
1.49%, 12/14/26 (Call 12/14/25)(a)(b)(c)	12,913	12,843,347
2.63%, 10/16/24(a)(b)	16,113	16,937,987
2.63%, 01/22/25(a)(b)	20,970	21,988,188
3.88%, 03/28/24(b)	13,209	14,297,384
4.25%, 09/14/23(b)	15,760	17,031,669
4.25%, 04/14/25(b)	15,947	17,399,081
4.75%, 11/24/25(a)(b)	6,559	7,347,875
5.00%, 01/17/24(b)	5,399	5,903,245
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(b)(c)	3,099	3,096,397
1.21%, 03/23/25 (Call 03/23/24)(b)(c)	8,115	8,173,968
1.32%, 10/14/23 (Call 10/14/22)(b)(c)	1,249	1,259,229
1.46%, 01/14/27 (Call 01/14/26)(b)(c)	9,800	9,689,191
2.82%, 01/30/26 (Call 01/30/25)(b)(c)	25,419	26,759,000
3.20%, 04/17/25(a)(b)	745	796,096
3.79%, 05/21/25 (Call 05/21/24)(a)(b)(c)	16,413	17,728,201
3.89%, 03/15/24 (Call 03/15/23)(b)(c)	19,078	20,108,724
3.95%, 01/11/23(a)(b)	2,840	2,973,901
4.05%, 04/12/26(b)	8,125	8,995,886
5.20%, 01/26/24(a)(b)	496	546,570
State Bank of India/London
4.38%, 01/24/24(a)(b)	11,635	12,539,381
4.88%, 04/17/24(b)	100	109,952
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)(c)	13,662	14,445,201
2.65%, 05/15/23 (Call 05/15/22)(c)	7,392	7,561,426
2.90%, 03/30/26 (Call 03/30/25)(c)	15,446	16,566,467
3.10%, 05/15/23	9,790	10,330,102
3.30%, 12/16/24(a)	8,426	9,242,170
3.55%, 08/18/25	8,222	9,162,380
3.70%, 11/20/23(a)	4,741	5,146,389
3.78%, 12/03/24 (Call 12/03/23)(a)(c)	6,969	7,548,871
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	215	224,526
3.20%, 07/18/22	586	605,534
3.40%, 07/11/24	1,837	1,991,364
3.95%, 07/19/23	268	288,084
	Par
Security	(000)	Value

Banks (continued)
3.95%, 01/10/24(a)	$1,135	$1,235,303
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(a)	1,435	1,434,932
0.95%, 01/12/26(a)	14,571	14,394,724
1.47%, 07/08/25(a)	30,724	31,179,542
2.35%, 01/15/25(a)	11,308	11,857,452
2.45%, 09/27/24	17,153	18,093,430
2.70%, 07/16/24	20,150	21,353,788
2.78%, 07/12/22	6,420	6,600,061
2.78%, 10/18/22	7,196	7,443,686
3.10%, 01/17/23	11,325	11,837,437
3.75%, 07/19/23	18,082	19,357,772
3.78%, 03/09/26	4,464	4,971,395
3.94%, 10/16/23(a)	18,497	20,050,221
4.44%, 04/02/24(a)(b)	3,260	3,571,201
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(a)(b)	5,208	5,238,689
0.85%, 03/25/24(a)(b)	3,377	3,391,945
1.05%, 09/12/25(b)	13,583	13,488,204
1.55%, 03/25/26(b)	4,807	4,872,131
Suncorp-Metway Ltd., 3.30%, 04/15/24(a)(b)	10,094	10,843,358
SVB Financial Group, 3.50%, 01/29/25(a)	761	824,623
Svenska Handelsbanken AB
0.63%, 06/30/23(a)(b)	7,974	8,022,143
3.90%,11/20/23(a)	11,765	12,804,791
Swedbank AB
0.60%, 09/25/23(a)(b)	6,102	6,110,238
0.85%, 03/18/24(b)	2,880	2,904,054
1.30%, 06/02/23(b)	1,523	1,548,022
Synovus Financial Corp., 3.13%, 11/01/22
(Call 10/01/22)	2,485	2,562,087
Toronto-Dominion Bank (The)
0.25%, 01/06/23	4,846	4,845,715
0.45%, 09/11/23(a)	3,687	3,697,754
0.55%, 03/04/24	5,645	5,660,587
0.75%, 06/12/23(a)	7,488	7,556,720
0.75%, 09/11/25(a)	4,525	4,490,864
0.75%, 01/06/26(a)	15,424	15,285,153
1.15%, 06/12/25(a)	2,571	2,595,981
1.90%, 12/01/22	17,659	18,110,429
2.65%, 06/12/24	20,373	21,688,919
3.25%, 03/11/24	11,841	12,755,944
3.50%, 07/19/23(a)	19,935	21,314,203
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	6,057	6,160,910
1.50%, 03/10/25 (Call 02/10/25)	11,184	11,463,691
2.15%, 12/06/24 (Call 11/05/24)	11,069	11,611,723
2.45%, 08/01/22 (Call 07/01/22)(a)	5,979	6,124,508
2.64%, 09/17/29 (Call 09/17/24)(c)	6,653	6,991,105
2.75%, 05/01/23 (Call 04/01/23)(a)	4,605	4,814,454
3.00%, 02/02/23 (Call 01/02/23)(a)	1,447	1,509,616
3.20%, 04/01/24 (Call 03/01/24)(a)	18,394	19,785,477
3.63%, 09/16/25 (Call 08/16/25)	5,723	6,322,337
3.69%, 08/02/24 (Call 08/02/23)(c)	1,826	1,952,203
4.05%, 11/03/25 (Call 09/03/25)	1,992	2,240,904
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/06/25)	2,196	2,221,267
1.27%, 03/02/27 (Call 03/02/26)(c)	12,913	12,897,473
2.20%, 03/16/23 (Call 02/13/23)(a)	13,396	13,837,738
2.50%, 08/01/24 (Call 07/01/24)(a)	11,440	12,103,700

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.85%, 10/26/24 (Call 09/26/24)(a)	$12,534	$13,478,071
3.05%, 06/20/22 (Call 05/20/22)	15,804	16,241,217
3.70%, 06/05/25 (Call 05/05/25)(a)	10,476	11,586,085
3.75%, 12/06/23 (Call 11/06/23)	13,088	14,141,057
4.00%, 05/01/25 (Call 03/01/25)(a)	5,292	5,897,413
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	5,996	6,146,435
2.40%, 07/30/24 (Call 06/28/24)	15,051	15,908,551
2.95%, 07/15/22 (Call 06/15/22)	15,236	15,667,147
3.10%, 04/27/26 (Call 03/27/26)	3,486	3,803,911
3.38%, 02/05/24 (Call 01/05/24)(a)	13,280	14,291,284
3.60%, 09/11/24 (Call 08/11/24)(a)	11,531	12,640,375
3.70%, 01/30/24 (Call 12/29/23)	3,626	3,927,664
3.95%, 11/17/25 (Call 10/17/25)	4,523	5,120,673
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)(a)	860	882,797
2.05%, 01/21/25 (Call 12/20/24)(a)	10,886	11,400,723
2.80%, 01/27/25 (Call 12/27/24)(a)	12,390	13,326,792
2.85%, 01/23/23 (Call 12/23/22)(a)	7,238	7,540,361
3.40%, 07/24/23 (Call 06/23/23)	7,399	7,880,204
UBS AG/London
0.38%, 06/01/23(b)	7,865	7,859,652
0.45%, 02/09/24(a)(b)	12,965	12,922,842
1.25%, 06/01/26(b)	15,000	14,986,166
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(b)(c)	15,611	15,749,562
1.36%, 01/30/27 (Call 01/30/26)(b)(c)	21,331	21,261,234
2.86%, 08/15/23 (Call 08/15/22)(b)(c)	25,591	26,327,701
3.49%, 05/23/23 (Call 05/23/22)(b)	12,933	13,322,206
4.13%, 09/24/25(b)	13,580	15,231,880
4.13%, 04/15/26(b)	4,549	5,116,820
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(b)(c)	8,600	8,604,318
2.57%, 09/22/26 (Call 09/22/25)(a)(b)(c)	13,393	13,603,421
United Overseas Bank Ltd.
1.25%, 04/14/26(a)(b)	200	200,839
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	7,564	8,075,251
Wachovia Corp., 6.61%, 10/01/25	300	365,873
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24)(c)	8,470	8,488,526
1.65%, 06/02/24 (Call 06/02/23)(c)	20,287	20,794,148
2.16%, 02/11/26 (Call 02/11/25)(a)(c)	36,535	38,091,822
2.19%, 04/30/26 (Call 04/30/25)(a)(c)	35,681	37,204,327
2.41%, 10/30/25 (Call 10/30/24)(c)	26,690	28,069,811
3.00%, 02/19/25	9,909	10,660,210
3.00%, 04/22/26(a)	20,264	21,933,556
3.07%, 01/24/23 (Call 01/24/22)	1,765	1,796,882
3.30%, 09/09/24(a)	19,029	20,630,553
3.55%, 09/29/25	20,169	22,259,215
3.75%, 01/24/24 (Call 12/24/23)	40,372	43,647,430
4.13%, 08/15/23	4,800	5,185,080
4.48%, 01/16/24(a)	3,566	3,924,695
Series M, 3.45%, 02/13/23	46,537	48,976,192
Wells Fargo Bank N.A., 3.55%, 08/14/23
(Call 07/14/23)(a)	16,312	17,448,049
Westpac Banking Corp.
1.15%, 06/03/26	10,000	9,992,626
2.00%, 01/13/23(a)	11,115	11,431,921
2.35%, 02/19/25(a)	11,595	12,226,896
2.50%, 06/28/22	6,639	6,804,872
	Par
Security	(000)	Value

Banks (continued)
2.75%, 01/11/23	$13,666	$14,229,341
2.85%, 05/13/26	4,689	5,066,920
2.89%, 02/04/30 (Call 02/04/25)(c)	20,929	21,743,975
3.30%, 02/26/24(a)	7,946	8,563,711
3.65%, 05/15/23	10,822	11,534,744
Woori Bank, 4.75%, 04/30/24(a)(b)	814	897,769
		8,082,434,959
Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	25,878	28,661,434
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	8,225	9,093,472
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 06/29/21)(a)	28,131	31,420,575
Bacardi Ltd., 4.45%, 05/15/25 (Call 03/15/25)(b)	6,847	7,636,270
Beam Suntory Inc., 3.25%, 06/15/23 (Call 03/17/23)(a)	395	413,329
Becle SAB de CV, 3.75%, 05/13/25(b)	157	170,816
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	50	51,240
3.50%, 04/15/25 (Call 02/15/25)(a)	903	986,466
Coca-Cola Co. (The)
1.75%, 09/06/24(a)	16,290	16,984,083
2.88%, 10/27/25	2,136	2,317,793
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	930	1,032,168
Coca-Cola Europacific Partners PLC
0.50%, 05/05/23(b)	250	249,709
0.80%, 05/03/24(b)	375	375,264
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	3,915	4,032,558
3.20%, 02/15/23 (Call 01/15/23)(a)	7,187	7,519,002
4.25%, 05/01/23(a)	14,407	15,431,110
4.40%, 11/15/25 (Call 09/15/25)(a)	5,087	5,781,055
4.75%, 11/15/24(a)	7,093	8,028,289
4.75%, 12/01/25(a)	2,613	3,020,971
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)(a)	3,905	3,977,486
2.13%, 10/24/24 (Call 09/24/24)(a)	7,759	8,151,852
2.63%, 04/29/23 (Call 01/29/23)(a)	17,259	17,934,017
3.50%, 09/18/23 (Call 08/18/23)(a)	1,142	1,220,774
Diageo Investment Corp., 8.00%, 09/15/22(a)	216	237,067
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	1,500	1,558,538
Heineken NV, 2.75%, 04/01/23(a)(b)	13,814	14,369,458
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)(a)	8,890	8,906,350
3.13%, 12/15/23 (Call 10/15/23)	6,416	6,802,580
3.40%, 11/15/25 (Call 08/15/25)(a)	2,401	2,639,922
4.06%, 05/25/23 (Call 04/25/23)(a)	13,456	14,390,205
4.42%, 05/25/25 (Call 03/25/25)(a)	13,773	15,521,164
PepsiCo Inc.
0.40%, 10/07/23	2,258	2,264,360
0.75%, 05/01/23	6,258	6,325,520
2.25%, 03/19/25 (Call 02/19/25)	19,095	20,188,261
2.75%, 03/01/23	12,105	12,648,363
2.75%, 04/30/25 (Call 01/30/25)(a)	8,128	8,736,577
2.85%, 02/24/26 (Call 11/24/25)(a)	1,696	1,846,325
3.10%, 07/17/22 (Call 05/17/22)	7,605	7,814,611
3.50%, 07/17/25 (Call 04/17/25)(a)	4,289	4,736,350

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
3.60%, 03/01/24 (Call 12/01/23)	$6,692	$7,231,681
Pernod Ricard SA, 4.25%, 07/15/22(a)(b)	11,347	11,823,721
Suntory Holdings Ltd.
2.25%, 10/16/24 (Call 09/16/24)(b)	9,286	9,674,383
2.55%, 06/28/22 (Call 05/28/22)(a)(b)	2,314	2,363,728
		334,568,897
Biotechnology — 0.7%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	6,969	7,240,812
2.25%, 08/19/23 (Call 06/19/23)(a)	4,787	4,968,889
3.13%, 05/01/25 (Call 02/01/25)	5,377	5,821,360
3.63%, 05/22/24 (Call 02/22/24)(a)	15,877	17,227,942
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	6,676	7,399,272
Biogen Inc.
3.63%, 09/15/22	11,202	11,673,103
4.05%, 09/15/25 (Call 06/15/25)(a)	20,295	22,641,991
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	13,145	13,160,364
2.50%, 09/01/23 (Call 07/01/23)(a)	4,580	4,775,927
3.25%, 09/01/22 (Call 07/01/22)(a)	8,197	8,458,952
3.50%, 02/01/25 (Call 11/01/24)(a)	18,518	20,172,937
3.65%, 03/01/26 (Call 12/01/25)(a)	11,675	12,907,282
3.70%, 04/01/24 (Call 01/01/24)	21,304	23,012,500
Illumina Inc., 0.55%, 03/23/23	1,312	1,313,273
Royalty Pharma PLC
0.75%, 09/02/23(a)(b)	6,796	6,799,287
1.20%, 09/02/25 (Call 08/02/25)(a)(b)	14,328	14,213,719
		181,787,610
Building Materials — 0.3%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	22,207	23,217,710
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(a)(b)	9,348	10,296,776
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	9,187	9,879,949
4.00%, 06/15/25 (Call 03/15/25)(a)	1,803	1,992,911
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(a)(e)	557	601,597
3.90%, 02/14/26 (Call 11/14/25)	5,537	6,153,855
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	8,018	8,060,221
3.00%, 11/15/23 (Call 09/15/23)(a)	4,725	4,975,247
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)(a)	1,027	1,126,883
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)(a)	2,296	2,531,710
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	1,945	2,178,090
		71,014,949
Chemicals — 1.3%
Air Liquide Finance SA, 2.25%, 09/27/23 (Call 07/27/23)(b)	9,576	9,954,539
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(a)	6,337	6,494,089
2.75%, 02/03/23(a)	1,140	1,186,632
3.35%, 07/31/24 (Call 04/30/24)(a)	2,372	2,566,521
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)(a)	3,527	3,876,379
Cabot Corp., 3.70%, 07/15/22	258	265,144
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	8,097	8,706,004
4.63%, 11/15/22(a)	2,229	2,356,526
	Par
Security	(000)	Value

Chemicals (continued)
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(a)(b)	$3,005	$3,160,719
5.13%, 04/01/25 (Call 03/01/25)(a)(b)	4,663	5,348,343
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 06/02/21)(a)	9,139	9,902,004
3.63%, 05/15/26 (Call 03/15/26)	3,220	3,565,222
4.55%, 11/30/25 (Call 09/30/25)	2,038	2,325,299
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)(a)	29,819	32,419,074
4.49%, 11/15/25 (Call 09/15/25)	11,890	13,561,998
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)(a)	7,449	7,675,907
3.80%, 03/15/25 (Call 12/15/24)	8,547	9,354,882
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)(a)	7,210	7,378,694
3.25%, 01/14/23 (Call 11/14/22)(a)	2,840	2,960,196
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	9,518	9,776,537
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)(a)	181	194,876
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(a)(b)	225	234,263
Huntsman International LLC, 5.13%, 11/15/22 (Call 06/23/21)(a)	8,781	9,253,903
International Flavors & Fragrances Inc.
0.70%, 09/15/22(b)	1,860	1,863,981
1.23%, 10/01/25 (Call 09/01/25)(b)	10,715	10,683,417
3.20%, 05/01/23 (Call 02/01/23)(a)	843	879,638
LG Chem Ltd., 3.25%, 10/15/24(b)	5,795	6,249,813
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)(a)	4,380	4,461,797
2.65%, 02/05/25 (Call 11/05/24)(a)	1,946	2,071,301
2.70%, 02/21/23 (Call 11/21/22)(a)	732	757,523
3.20%, 01/30/26 (Call 10/30/25)(a)	2,483	2,722,302
LYB International Finance BV, 4.00%, 07/15/23	9,015	9,658,310
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)(a)	5,652	5,670,774
2.88%, 05/01/25 (Call 04/01/25)(a)	8,431	8,977,699
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	9,018	10,170,149
MEGlobal Canada ULC, 5.00%, 05/18/25(b)	10,035	11,271,312
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	6,660	6,911,385
4.25%, 11/15/23 (Call 08/15/23)(a)	3,512	3,786,813
NewMarket Corp., 4.10%, 12/15/22.	5,545	5,828,045
Nutrien Ltd.
1.90%, 05/13/23(a)	4,367	4,481,531
3.00%, 04/01/25 (Call 01/01/25)(a)	2,813	2,998,500
3.15%, 10/01/22 (Call 07/01/22)(a)	9,930	10,215,290
3.38%, 03/15/25 (Call 12/15/24)(a)	3,480	3,760,595
3.50%, 06/01/23 (Call 03/01/23)(a)	2,935	3,084,167
3.63%, 03/15/24 (Call 12/15/23)	6,415	6,888,699
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	5,000	5,029,000
4.88%, 09/19/22(b)	129	135,778
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	7,230	7,216,659
2.40%, 08/15/24 (Call 07/15/24)(a)	6,069	6,389,578
3.20%, 03/15/23 (Call 02/15/23)(a)	5,521	5,767,520
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)(a)	1,264	1,306,689

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
SABIC Capital II BV, 4.00%, 10/10/23(a)(b)	$5,545	$5,960,875
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	3,998	4,086,642
3.13%, 06/01/24 (Call 04/01/24)	7,942	8,515,410
3.45%, 08/01/25 (Call 05/01/25)(a)	2,070	2,255,417
3.95%, 01/15/26 (Call 10/15/25)(a)	250	279,490
Sociedad Quimica y Minera de Chile SA, 4.38%, 01/28/25 (Call 10/28/24)(b)	200	217,500
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(a)(b)	2,252	2,537,745
Syngenta Finance NV
4.44%, 04/24/23 (Call 03/24/23)(b)	7,506	7,872,625
4.89%, 04/24/25 (Call 02/24/25)(a)(b)	6,086	6,595,882
Westlake Chemical Corp., 3.60%, 07/15/22 (Call 04/15/22)	1,419	1,454,896
		341,532,498
Commercial Services — 1.0%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(a)(b)	5,050	5,296,859
Ashtead Capital Inc., 4.13%, 08/15/25 (Call 06/14/21)(b)	885	907,125
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	7,774	8,577,298
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)(a)	1,731	1,978,089
5.50%, 11/01/22 (Call 05/01/22)(a)	3,615	3,771,365
Cintas Corp. No. 2, 3.25%, 06/01/22 (Call 03/01/22)(a)	1,137	1,161,688
DP World Crescent Ltd., 3.91%, 05/31/23(b)	13,215	13,932,839
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(a)(b)	4,542	4,908,887
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)(a)	7,162	7,572,021
2.60%, 12/15/25 (Call 11/15/25)(a)	2,457	2,605,146
3.30%, 12/15/22 (Call 09/15/22)(a)	2,265	2,348,846
3.95%, 06/15/23 (Call 05/15/23)(a)	2,690	2,870,081
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(a)(b)	4,413	4,628,546
3.30%, 10/15/22(b)	2,826	2,933,578
3.80%, 11/01/25 (Call 08/01/25)(b)	5,780	6,390,657
3.85%, 11/15/24 (Call 08/15/24)(a)(b)	7,862	8,626,247
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	3,470	3,441,625
2.65%, 02/15/25 (Call 01/15/25)(a)	10,945	11,548,013
3.75%, 06/01/23 (Call 03/01/23)	6,433	6,794,555
4.00%, 06/01/23 (Call 05/01/23)	10,148	10,820,906
4.80%, 04/01/26 (Call 01/01/26)	3,656	4,202,599
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	5,030	5,410,771
4.00%, 03/01/26 (Call 12/01/25)(b)	1,882	2,081,210
4.13%, 08/01/23 (Call 07/01/23)	2,652	2,834,935
4.75%, 02/15/25 (Call 11/15/24)(b)	6,861	7,695,641
5.00%, 11/01/22 (Call 08/01/22)(b)	5,501	5,772,016
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	11,432	11,828,848
3.75%, 03/24/25 (Call 02/24/25)	3,206	3,521,524
4.50%, 09/01/22 (Call 06/01/22)	8,182	8,516,684
4.88%, 02/15/24 (Call 11/15/23)(a)	2,819	3,112,304
PayPal Holdings Inc.
1.35%, 06/01/23	13,468	13,740,188
1.65%, 06/01/25 (Call 05/01/25)	6,002	6,203,795
	Par
Security	(000)	Value

Commercial Services (continued)
2.20%, 09/26/22(a)	$9,923	$10,173,161
2.40%, 10/01/24 (Call 09/01/24)(a)	13,125	13,862,279
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	5,518	5,802,513
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	4,260	4,761,638
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	6,205	6,236,399
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26 (Call 11/02/25)(b)	25	27,923
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	10,000	10,004,127
2.05%, 04/15/26 (Call 03/15/26)(b)	5,780	5,825,888
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	4,822	5,346,436
4.13%, 09/12/22	706	738,447
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	650	655,758
		249,469,455
Computers — 2.4%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	14,333	14,205,578
0.70%, 02/08/26 (Call 01/08/26)	12,700	12,580,261
0.75%, 05/11/23(a)	6,835	6,906,016
1.13%, 05/11/25 (Call 04/11/25)	17,477	17,732,256
1.70%, 09/11/22	14,631	14,915,280
1.80%, 09/11/24 (Call 08/11/24)	13,787	14,380,344
2.10%, 09/12/22 (Call 08/12/22)(a)	6,332	6,476,846
2.40%, 01/13/23 (Call 12/13/22)	5,647	5,838,272
2.40%, 05/03/23	38,933	40,487,586
2.50%, 02/09/25	14,543	15,508,004
2.75%, 01/13/25 (Call 11/13/24)(a)	10,554	11,326,162
2.85%, 02/23/23 (Call 12/23/22)(a)	23,680	24,644,013
2.85%, 05/11/24 (Call 03/11/24)	22,814	24,377,690
3.00%, 02/09/24 (Call 12/09/23)	16,747	17,858,360
3.20%, 05/13/25	7,764	8,494,660
3.25%, 02/23/26 (Call 11/23/25)	15,084	16,622,689
3.45%, 05/06/24	16,598	18,070,219
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	14,597	15,878,132
5.45%, 06/15/23 (Call 04/15/23)(b)	29,987	32,634,877
5.85%, 07/15/25 (Call 06/15/25)(b)	14,128	16,553,394
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)(a)	10,687	11,758,518
4.25%, 04/15/24 (Call 02/15/24)(a)	4,112	4,472,890
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	5,052	4,995,270
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	3,560	3,831,610
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(b)	1,230	1,220,310
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	13,966	14,252,234
1.75%, 04/01/26 (Call 03/01/26)	4,615	4,680,578
2.25%, 04/01/23 (Call 03/01/23)(a)	15,767	16,258,985
4.40%, 10/15/22 (Call 08/15/22)	15,290	16,014,993
4.45%, 10/02/23 (Call 09/02/23)	14,943	16,218,109
4.65%, 10/01/24 (Call 09/01/24)	16,061	17,946,614
4.90%, 10/15/25 (Call 07/15/25)	24,769	28,240,928
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	21,003	21,961,107
4.05%, 09/15/22(a)	4,178	4,368,407
International Business Machines Corp.
1.88%, 08/01/22(a)	14,431	14,707,821
2.88%, 11/09/22	4,216	4,373,730

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
3.00%, 05/15/24	$21,326	$22,864,785
3.30%, 05/15/26(a)	11,225	12,354,198
3.38%, 08/01/23(a)	1,525	1,625,927
3.45%, 02/19/26	5,033	5,570,751
3.63%, 02/12/24	20,556	22,288,586
7.00%, 10/30/25(a)	2,942	3,705,916
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)(b)	5,260	5,477,448
3.63%, 05/15/25 (Call 04/15/25)(a)(b)	9,639	10,493,208
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	12,928	13,345,518
3.25%, 12/15/22 (Call 09/15/22)	562	580,824
3.30%, 09/29/24 (Call 07/29/24)(a)	4,316	4,642,371
		623,742,275

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	2,482	2,553,243
2.10%, 05/01/23(a)	4,136	4,280,317
2.25%, 11/15/22(a)	6,866	7,072,608
3.25%, 03/15/24(a)	2,471	2,670,431
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	10,297	10,847,345
Procter & Gamble Co. (The)
0.55%, 10/29/25	10,028	9,936,801
1.00%, 04/23/26(a)	6,530	6,581,552
2.15%, 08/11/22	9,841	10,070,804
2.70%, 02/02/26(a)	2,621	2,840,464
3.10%, 08/15/23(a)	3,104	3,309,995
Unilever Capital Corp.
0.38%, 09/14/23	1,430	1,433,828
2.60%, 05/05/24 (Call 03/05/24)(a)	6,253	6,636,471
3.10%, 07/30/25(a)	1,956	2,136,254
3.13%, 03/22/23 (Call 02/22/23)(a)	7,603	7,987,487
3.25%, 03/07/24 (Call 02/07/24)	4,524	4,868,153
3.38%, 03/22/25 (Call 01/22/25)(a)	248	270,469
		83,496,222
Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)(a)	10,284	10,703,833

Diversified Financial Services — 5.0%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)(a)	7,008	6,900,971
2.88%, 08/14/24 (Call 07/14/24)	9,140	9,560,937
3.15%, 02/15/24 (Call 01/15/24)(a)	4,104	4,306,337
3.30%, 01/23/23 (Call 12/23/22)	6,423	6,669,332
3.50%, 01/15/25 (Call 11/15/24)	4,867	5,150,858
4.13%, 07/03/23 (Call 06/03/23)	20,307	21,529,738
4.45%, 10/01/25 (Call 08/01/25)	2,461	2,703,324
4.45%, 04/03/26 (Call 02/03/26)(a)	2,607	2,862,506
4.50%, 09/15/23 (Call 08/15/23)(a)	4,650	4,995,528
4.63%, 07/01/22(a)	2,531	2,639,638
4.88%, 01/16/24 (Call 12/16/23)	4,151	4,529,045
6.50%, 07/15/25 (Call 06/15/25)(a)	18,718	21,927,997
Affiliated Managers Group Inc., 4.25%, 02/15/24(a)	310	338,883
AIG Global Funding
0.45%, 12/08/23(a)(b)	5,701	5,699,972
0.80%, 07/07/23(a)(b)	2,225	2,248,323
0.90%, 09/22/25(b)	17,945	17,769,113
2.30%, 07/01/22(a)(b)	4,345	4,438,489
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	$1,757	$1,749,835
1.88%, 08/15/26 (Call 07/15/26)	9,300	9,265,282
2.25%, 01/15/23	7,686	7,892,533
2.30%, 02/01/25 (Call 01/01/25)(a)	4,236	4,367,757
2.63%, 07/01/22 (Call 06/01/22)	6,240	6,370,716
2.75%, 01/15/23 (Call 12/15/22)	3,992	4,126,196
2.88%, 01/15/26 (Call 12/15/25)	14,191	14,871,950
3.00%, 09/15/23 (Call 07/15/23)(a)	4,068	4,259,252
3.25%, 03/01/25 (Call 01/01/25)(a)	3,201	3,394,068
3.38%, 07/01/25 (Call 06/01/25)	11,036	11,848,363
3.88%, 07/03/23 (Call 06/03/23)	9,370	9,951,291
4.25%, 02/01/24 (Call 01/01/24)(a)	8,703	9,454,843
4.25%, 09/15/24 (Call 06/15/24)	4,954	5,420,419
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	5,271	5,608,277
4.40%, 09/25/23 (Call 08/25/23)	7,375	7,903,587
5.00%, 04/01/23	5,614	6,011,752
5.25%, 08/11/25 (Call 07/11/25)(b)	7,168	7,983,115
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	12,959	13,164,112
3.05%, 06/05/23 (Call 05/05/23)	11,450	11,972,464
3.88%, 05/21/24 (Call 04/21/24)	9,450	10,241,166
4.63%, 03/30/25	2,981	3,355,076
5.13%, 09/30/24	11,938	13,510,405
5.80%, 05/01/25 (Call 04/01/25)(a)	17,707	20,690,593
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	17,913	18,345,241
2.50%, 07/30/24 (Call 06/30/24)	14,611	15,514,489
2.65%, 12/02/22(a)	16,672	17,277,838
3.00%, 10/30/24 (Call 09/29/24)(a)	16,857	18,230,935
3.13%, 05/20/26 (Call 04/20/26)	2,612	2,861,098
3.40%, 02/27/23 (Call 01/27/23)	22,564	23,715,628
3.40%, 02/22/24 (Call 01/22/24)	15,658	16,865,578
3.63%, 12/05/24 (Call 11/04/24)(a)	7,441	8,161,679
3.70%, 08/03/23 (Call 07/03/23)(a)	11,369	12,164,553
4.20%, 11/06/25 (Call 10/06/25)	5,085	5,776,520
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	8,235	8,838,741
3.70%, 10/15/24(a)	4,405	4,832,433
4.00%, 10/15/23(a)	9,457	10,255,787
Antares Holdings LP, 6.00%, 08/15/23 (Call 07/15/23)(b)	368	398,010
Apollo Management Holdings LP
4.00%, 05/30/24(b)	830	909,680
4.95%, 01/14/50 (Call 12/17/24)(b)(c)	2,577	2,667,195
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(a)(b)	1,227	1,319,118
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	9,416	9,354,406
3.88%, 05/01/23 (Call 04/01/23)(a)(b)	10,557	11,067,227
4.13%, 08/01/25 (Call 06/01/25)(b)	1,128	1,208,910
4.38%, 01/30/24 (Call 12/30/23)(a)(b)	1,358	1,459,185
4.88%, 10/01/25 (Call 07/01/25)(b)	614	674,769
5.50%, 12/15/24 (Call 11/15/24)(a)(b)	13,080	14,745,410
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(a)(b)	7,680	7,591,910
2.88%, 02/15/25 (Call 01/15/25)(b)	10,720	11,037,246
3.95%, 07/01/24 (Call 06/01/24)(a)(b)	12,940	13,778,555
4.38%, 05/01/26 (Call 03/01/26)(b)	5,257	5,666,987

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
5.13%, 10/01/23 (Call 09/01/23)(b)	$353	$380,838
5.25%, 05/15/24 (Call 04/15/24)(b)	1,975	2,168,665
5.50%, 01/15/23 (Call 12/15/22)(b)	305	323,688
5.50%, 01/15/26 (Call 12/15/25)(b)	8,530	9,584,649
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)(a)	5,570	5,903,237
4.38%, 12/15/25 (Call 09/15/25)	3,360	3,635,340
5.38%, 07/24/23(a)	4,276	4,629,418
Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/23(b)	290	311,288
BOC Aviation Ltd.
2.75%, 09/18/22 (Call 08/18/22)(b)	1,422	1,448,624
3.25%, 04/29/25 (Call 03/29/25)(b)	11,413	12,013,324
3.50%, 10/10/24 (Call 09/10/24)(a)(b)	10,463	11,140,376
3.88%, 04/27/26 (Call 01/27/26)(b)	801	868,135
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	6,571	7,136,940
Cantor Fitzgerald LP
4.88%, 05/01/24 (Call 04/01/24)(b)	4,270	4,706,042
6.50%, 06/17/22(a)(b)	1,402	1,480,432
Capital One Bank USA N.A.
2.28%, 01/28/26 (Call 01/28/25)(c)	7,066	7,339,817
3.38%, 02/15/23	21,226	22,276,403
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	6,506	6,772,554
3.20%, 01/30/23 (Call 12/30/22)	14,152	14,788,899
3.20%, 02/05/25 (Call 01/05/25)	10,333	11,149,550
3.30%, 10/30/24 (Call 09/30/24)	10,115	10,936,647
3.50%, 06/15/23(a)	9,885	10,499,552
3.75%, 04/24/24 (Call 03/24/24)(a)	5,891	6,404,003
3.90%, 01/29/24 (Call 12/29/23)	12,523	13,570,892
4.20%, 10/29/25 (Call 09/29/25)	6,094	6,849,923
4.25%, 04/30/25 (Call 03/31/25)	6,062	6,781,039
Carlyle Holdings Finance LLC, 3.88%, 02/01/23(a)(b)	548	576,434
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	4,509	4,543,136
0.90%, 03/11/26 (Call 02/11/26)(a)	10,085	10,061,247
1.15%, 05/13/26 (Call 04/13/26)	20,100	20,160,664
2.65%, 01/25/23 (Call 12/25/22)	15,641	16,220,887
3.00%, 03/10/25 (Call 12/10/24)	2,295	2,463,979
3.23%, 09/01/22	975	1,011,138
3.45%, 02/13/26 (Call 11/13/25)	1,073	1,184,190
3.55%, 02/01/24 (Call 01/01/24)(a)	8,094	8,743,144
3.85%, 05/21/25 (Call 03/21/25)	9,461	10,516,202
4.20%, 03/24/25 (Call 02/24/25)(a)	7,726	8,650,458
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	6,267	6,851,232
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	15,335	16,195,937
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	10,235	10,242,919
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(a)(b)	5,021	5,328,661
CME Group Inc.
3.00%, 09/15/22(a)	8,508	8,809,208
3.00%, 03/15/25 (Call 12/15/24)	6,501	7,010,721
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	305	320,006
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	174	190,072
3.85%, 11/21/22(a)	5,407	5,672,560
3.95%, 11/06/24 (Call 08/06/24)	5,519	6,056,434
4.50%, 01/30/26 (Call 11/30/25)	5,110	5,795,778
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)	$540	$558,026
Eaton Vance Corp., 3.63%, 06/15/23(a)	1,692	1,797,426
Franklin Resources Inc., 2.85%, 03/30/25(a)	249	266,362
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(b)	90	98,162
3.45%, 05/15/25 (Call 04/15/25)	12,772	13,930,234
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25(a)	16,295	17,804,880
International Lease Finance Corp., 5.88%, 08/15/22	6,891	7,316,105
Invesco Finance PLC
3.13%, 11/30/22(a)	1,518	1,580,503
3.75%, 01/15/26	2,015	2,234,566
4.00%, 01/30/24(a)	1,379	1,502,712
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	385	436,313
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	7,550	8,143,201
Jefferies Group LLC, 5.13%, 01/20/23	4,005	4,298,807
Lazard Group LLC, 3.75%, 02/13/25(a)	3,411	3,734,702
LeasePlan Corp. NV, 2.88%, 10/24/24(a)(b)	3,746	3,942,137
Legg Mason Inc.
3.95%, 07/15/24(a)	1,214	1,337,164
4.75%, 03/15/26(a)	3,537	4,112,295
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(a)(b)	4,830	4,827,237
1.38%, 04/06/26 (Call 03/06/26)(a)(b)	15,345	15,412,833
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	11,169	11,711,059
3.38%, 04/01/24(a)	9,792	10,613,956
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	100	106,663
3.64%, 04/13/25(b)	3,740	4,049,141
3.96%, 09/19/23 (Call 08/19/23)(a)(b)	8,823	9,522,615
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	2,630	2,630,980
4.25%, 06/01/24 (Call 03/01/24)(a)	4,350	4,785,125
Nomura Holdings Inc.
1.85%, 07/16/25	19,387	19,719,804
2.65%, 01/16/25	18,779	19,703,760
Nuveen Finance LLC, 4.13%, 11/01/24(b)	15,222	16,863,368
ORIX Corp.
2.90%, 07/18/22	3,341	3,431,069
3.25%, 12/04/24(a)	3,980	4,304,159
4.05%, 01/16/24(a)	5,732	6,227,556
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	1,652	1,733,420
5.25%, 08/15/22 (Call 07/15/22)(a)(b)	635	667,600
5.50%, 02/15/24 (Call 01/15/24)(a)(b)	12,120	13,320,318
Pershing Square Holdings Ltd., 5.50%, 07/15/22 (Call 06/15/22)(b)	9,000	9,381,132
REC Ltd.
4.75%, 05/19/23(a)(b)	5,760	6,090,518
5.25%, 11/13/23(b)	7,294	7,880,000
Stifel Financial Corp., 4.25%, 07/18/24(a)	3,145	3,476,462
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)(a)	6,039	6,184,394
4.25%, 08/15/24 (Call 05/15/24)(a)	14,151	15,506,087
4.38%, 03/19/24 (Call 02/19/24)(a)	11,012	12,069,387

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.50%, 07/23/25 (Call 04/23/25)	$6,798	$7,618,132
USAA Capital Corp.
0.50%, 05/01/24(b)	4,580	4,580,275
1.50%, 05/01/23(b)	2,220	2,267,700
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	6,303	6,450,445
2.80%, 12/14/22 (Call 10/14/22)	23,420	24,256,991
3.15%, 12/14/25 (Call 09/14/25)(a)	14,623	16,034,387
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	9,483	9,434,435
2.85%, 01/10/25 (Call 12/10/24)(a)	9,403	9,963,611
4.25%, 06/09/23 (Call 05/09/23)(a)	6,651	7,108,104
		1,273,134,771
Electric — 5.2%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(b)	3,995	4,193,552
4.38%, 04/23/25(b)	14,843	16,667,798
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	1,831	1,876,254
3.85%, 10/01/25 (Call 07/01/25)(b)	640	702,785
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(b)	2,804	2,772,280
3.30%, 07/15/25 (Call 06/15/25)(b)	8,525	9,094,214
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)(a)	225	237,999
Series 13-A, 3.55%, 12/01/23(a)	2,452	2,639,953
Alexander Funding Trust, 1.84%, 11/15/23(a)(b)	1,250	1,269,027
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	9,632	10,212,358
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	11,047	11,641,659
3.65%, 02/15/26 (Call 11/15/25)(a)	2,836	3,114,062
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)(a)	2,381	2,439,234
3.25%, 03/01/25 (Call 12/01/24)(a)	34	36,539
American Electric Power Co. Inc.
Series F, 2.95%, 12/15/22 (Call 09/15/22)	3,519	3,637,042
Series M, 0.75%, 11/01/23 (Call 11/20/21)	2,043	2,046,332
Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	2,906	2,890,014
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)(a)	523	567,998
Arizona Public Service Co.
3.15%, 05/15/25 (Call 02/15/25)(a)	1,371	1,476,233
3.35%, 06/15/24 (Call 03/15/24)(a)	475	510,817
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	7,775	8,347,545
3.20%, 04/15/25 (Call 03/15/25)	8,904	9,590,247
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)(a)	2,626	2,687,617
3.35%, 07/01/23 (Call 04/01/23)(a)	2,021	2,129,192
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	12,370	12,861,804
3.50%, 02/01/25 (Call 11/01/24)(a)	3,409	3,700,524
3.75%, 11/15/23 (Call 08/15/23)	5,706	6,118,754
4.05%, 04/15/25 (Call 03/15/25)(a)	17,604	19,616,997
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)(a)	128	140,515
4.25%, 11/30/23 (Call 08/30/23)(a)	1,408	1,520,418
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	1,681	1,710,540
	Par
Security	(000)	Value

Electric (continued)
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	$3,535	$3,551,062
2.50%, 09/01/22 (Call 08/01/22)	9,828	10,060,567
2.50%, 09/01/24 (Call 08/01/24)(a)	6,452	6,775,720
3.85%, 02/01/24 (Call 01/01/24)(a)	3,557	3,839,602
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	50	54,894
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24(a)	170	193,428
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	1,662	1,787,690
3.60%, 11/15/25 (Call 08/15/25)(a)	252	276,059
3.88%, 03/01/24 (Call 12/01/23)	2,089	2,249,771
Comision Federal de Electricidad, 4.88%, 01/15/24(b)	12,562	13,717,704
Commonwealth Edison Co., 3.10%, 11/01/24 (Call 08/01/24)	65	69,686
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)(a)	2,799	2,884,352
Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	1,254	1,239,930
Consolidated Edison Co. of New York Inc., 3.30%, 12/01/24 (Call 09/01/24)(a)	275	297,822
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/01/21)	1,420	1,421,008
Consorcio Transmantaro SA, 4.38%, 05/07/23(a)(b)	5,200	5,484,284
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)	895	894,376
3.13%, 08/31/24 (Call 05/31/24)(a)	1,035	1,108,173
3.38%, 08/15/23 (Call 05/15/23)(a)	2,628	2,780,273
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	1,006	1,075,864
Dominion Energy Inc.
2.45%, 01/15/23(b)	11,287	11,642,701
3.07%, 08/15/24(e)	18,334	19,538,501
3.90%, 10/01/25 (Call 07/01/25)	537	595,489
5.75%, 10/01/54 (Call 10/01/24)(c)	811	887,079
Series A, 1.45%, 04/15/26 (Call 03/15/26)	6,945	6,987,308
Series A, 3.30%, 03/15/25 (Call 02/15/25)(a)	2,153	2,334,926
Series B, 2.75%, 09/15/22 (Call 06/15/22)	3,483	3,568,876
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)(a)	728	741,882
3.38%, 03/01/25 (Call 12/01/24)(a)	1,189	1,294,634
3.65%, 03/15/24 (Call 12/15/23)(a)	149	160,512
DTE Energy Co.
2.25%, 11/01/22	4,261	4,384,620
Series B, 2.60%, 06/15/22	2,277	2,332,244
Series B, 3.30%, 06/15/22 (Call 04/15/22)	2,396	2,458,097
Series C, 2.53%, 10/01/24(a)	9,789	10,316,126
Series C, 3.50%, 06/01/24 (Call 03/01/24)	5,813	6,226,629
Series D, 3.70%, 08/01/23 (Call 07/01/23)(a)	10,752	11,465,340
Series F, 1.05%, 06/01/25 (Call 05/01/25)	9,849	9,834,643
Series F, 3.85%, 12/01/23 (Call 09/01/23)(a)	4,839	5,202,293
Series H, 0.55%, 11/01/22	4,486	4,498,185
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	5,152	5,324,364
3.05%, 03/15/23 (Call 02/15/23)(a)	2,548	2,668,640
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	9,420	9,335,554
2.40%, 08/15/22 (Call 07/15/22)(a)	4,690	4,796,244
3.05%, 08/15/22 (Call 05/15/22)	9,700	9,941,575
3.75%, 04/15/24 (Call 01/15/24)(a)	11,912	12,862,230

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.95%, 10/15/23 (Call 07/15/23)	$7,100	$7,616,878
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)(a)	1,044	1,113,881
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)(a)	3,214	3,513,208
3.38%, 09/01/23 (Call 08/01/23)(a)	5,629	6,013,525
Edison International
2.40%, 09/15/22 (Call 08/15/22)	4,191	4,280,552
2.95%, 03/15/23 (Call 01/15/23)	6,504	6,729,794
3.13%, 11/15/22 (Call 10/15/22)	4,404	4,543,709
3.55%, 11/15/24 (Call 10/15/24)(a)	9,738	10,463,095
4.95%, 04/15/25 (Call 03/15/25)(a)	6,555	7,296,539
EDP Finance BV, 3.63%, 07/15/24(a)(b)	10,444	11,271,840
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(a)(b)	8,082	8,862,623
Enel Finance International NV
2.65%, 09/10/24(b)	15,909	16,744,913
2.75%, 04/06/23(b)	9,480	9,851,995
4.25%, 09/14/23(b)	18,428	19,905,064
4.63%, 09/14/25(b)	15,358	17,452,097
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(a)	290	310,341
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(a)(b)(c)	8,445	9,817,313
Engie Energia Chile SA, 4.50%, 01/29/25(b)	827	901,231
Engie SA, 2.88%, 10/10/22(b)	2,198	2,269,658
Entergy Arkansas LLC
3.05%, 06/01/23 (Call 03/01/23)	404	422,559
3.50%, 04/01/26 (Call 01/01/26)(a)	2,409	2,661,626
3.70%, 06/01/24 (Call 03/01/24)(a)	2,287	2,476,437
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	16,400	16,188,202
4.00%, 07/15/22 (Call 05/15/22)	14,450	14,948,363
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24(a)	160	185,539
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 11/17/21)(a)	1,973	1,975,831
4.05%, 09/01/23 (Call 06/01/23)	2,801	3,003,812
5.40%, 11/01/24(a)	277	319,896
Entergy Mississippi LLC, 3.10%, 07/01/23 (Call 04/01/23)(a)	1,820	1,906,998
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	12,053	12,634,140
5.29%, 06/15/22 (Call 03/15/22)(a)(e)	2,014	2,088,590
Evergy Kansas Central Inc., 3.25%, 12/01/25 (Call 09/01/25)(a)	208	225,707
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)(a)	2,202	2,292,897
3.65%, 08/15/25 (Call 05/15/25)(a)	853	935,558
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)(a)	5,388	5,593,884
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	923	986,442
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	7,411	7,887,513
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	8,647	9,300,186
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	5,578	5,527,151
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	2,593	2,828,960
3.50%, 06/01/22 (Call 05/01/22)	11,709	12,045,711
3.95%, 06/15/25 (Call 03/15/25)	8,984	9,913,642
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	12,874	13,881,444
4.25%, 06/15/22 (Call 03/15/22)	7,470	7,706,849
	Par
Security	(000)	Value

Electric (continued)
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)(a)	$7,132	$7,408,193
2.85%, 04/01/25 (Call 03/01/25)(a)	13,825	14,860,231
3.13%, 12/01/25 (Call 06/01/25)(a)	2,350	2,564,629
3.25%, 06/01/24 (Call 12/01/23)(a)	5,409	5,789,447
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	200	216,280
Series A, 2.10%, 07/30/23(a)	8,957	9,281,333
Series A, 2.20%, 09/15/24 (Call 08/15/24)	12,367	12,921,072
Iberdrola International BV, 5.81%, 03/15/25(a)	10	11,705
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23 (Call 12/15/22)(a)	2,026	2,110,832
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	7,041	7,597,496
3.40%, 08/15/25 (Call 05/15/25)	124	134,258
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	1,555	1,679,349
Israel Electric Corp. Ltd.
6.88%, 06/21/23(b)	3,363	3,758,791
Series 6, 5.00%, 11/12/24(b)	13,375	14,980,000
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	7,317	7,537,049
3.65%, 06/15/24 (Call 03/15/24)(a)	2,001	2,159,661
4.05%, 07/01/23 (Call 04/01/23)	945	1,006,276
Jersey Central Power & Light Co.
4.30%, 01/15/26 (Call 10/15/25)(b)	5,110	5,670,530
4.70%, 04/01/24 (Call 01/01/24)(b)	453	493,246
Kentucky Utilities Co., 3.30%, 10/01/25 (Call 07/01/25)(a)	297	322,641
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	5,536	5,650,941
2.63%, 06/19/22(a)(b)	2,139	2,188,808
3.88%, 07/19/23(b)	9,708	10,398,336
Korea Electric Power Corp., 2.50%, 06/24/24(b)	2,060	2,175,765
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	7,882	8,146,146
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(a)(b)	455	444,197
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	610	661,907
Metropolitan Edison Co.
3.50%, 03/15/23 (Call 12/15/22)(b)	100	103,659
4.00%, 04/15/25(b)	451	478,680
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	4,287	4,653,250
3.70%, 09/15/23 (Call 06/15/23)(a)	2,594	2,763,976
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	1,749	1,882,532
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24(a)	690	688,652
2.30%, 09/15/22 (Call 08/15/22)	2,815	2,884,251
2.70%, 02/15/23 (Call 12/15/22)(a)	1,232	1,276,740
2.85%, 01/27/25 (Call 10/27/24)	3,904	4,159,301
2.95%, 02/07/24 (Call 12/07/23)(a)	4,352	4,610,387
3.25%, 11/01/25 (Call 08/01/25)(a)	2,172	2,362,014
3.40%, 11/15/23 (Call 08/15/23)	3,085	3,291,039
4.75%, 04/30/43 (Call 04/30/23)(c)	976	1,017,047
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	10,459	10,520,853
1.95%, 09/01/22	2,506	2,557,134
2.75%, 05/01/25 (Call 04/01/25)	11,970	12,742,006

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
2.80%, 01/15/23 (Call 12/15/22)	$7,048	$7,313,073
3.15%, 04/01/24 (Call 03/01/24)(a)	14,993	16,053,058
3.25%, 04/01/26 (Call 02/01/26)(a)	2,561	2,784,158
3.63%, 06/15/23 (Call 03/15/23)	570	600,680
Niagara Mohawk Power Corp.
2.72%, 11/28/22(b)	290	299,010
3.51%, 10/01/24 (Call 07/01/24)(a)(b)	1,527	1,647,007
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,219	2,248,228
2.60%, 05/15/23 (Call 11/15/22)(a)	1,970	2,034,656
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	2,858	2,909,437
3.75%, 06/15/24 (Call 05/15/24)(b)	8,069	8,620,734
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)(a)	2,238	2,289,300
3.25%, 11/15/25 (Call 08/15/25)(a)	50	54,155
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)(a)	9,029	9,597,638
2.95%, 04/01/25 (Call 01/01/25)(a)	703	752,151
4.10%, 06/01/22 (Call 03/01/22)	1,325	1,361,522
7.00%, 09/01/22(a)	1,417	1,536,248
Series WI,0.55%, 10/01/25 (Call 09/01/25)	10,848	10,636,585
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	41,740	41,742,683
2.95%, 03/01/26 (Call 12/01/25)(a)	2,709	2,773,643
3.15%, 01/01/26	9,954	10,309,252
3.25%, 06/15/23 (Call 03/15/23)	2,365	2,447,883
3.40%, 08/15/24 (Call 05/15/24)(a)	1,471	1,547,581
3.45%, 07/01/25(a)	10,007	10,492,613
3.50%, 06/15/25 (Call 03/15/25)	6,744	7,109,941
3.75%, 02/15/24 (Call 11/15/23)(a)	1,083	1,139,384
3.85%, 11/15/23 (Call 08/15/23)	1,135	1,198,493
4.25%, 08/01/23 (Call 07/01/23)	7,672	8,136,627
Pacific Gas and Electric Co., 1.37%, 03/10/23 (Call 09/10/21)	1,720	1,721,429
PacifiCorp
2.95%, 06/01/23 (Call 03/01/23)	819	854,895
3.35%, 07/01/25 (Call 04/01/25)(a)	350	379,616
3.60%, 04/01/24 (Call 01/01/24)(a)	1,378	1,487,275
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)(a)	1,134	1,158,427
3.15%, 10/15/25 (Call 07/15/25)(a)	1,691	1,826,149
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	4,524	4,567,710
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	5,187	5,577,405
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)(a)	3,465	3,732,693
3.40%, 06/01/23 (Call 03/01/23)	7,874	8,259,305
3.50%, 12/01/22 (Call 09/01/22)(a)	4,819	5,003,800
3.95%, 03/15/24 (Call 12/15/23)(a)	2,217	2,397,644
4.20%, 06/15/22 (Call 03/15/22)	4,902	5,041,977
PPL Electric Utilities Corp., 2.50%, 09/01/22 (Call 06/01/22)(a)	720	734,963
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	11,362	12,095,261
4.30%, 11/15/23 (Call 08/15/23)(a)	606	655,433
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	2,738	2,780,984
2.50%, 03/15/23 (Call 09/15/22)	925	951,316
	Par
Security	(000)	Value

Electric (continued)
2.90%, 05/15/25 (Call 11/15/24)(a)	$1,260	$1,338,926
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	511	545,141
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)(a)	1,352	1,402,260
3.00%, 05/15/25 (Call 02/15/25)(a)	1,206	1,296,583
3.05%, 11/15/24 (Call 08/15/24)	451	486,224
3.25%, 09/01/23 (Call 08/01/23)(a)	4,685	4,974,764
Public Service Electric and Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	2,323	2,314,699
Series I, 3.75%, 03/15/24 (Call 12/15/23)	57	61,441
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)(a)	12,841	12,744,639
2.65%, 11/15/22 (Call 10/15/22)(a)	6,761	6,985,688
2.88%, 06/15/24 (Call 05/15/24)	9,469	10,063,579
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	3,092	3,337,849
5.63%, 07/15/22 (Call 04/15/22)	726	759,579
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(a)	1,922	2,035,941
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)(a)	1,128	1,197,078
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(a)(b)	5,370	5,630,241
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	9,550	10,363,660
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	7,282	7,469,828
2.90%, 02/01/23 (Call 01/01/23)	6,145	6,386,405
3.55%, 06/15/24 (Call 03/15/24)	9,602	10,325,140
3.75%, 11/15/25 (Call 08/15/25)	953	1,047,712
4.05%, 12/01/23 (Call 09/01/23)	5,247	5,652,299
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)(a)	1,461	1,556,909
Series T, 3.38%, 08/15/23 (Call 05/15/23)	784	829,145
Southern California Edison Co.
0.70%, 04/03/23	310	311,098
1.10%, 04/01/24 (Call 04/01/23)	540	543,879
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)(a)	1,191	1,182,631
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	7,040	7,460,723
Series D, 3.40%, 06/01/23 (Call 05/01/23)(a)	4,985	5,246,813
Series E, 3.70%, 08/01/25 (Call 06/01/25)	5,271	5,776,241
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	17,397	18,196,613
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	1,208	1,210,962
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)(c)	10,735	11,357,845
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)	1,077	1,101,449
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	2,874	2,832,105
4.15%, 12/01/25 (Call 09/01/25)(a)	2,662	2,987,100
Southwestern Electric Power Co., Series N, 1.65%,
03/15/26 (Call 02/15/26)	11,168	11,350,071
SP PowerAssets Ltd., 3.25%, 11/24/25(a)(b)	1,233	1,345,799
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	5,261	5,506,472
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)(b)	16,056	17,558,555
State Grid Overseas Investment 2016 Ltd., 3.75%, 05/02/23(a)(b)	9,327	9,860,225
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)	1,751	1,848,936

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Tampa Electric Co., 2.60%, 09/15/22 (Call 06/15/22)(a)	$426	$435,279
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	9,430	9,272,300
3.70%, 06/10/25(b)	1,214	1,310,567
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	445	481,220
Transelec SA
4.25%, 01/14/25 (Call 10/14/24)(b)	125	135,720
4.63%, 07/26/23(b)	205	219,198
Tri-State Generation & Transmission Association Inc.,
3.70%, 11/01/24 (Call 08/01/24)	606	658,857
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	1,187	1,275,375
Virginia Electric & Power Co.
3.45%, 09/01/22 (Call 06/01/22)	249	256,629
3.45%, 02/15/24 (Call 11/15/23)(a)	2,508	2,687,385
Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	2,813	3,016,342
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	4,165	4,554,125
Series C, 2.75%, 03/15/23 (Call 12/15/22)	12,214	12,683,121
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(a)(b)	15,671	16,474,752
WEC Energy Group Inc.
0.55%, 09/15/23(a)	4,235	4,235,829
0.80%, 03/15/24 (Call 02/15/24)	1,775	1,781,086
3.55%, 06/15/25 (Call 03/15/25)	4,292	4,692,513
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)(a)	3,498	3,675,608
Wisconsin Power & Light Co., 2.25%, 11/15/22 (Call 08/15/22)	345	352,836
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	16,234	16,273,636
3.30%, 06/01/25 (Call 12/01/24)	2,497	2,699,215
		1,337,184,955
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)(a)	1,100	1,138,556
3.15%, 06/01/25 (Call 03/01/25)(a)	1,304	1,415,280
Schneider Electric SE, 2.95%, 09/27/22(a)(b)	1,737	1,795,718
		4,349,554
Electronics — 0.5%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)(a)	5,281	5,611,505
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	1,735	1,854,022
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,350	1,404,937
3.20%, 04/01/24 (Call 02/01/24)(a)	3,521	3,751,644
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)(a)	8,477	9,078,834
4.00%, 04/01/25 (Call 01/01/25)	12	13,064
4.50%, 03/01/23 (Call 12/01/22)(a)	3,797	4,002,672
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)(a)	7,049	7,956,565
4.88%, 12/01/22(a)	6,147	6,521,810
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	3,564	3,885,626
4.75%, 06/15/25 (Call 03/15/25)(a)	4,951	5,544,548
5.00%,02/15/23	5,138	5,478,001
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	1,675	1,676,273
Security	Par (000)	Value

Electronics (continued)
1.35%, 06/01/25 (Call 05/01/25)(a)	$13,676	$13,993,679
2.15%, 08/08/22 (Call 07/08/22)(a)	6,747	6,897,514
2.30%, 08/15/24 (Call 07/15/24)	10,942	11,563,671
3.35%, 12/01/23(a)	358	384,631
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)(a)	1,120	1,213,903
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	10,335	10,376,840
4.70%, 09/15/22(a)	5,239	5,524,973
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)(a)	2,775	3,092,454
Legrand France SA, 8.50%, 02/15/25	2,849	3,636,742
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)(a)	6,853	7,294,606
4.75%, 12/01/24 (Call 09/01/24)(a)	4,137	4,622,289
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)(a)	554	596,873
3.70%, 02/15/26 (Call 11/15/25)	140	153,163
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)(b)	3,215	3,210,370
		129,341,209
Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(a)(b)	1,171	1,195,439

Engineering & Construction — 0.0%
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	100	107,437
3.63%, 04/28/26 (Call 01/28/26)(b)	4,460	4,849,981
3.90%, 03/22/23(b)	819	863,890
		5,821,308
Environmental Control — 0.2%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	7,586	7,523,463
2.50%, 08/15/24 (Call 07/15/24)(a)	11,471	12,102,684
3.20%, 03/15/25 (Call 12/15/24)	4,047	4,363,726
4.75%, 05/15/23 (Call 02/15/23)(a)	3,865	4,147,891
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	6,473	6,422,864
2.40%, 05/15/23 (Call 03/15/23)(a)	11,519	11,936,489
2.90%, 09/15/22 (Call 06/15/22)	6,473	6,646,423
		53,143,540
Food — 1.3%
Campbell Soup Co.
2.50%, 08/02/22	4,276	4,383,982
3.30%, 03/19/25 (Call 12/19/24)(a)	2,002	2,159,104
3.65%, 03/15/23 (Call 02/15/23)(a)	9,462	9,974,782
3.95%, 03/15/25 (Call 01/15/25)(a)	8,507	9,385,029
Cencosud SA, 5.15%, 02/12/25 (Call 11/12/24)(b)	500	555,000
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)(a)	4,720	4,898,157
3.25%, 09/15/22	1,717	1,779,020
4.30%, 05/01/24 (Call 04/01/24)	14,433	15,956,973
4.60%, 11/01/25 (Call 09/01/25)	8,736	9,995,183
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(a)(b)	17,240	18,042,768
3.00%, 06/15/22(b)	3,268	3,359,397
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	4,460	4,590,034
3.65%, 02/15/24 (Call 11/15/23)(a)	7,869	8,501,337
3.70%, 10/17/23 (Call 09/17/23)	8,448	9,089,534

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
4.00%, 04/17/25 (Call 02/17/25)(a)	$10,894	$12,092,759
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	4,900	5,325,250
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	1,941	1,950,418
2.05%, 11/15/24 (Call 10/15/24)(a)	4,381	4,599,676
2.63%, 05/01/23 (Call 02/01/23)	1,263	1,311,266
3.20%, 08/21/25 (Call 05/21/25)(a)	880	956,602
3.38%, 05/15/23 (Call 04/15/23)(a)	6,181	6,533,707
JM Smucker Co. (The), 3.50%, 03/15/25	1,340	1,464,302
Kellogg Co.
2.65%, 12/01/23(a)	6,503	6,848,290
3.25%, 04/01/26(a)	3,562	3,891,945
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(a)(b)	6,109	6,349,886
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	7,232	7,429,042
3.50%, 02/01/26 (Call 11/01/25)	884	971,969
3.85%, 08/01/23 (Call 05/01/23)	5,629	6,000,797
4.00%, 02/01/24 (Call 11/01/23)(a)	6,352	6,882,328
Land O’ Lakes Inc., 6.00%, 11/15/22 (Call 08/15/22)(b)	86	91,156
Mars Inc., 2.70%, 04/01/25 (Call 03/01/25)(b)	5,928	6,315,919
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	8,294	8,169,467
2.70%, 08/15/22 (Call 07/15/22)	2,314	2,375,967
3.15%, 08/15/24 (Call 06/15/24)	9,108	9,770,934
3.50%, 09/01/23 (Call 06/01/23)	629	665,948
McCormick & Co. Inc/MD, 3.25%, 11/15/25 (Call 08/15/25)(a)	2,068	2,247,181
Mondelez International Holdings Netherlands BV
2.13%, 09/19/22(a)(b)	3,998	4,089,556
2.25%, 09/19/24 (Call 08/19/24)(a)(b)	11,097	11,621,832
Mondelez International Inc.
0.63%, 07/01/22	379	380,471
1.50%, 05/04/25 (Call 04/04/25)	6,292	6,434,855
3.63%, 02/13/26 (Call 12/13/25)(a)	2,181	2,420,140
Nestle Holdings Inc.
0.38%, 01/15/24(b)	4,993	4,977,940
0.63%, 01/15/26 (Call 12/15/25)(b)	6,449	6,347,942
3.35%, 09/24/23 (Call 08/24/23)(b)	14,248	15,192,672
3.50%, 09/24/25 (Call 07/24/25)(a)(b)	5,770	6,361,037
Sysco Corp.
2.60%, 06/12/22(a)	6,451	6,595,382
3.55%, 03/15/25 (Call 01/15/25)(a)	2,498	2,728,962
3.75%, 10/01/25 (Call 07/01/25)(a)	4,270	4,714,253
5.65%, 04/01/25 (Call 03/01/25)	13,521	15,780,854
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	7,731	8,307,481
3.95%, 08/15/24 (Call 05/15/24)	10,514	11,504,985
4.00%, 03/01/26 (Call 01/01/26)	4,376	4,908,129
4.50%, 06/15/22 (Call 03/15/22)	9,667	9,985,886
		327,267,486
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	533	578,044
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)(a)	2,451	2,652,938
5.25%, 05/12/24(a)	125	138,937
Georgia-Pacific LLC
0.63%, 05/15/24(a)(b)	4,187	4,184,737
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	2,263	2,227,306
	Par
Security	(000)	Value

Forest Products & Paper (continued)
1.75%, 09/30/25 (Call 08/30/25)(a)(b)	$8,982	$9,236,112
3.60%, 03/01/25 (Call 12/01/24)(a)(b)	143	155,793
3.73%, 07/15/23 (Call 04/15/23)(b)	3,483	3,694,011
7.38%, 12/01/25	68	86,969
8.00%, 01/15/24	2,713	3,236,261
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)(a)	4,617	5,156,852
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	4,525	5,611,000
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	1,987	2,137,434
		39,096,394
Gas — 0.4%
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(a)(b)	6,147	6,738,449
Atmos Energy Corp., 0.63%, 03/09/23 (Call 09/09/21)	78	78,073
Brooklyn Union Gas Co. (The), 3.41%, 03/10/26 (Call 12/10/25)(a)(b)	248	268,312
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (Call 09/02/21)	100	100,087
3.55%, 04/01/23 (Call 03/01/23)	4,553	4,798,196
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	15,302	15,434,871
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	3,466	3,696,855
3.60%, 12/15/24 (Call 09/15/24)(a)	4,642	5,077,152
Series A, 2.50%, 11/15/24 (Call 10/15/24)(a)	7,637	8,061,182
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)(a)	1,194	1,248,635
5.20%, 07/15/25 (Call 04/15/25)	435	490,237
5.50%, 01/15/26 (Call 12/15/25)	10,388	12,056,621
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)(a)	16,544	16,456,983
ONE Gas Inc.
0.85%, 03/11/23 (Call 09/11/21)	755	755,866
1.10%, 03/11/24 (Call 09/11/21)	250	250,255
3.61%, 02/01/24 (Call 11/01/23)	300	319,258
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)(b)	17,665	19,477,988
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)(a)	2,348	2,525,865
3.20%, 06/15/25 (Call 03/15/25)(a)	1,854	2,006,048
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)(a)	4,139	4,310,849
		104,151,782
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc.
3.40%, 03/01/26 (Call 01/01/26)(a)	4,969	5,503,565
4.00%, 03/15/60 (Call 03/15/25)(a)(c)	7,432	7,909,878
		13,413,443
Health Care - Products — 0.8%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	6,855	7,392,524
3.40%, 11/30/23 (Call 09/30/23)(a)	16,278	17,436,608
3.88%, 09/15/25 (Call 06/15/25)(a)	3,978	4,454,278
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	10,748	11,112,649
3.45%, 03/01/24 (Call 02/01/24)	11,849	12,719,143
3.75%, 03/01/26 (Call 01/01/26)	10,837	12,062,915
3.85%,05/15/25	6,687	7,415,051
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	5,374	5,912,792

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
DH Europe Finance II Sarl
2.05%, 11/15/22	$10,349	$10,602,134
2.20%, 11/15/24 (Call 10/15/24)(a)	10,317	10,827,362
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(a)(b)	1,522	1,597,682
Medtronic Inc., 3.50%, 03/15/25(a)	14,781	16,326,424
Stryker Corp.
0.60%, 12/01/23 (Call 12/01/21)	2,035	2,037,181
1.15%, 06/15/25 (Call 05/15/25)(a)	13,146	13,221,129
3.38%, 05/15/24 (Call 02/15/24)(a)	8,419	9,097,164
3.38%, 11/01/25 (Call 08/01/25)(a)	5,785	6,336,817
3.50%, 03/15/26 (Call 12/15/25)	5,272	5,822,120
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/15/25)(a)	1,389	1,535,803
4.13%, 03/25/25 (Call 02/25/25)	16,026	17,862,485
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)(a)	4,002	4,330,154
3.55%, 04/01/25 (Call 01/01/25)	16,494	17,970,911
3.70%, 03/19/23 (Call 02/19/23)(a)	9,150	9,647,690
		205,721,016
Health Care - Services — 1.6%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	14,811	15,238,690
2.80%, 06/15/23 (Call 04/15/23)	20,389	21,286,727
3.50%, 11/15/24 (Call 08/15/24)(a)	6,506	7,074,310
Anthem Inc.
0.45%, 03/15/23	2,553	2,560,489
1.50%, 03/15/26 (Call 02/15/26)	12,136	12,302,848
2.38%, 01/15/25 (Call 12/15/24)(a)	14,074	14,789,305
2.95%, 12/01/22 (Call 11/01/22)	8,936	9,268,402
3.30%, 01/15/23(a)	9,939	10,405,964
3.35%, 12/01/24 (Call 10/01/24)(a)	14,113	15,336,707
3.50%, 08/15/24 (Call 05/15/24)	12,192	13,213,895
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(a)(b)	817	882,332
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)(a)	935	945,707
2.76%, 10/01/24 (Call 07/01/24)(a)	1,662	1,761,165
2.95%, 11/01/22	646	667,914
4.20%, 08/01/23(a)	1,043	1,123,330
Dignity Health
3.13%, 11/01/22(a)	175	181,143
3.81%, 11/01/24(a)	309	335,809
Fresenius Medical Care U.S. Finance II Inc., 4.75%,
10/15/24 (Call 07/17/24)(a)(b)	288	320,946
HCA Inc.
4.75%, 05/01/23	14,667	15,813,752
5.00%, 03/15/24	21,040	23,461,607
5.25%, 04/15/25(a)	13,123	15,111,420
Health Care Service Corp. A Mutual Legal Reserve Co.,
1.50%, 06/01/25 (Call 05/01/25)(a)(b)	9,521	9,702,713
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(b)	10,360	10,346,186
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	7,945	8,227,578
3.15%, 12/01/22 (Call 09/01/22)	6,015	6,219,208
3.85%, 10/01/24 (Call 07/01/24)(a)	8,308	9,058,193
4.50%, 04/01/25 (Call 03/01/25)(a)	13,010	14,635,053
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	4,425	4,438,655
2.30%, 12/01/24 (Call 11/01/24)(a)	7,932	8,323,382
Security	Par (000)	Value

Health Care - Services (continued)
3.25%, 09/01/24 (Call 07/01/24)	$9,591	$10,308,263
3.60%, 02/01/25 (Call 11/01/24)	12,557	13,650,773
3.75%, 08/23/22 (Call 06/11/21)	7,429	7,675,277
4.00%, 11/01/23 (Call 08/01/23)(a)	3,941	4,226,462
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	441	445,472
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)(a)	2,081	2,264,539
4.25%, 04/01/24 (Call 01/01/24)(a)	2,797	3,051,901
Roche Holdings Inc.
0.45%, 03/05/24 (Call 02/05/24)(b)	1,584	1,583,001
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	300	300,362
2.63%, 05/15/26 (Call 02/15/26)(b)	4,230	4,540,909
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	872	947,525
3.25%, 09/17/23 (Call 08/17/23)(b)	55	58,517
3.35%, 09/30/24 (Call 06/30/24)(a)(b)	1,040	1,129,157
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)(a)	2,515	2,656,594
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	635	641,212
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	8,760	8,776,503
1.25%, 01/15/26(a)	4,934	4,995,880
2.38%, 10/15/22	10,826	11,150,293
2.38%, 08/15/24	12,044	12,743,958
2.75%, 02/15/23 (Call 11/15/22)(a)	7,091	7,353,795
2.88%, 03/15/23	11,538	12,085,386
3.10%, 03/15/26(a)	5,482	5,990,988
3.35%, 07/15/22	6,051	6,263,693
3.50%, 06/15/23(a)	10,123	10,789,284
3.50%, 02/15/24(a)	8,195	8,866,545
3.70%, 12/15/25(a)	2,308	2,583,862
3.75%, 07/15/25	6,785	7,558,289
UPMC, Series D-1, 3.60%, 04/03/25(a)	2,170	2,368,151
		408,040,021
Holding Companies - Diversified — 0.7%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(b)	50	54,825
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	3,831	4,040,262
3.50%, 02/10/23 (Call 01/10/23)(a)	12,397	12,900,435
3.88%, 01/15/26 (Call 12/15/25)	10,410	11,147,539
4.20%, 06/10/24 (Call 05/10/24)	14,368	15,478,261
4.25%, 03/01/25 (Call 01/01/25)	5,124	5,556,420
Bain Capital Specialty Finance Inc., 2.95%, 03/10/26 (Call 02/10/26)	95	96,701
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/19/26)(b)	11,000	11,117,627
3.63%, 01/15/26 (Call 12/15/25)(b)	8,355	8,853,806
3.65%, 07/14/23(a)(b)	2,450	2,563,427
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(b)(c)(d)	9,600	9,769,070
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(a)(b)	310	321,888
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)(b)	1,507	1,607,734
FS KKR Capital Corp.
3.40%, 01/15/26 (Call 12/15/25)(a)	9,873	10,195,804
4.13%, 02/01/25 (Call 01/01/25)(a)	5,703	6,040,969
4.63%, 07/15/24 (Call 06/15/24)(a)	6,000	6,449,282

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	$3,635	$3,786,645
3.75%, 02/10/25 (Call 01/10/25)(a)	9,208	9,912,700
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	3,606	3,758,692
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(a)(b)	300	311,939
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	466	509,096
Main Street Capital Corp., 5.20%, 05/01/24(a)	4,059	4,442,551
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)(a)	7,111	7,416,556
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	1,000	999,188
3.75%, 07/22/25 (Call 06/22/25)	10,999	11,681,590
4.00%, 03/30/25 (Call 02/28/25)(a)	2,496	2,671,325
4.25%, 01/15/26 (Call 12/15/25)	3,739	4,037,875
5.25%, 04/15/24 (Call 03/15/24)	837	920,395
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	243	258,910
Owl Rock Technology Finance Corp., 4.75%, 12/15/25 (Call 11/15/25)(b)	3,056	3,345,564
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	1,885	1,872,447
3.71%, 01/22/26 (Call 12/22/25)	6,053	6,161,164
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	3,248	3,440,081
		171,720,768
Home Builders — 0.2%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)(a)	9,247	9,748,609
2.60%, 10/15/25 (Call 09/15/25)	4,469	4,725,602
4.38%, 09/15/22 (Call 06/15/22)	2,049	2,130,430
4.75%, 02/15/23 (Call 11/15/22)(a)	5,584	5,925,303
5.75%, 08/15/23 (Call 05/15/23)(a)	2,940	3,228,612
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)(a)	4,286	4,691,370
4.75%, 11/15/22 (Call 08/15/22)	1,470	1,543,206
4.75%, 05/30/25 (Call 02/28/25)(a)	3,881	4,351,571
4.88%, 12/15/23 (Call 09/15/23)	2,403	2,622,778
5.88%, 11/15/24 (Call 05/15/24)	4,937	5,636,474
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)	4,500	4,882,500
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)(a)	9,315	9,644,405
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	1,548	1,811,160
		60,942,020
Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	230	253,380
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)(a)	300	307,445
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(a)(b)	6,911	7,056,946
2.68%, 07/19/24 (Call 06/19/24)(b)	10,022	10,581,940
Whirlpool Corp.
3.70%, 03/01/23	2,854	3,012,195
3.70%, 05/01/25	229	251,386
4.00%, 03/01/24(a)	5,576	6,071,475
4.70%, 06/01/22(a)	1,427	1,487,545
		29,022,312
Security	Par (000)	Value

Household Products & Wares — 0.3%
Avery Dennison Corp., 3.35%, 04/15/23 (Call 01/15/23)(a)	$2,740	$2,849,433
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)(a)	1,323	1,353,696
2.88%, 10/01/22	1,020	1,054,693
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)(a)	5,028	5,171,315
3.50%, 12/15/24 (Call 09/15/24)(a)	4,391	4,815,414
Kimberly-Clark Corp.
2.40%, 06/01/23(a)	1,372	1,427,891
2.65%, 03/01/25	245	260,374
2.75%, 02/15/26(a)	1,643	1,775,620
3.05%, 08/15/25(a)	2,981	3,236,015
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 05/24/22)(a)(b)	18,634	19,013,088
2.75%, 06/26/24 (Call 04/26/24)(a)(b)	22,555	23,922,637
3.63%, 09/21/23 (Call 06/21/23)(a)(b)	1,864	1,986,895
		66,867,071
Insurance — 3.5%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	950	950,468
3.25%, 03/17/25	3,380	3,657,751
3.63%, 11/15/24(a)	8,429	9,262,880
AIA Group Ltd., 3.20%, 03/11/25 (Call 12/11/24)(b)	1,230	1,311,232
Alleghany Corp., 4.95%, 06/27/22	149	156,091
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	199	216,569
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	1,326	1,318,711
3.15%, 06/15/23(a)	3,107	3,281,601
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)(c)	8,023	8,652,404
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(a)	9,363	9,899,712
3.75%, 07/10/25 (Call 04/10/25)(a)	10,650	11,745,405
3.90%, 04/01/26 (Call 01/01/26)(a)	5,990	6,683,710
4.13%, 02/15/24	11,668	12,750,229
Aon Corp., 2.20%, 11/15/22(a)	5,358	5,502,151
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	6,472	6,980,996
3.88%, 12/15/25 (Call 09/15/25)(a)	5,256	5,862,228
4.00%, 11/27/23 (Call 08/27/23)	6,369	6,871,155
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	1,550	1,693,932
Assurant Inc.
4.00%, 03/15/23	1,623	1,722,734
4.20%, 09/27/23 (Call 08/27/23)	5,725	6,170,244
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	3,732	4,188,194
Athene Global Funding
0.95%, 01/08/24(b)	1,923	1,932,099
1.00%, 04/16/24(a)(b)	16,460	16,548,291
1.20%, 10/13/23(a)(b)	3,225	3,260,212
1.45%, 01/08/26(b)	838	836,914
2.50%, 01/14/25(b)	6,698	6,997,332
2.55%, 06/29/25(b)	6,870	7,198,526
2.75%, 06/25/24(b)	13,358	14,088,724
2.80%, 05/26/23(a)(b)	4,076	4,255,752
3.00%, 07/01/22(a)(b)	3,534	3,632,197
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	23,121	24,047,743
3.00%, 02/11/23	3,979	4,161,423

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.13%, 03/15/26 (Call 12/15/25)(a)	$12,631	$13,849,128
Brighthouse Financial Global Funding, 1.55%, 05/24/26(b)	100	100,443
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	6,913	7,597,701
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	5,939	6,468,777
4.50%, 03/01/26 (Call 12/01/25)	4,098	4,673,580
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	2,191	2,487,054
Dai-Ichi Life Insurance Co. Ltd. (The), 5.10%, (Call 10/28/24)(a)(b)(c)(d)	3,480	3,836,700
Equitable Financial Life Global Funding
0.50%, 04/06/23(b)	9,000	9,018,003
0.50%, 11/17/23(b)	3,458	3,460,262
1.00%, 01/09/26(b)	1,145	1,128,977
1.40%, 07/07/25(a)(b)	8,935	9,029,246
Fairfax U.S. Inc., 4.88%, 08/13/24(b)	896	989,529
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	4,967	5,732,518
Fidelity National Financial Inc., 5.50%, 09/01/22	1,231	1,305,476
First American Financial Corp.
4.30%, 02/01/23(a)	2,231	2,349,453
4.60%, 11/15/24(a)	580	646,288
GA Global Funding Trust
1.00%, 04/08/24(b)	2,745	2,756,462
1.63%, 01/15/26(b)	2,555	2,586,544
Globe Life Inc., 3.80%, 09/15/22(a)	605	630,329
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(a)(b)	2,692	2,666,491
Guardian Life Global Funding
0.88%, 12/10/25(b)	3,957	3,922,280
1.10%, 06/23/25(b)	6,037	6,065,238
1.25%, 05/13/26(b)	365	365,298
2.90%, 05/06/24(b)	6,003	6,402,519
3.40%, 04/25/23(a)(b)	1,678	1,774,088
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	1,055	1,197,686
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(b)(c)(d)	7,561	7,872,891
Infinity Property and Casualty Corp., 5.00%, 09/19/22(a)	149	156,754
Intact U.S. Holdings Inc., 4.60%, 11/09/22(a)	100	104,987
Jackson National Life Global Funding
2.50%, 06/27/22(a)(b)	3,451	3,533,243
2.65%, 06/21/24(b)	6,930	7,300,144
3.05%, 04/29/26(b)	3,004	3,239,357
3.25%, 01/30/24(a)(b)	1,267	1,352,475
3.88%, 06/11/25(a)(b)	2,599	2,865,821
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	306	358,754
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	180	197,397
Liberty Mutual Group Inc., 4.25%, 06/15/23(a)(b)	9,277	9,958,439
Lincoln National Corp.
3.35%, 03/09/25(a)	664	720,251
4.00%, 09/01/23(a)	2,094	2,254,162
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)(a)	9,020	9,345,450
3.75%, 04/01/26 (Call 01/01/26)(a)	3,614	4,033,469
Manulife Financial Corp., 4.15%, 03/04/26(a)	5,986	6,769,184
Security	Par (000)	Value

Insurance (continued)
Markel Corp.
3.63%, 03/30/23(a)	$1,757	$1,852,035
4.90%, 07/01/22(a)	1,218	1,275,951
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	2,666	2,797,161
3.50%, 06/03/24 (Call 03/03/24)	4,813	5,205,297
3.50%, 03/10/25 (Call 12/10/24)	2,433	2,654,704
3.75%, 03/14/26 (Call 12/14/25)(a)	420	467,892
3.88%, 03/15/24 (Call 02/15/24)	15,070	16,444,003
4.05%, 10/15/23 (Call 07/15/23)	6,385	6,861,820
MassMutual Global Funding II
0.48%, 08/28/23(a)(b)	1,175	1,178,621
0.60%, 04/12/24(b)	15,324	15,363,035
0.85%, 06/09/23(a)(b)	9,704	9,808,600
2.25%, 07/01/22(a)(b)	1,868	1,907,616
2.50%, 10/17/22(a)(b)	3,953	4,075,218
2.75%, 06/22/24(b)	9,574	10,201,620
2.95%, 01/11/25(a)(b)	343	368,528
3.40%, 03/08/26(a)(b)	1,993	2,194,243
3.60%, 04/09/24(b)	200	216,938
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	16,415	18,507,913
Met Tower Global Funding
0.55%, 07/13/22(b)	1,594	1,599,074
0.70%, 04/05/24(b)	360	361,468
MetLife Inc.
3.00%, 03/01/25	5,592	6,022,485
3.05%, 12/15/22(a)	6,365	6,621,684
3.60%, 04/10/24(a)	9,690	10,543,085
3.60%, 11/13/25 (Call 08/13/25)(a)	2,910	3,224,884
Series D, 4.37%, 09/15/23(a)	10,132	11,022,366
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	1,333	1,331,444
0.45%, 09/01/23(a)(b)	2,921	2,921,371
0.90%, 06/08/23(a)(b)	7,108	7,184,614
0.95%, 07/02/25(a)(b)	8,604	8,600,348
1.95%, 01/13/23(a)(b)	9,700	9,961,471
3.00%, 01/10/23(b)	8,053	8,396,866
3.60%, 01/11/24(a)(b)	4,899	5,281,583
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	775	983,008
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(c)	115	120,031
New York Life Global Funding
0.40%, 10/21/23(a)(b)	7,556	7,557,645
0.55%, 04/26/24(b)	275	275,139
0.85%, 01/15/26(b)	940	926,971
0.95%, 06/24/25(a)(b)	11,094	11,108,591
1.10%, 05/05/23(a)(b)	6,175	6,269,979
2.00%, 01/22/25(b)	7,303	7,569,026
2.25%, 07/12/22(a)(b)	7,565	7,742,821
2.30%, 06/10/22(a)(b)	3,421	3,495,922
2.88%, 04/10/24(a)(b)	8,826	9,427,974
2.90%, 01/17/24(a)(b)	5,366	5,701,844
Nippon Life Insurance Co.
4.70%, 01/20/46 (Call 01/20/26)(b)(c)	3,720	4,111,939
5.00%, 10/18/42 (Call 10/18/22)(b)(c)	2,125	2,231,250
5.10%, 10/16/44 (Call 10/16/24)(a)(b)(c)	25,298	28,017,535
Northwestern Mutual Global Funding
0.60%, 03/25/24(a)(b)	640	641,929
0.80%, 01/14/26(b)	2,379	2,356,654

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	$2,676	$2,996,459
Pacific Life Global Funding II
0.50%, 09/23/23(b)	1,934	1,939,334
1.20%, 06/24/25(b)	12,643	12,700,806
1.38%, 04/14/26(b)	7,980	8,015,297
Pricoa Global Funding I
0.80%, 09/01/25(b)	3,234	3,204,614
2.40%, 09/23/24(a)(b)	6,394	6,773,277
2.45%, 09/21/22(b)	295	303,718
3.45%, 09/01/23(a)(b)	6,249	6,693,314
Primerica Inc., 4.75%, 07/15/22(a)	1,151	1,203,545
Principal Financial Group Inc.
3.13%, 05/15/23(a)	1,673	1,762,951
3.30%, 09/15/22	2,525	2,620,696
3.40%, 05/15/25 (Call 02/15/25)(a)	4,498	4,884,387
Principal Life Global Funding II
0.50%, 01/08/24(b)	2,849	2,851,029
0.75%, 04/12/24(b)	7,835	7,861,242
0.88%, 01/12/26(b)	9,328	9,177,564
1.25%, 05/11/23(b)	576	585,804
1.25%, 06/23/25(b)	11,373	11,463,027
2.25%, 11/21/24(a)(b)	8,945	9,379,848
3.00%, 04/18/26(a)(b)	3,626	3,914,851
ProAssurance Corp., 5.30%, 11/15/23(a)	3,968	4,270,749
Protective Life Global Funding
0.47%, 01/12/24(b)	1,550	1,543,952
0.50%, 04/12/23(b)	3,545	3,549,999
0.63%, 10/13/23(a)(b)	7,027	7,065,196
1.08%, 06/09/23(a)(b)	4,540	4,603,607
1.17%, 07/15/25(b)	10,126	10,120,650
1.62%, 04/15/26(b)	10,890	11,021,841
2.62%, 08/22/22(b)	3,573	3,672,877
3.10%, 04/15/24(b)	4,719	5,034,272
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	1,726	1,757,546
3.50%, 05/15/24(a)	12,170	13,264,750
5.20%, 03/15/44 (Call 03/15/24)(a)(c)	2,635	2,830,355
5.38%, 05/15/45 (Call 05/15/25)(a)(c)	11,376	12,587,328
5.63%, 06/15/43 (Call 06/15/23)(c)	6,445	6,965,185
5.88%, 09/15/42 (Call 09/15/22)(a)(c)	12,558	13,240,541
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	850	1,073,869
Reinsurance Group of America Inc., 4.70%, 09/15/23	438	477,991
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	385	394,648
2.50%, 10/30/24(b)	1,908	2,001,248
2.63%, 07/22/22(b)	272	278,526
2.75%, 05/07/25(a)(b)	878	927,534
3.85%, 09/19/23(b)	10,512	11,272,875
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)(a)	903	978,109
Sompo International Holdings Ltd., 4.70%, 10/15/22(a)	80	84,243
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)(c)	210	224,175
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(a)(b)(c)	2,855	3,169,050
Swiss Re America Holding Corp., 7.00%, 02/15/26	33	41,262
Symetra Financial Corp., 4.25%, 07/15/24(a)	310	337,960
Security	Par (000)	Value

Insurance (continued)
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(b)(c)	$1,900	$2,014,485
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	824	935,141
Unum Group
4.00%, 03/15/24	2,799	3,033,565
4.50%, 03/15/25 (Call 02/15/25)(a)	965	1,082,562
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)(a)	10,251	10,965,912
5.65%, 05/15/53 (Call 05/15/23)(c)	1,173	1,245,961
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	7,622	8,237,883
XLIT Ltd., 4.45%, 03/31/25(a)	4,505	5,075,997
		893,646,261
Internet — 1.2%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)(a)	5,428	5,660,306
3.60%, 11/28/24 (Call 08/28/24)	20,529	22,305,170
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(a)	8,381	8,317,428
3.38%, 02/25/24(a)	7,700	8,362,014
Amazon.com Inc.
0.25%, 05/12/23	4,450	4,454,506
0.40%, 06/03/23	7,428	7,459,851
0.45%, 05/12/24	9,050	9,066,100
0.80%, 06/03/25 (Call 05/03/25)	4,802	4,832,768
1.00%, 05/12/26 (Call 04/12/26)	9,720	9,715,287
2.40%, 02/22/23 (Call 01/22/23)	17,403	18,006,848
2.50%, 11/29/22 (Call 08/29/22)(a)	6,348	6,527,187
2.80%, 08/22/24 (Call 06/22/24)(a)	23,284	24,926,497
3.80%, 12/05/24 (Call 09/05/24)	9,727	10,752,290
5.20%, 12/03/25 (Call 09/03/25)(a)	2,702	3,199,300
Baidu Inc.
2.88%, 07/06/22(a)	475	486,091
3.08%, 04/07/25 (Call 03/07/25)	5,303	5,597,508
3.50%, 11/28/22(a)	1,105	1,150,082
3.88%, 09/29/23 (Call 08/29/23)(a)	12,476	13,284,329
4.13%, 06/30/25(a)	2,045	2,255,743
4.38%, 05/14/24 (Call 04/14/24)	1,273	1,392,387
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)(a)	8,116	8,440,414
3.65%, 03/15/25 (Call 12/15/24)(a)	4,798	5,249,270
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	7,054	7,265,227
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	6,045	6,066,663
1.90%, 03/11/25 (Call 02/11/25)	8,672	8,990,696
2.75%, 01/30/23 (Call 12/30/22)	16,174	16,781,561
3.45%, 08/01/24 (Call 05/01/24)(a)	4,418	4,768,184
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)(a)(b)	1,099	1,174,379
4.50%, 08/15/24 (Call 05/15/24)	3,428	3,779,076
5.00%, 02/15/26 (Call 11/15/25)(a)	5,427	6,182,887
6.25%, 05/01/25 (Call 02/01/25)(b)	10,770	12,551,896
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)(b)	5,315	5,265,949
Prosus NV, 5.50%, 07/21/25 (Call 04/21/25)(b)	10,540	12,055,125
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (Call 01/01/25)	731	802,879
3.75%, 04/01/24 (Call 03/01/24)(a)	4,758	5,181,337

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Tencent Holdings Ltd.
1.81%,01/26/26(Call12/26/25)(b)	$674	$686,136
2.99%, 01/19/23 (Call 12/19/22)(a)(b)	11,098	11,499,212
3.28%, 04/11/24 (Call 03/11/24)(b)	3,075	3,266,986
3.58%, 04/11/26 (Call 02/11/26)(b)	620	679,015
3.80%, 02/11/25(a)(b)	486	526,393
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)(a)	454	449,298
VeriSign Inc.
4.63%, 05/01/23 (Call 06/23/21)	6,942	6,951,511
5.25%, 04/01/25 (Call 01/01/25)	5,105	5,803,619
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	5,435	5,723,546
		307,892,951
Iron & Steel — 0.3%
Gerdau Trade Inc., 4.75%, 04/15/23(b)	55	58,922
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)(b)	1,357	1,527,982
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(a)	9,395	9,768,940
4.00%, 08/01/23 (Call 05/01/23)(a)	5,828	6,223,433
4.13%, 09/15/22 (Call 06/15/22)	7,625	7,926,010
POSCO
2.38%, 11/12/22(b)	1,613	1,648,696
2.38%, 01/17/23(b)	1,741	1,783,341
2.50%, 01/17/25(b)	5,195	5,391,158
2.75%, 07/15/24(b)	361	380,469
4.00%, 08/01/23(b)	6,688	7,134,290
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)(a)	3,480	3,477,739
4.50%, 04/15/23 (Call 01/15/23)(a)	5,853	6,216,090
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(b)	5,000	5,206,250
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	8,134	8,516,626
2.80%, 12/15/24 (Call 11/15/24)	3,489	3,701,206
		68,961,152
Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	1,847	1,983,714

Lodging — 0.4%
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26 (Call 01/15/26)	308	308,163
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	8,495	8,885,315
4.85%, 03/15/26 (Call 12/15/25)	1,622	1,820,729
5.38%, 04/23/25 (Call 03/23/25)(a)	2,962	3,354,865
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(a)	4,002	4,176,076
3.20%, 08/08/24 (Call 07/08/24)	19,115	20,100,984
Marriott International Inc./MD
3.13%, 02/15/23 (Call 11/15/22)	3,030	3,123,839
3.60%, 04/15/24 (Call 03/15/24)	7,581	8,099,924
3.75%, 03/15/25 (Call 12/15/24)	2,330	2,506,915
3.75%, 10/01/25 (Call 07/01/25)	1,576	1,699,052
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	15,728	18,245,429
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	2,426	2,607,121
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	55	59,400
4.60%, 08/08/23 (Call 07/08/23)(a)	8,852	9,447,031
Security	Par (000)	Value

Lodging (continued)
5.13%, 08/08/25 (Call 06/08/25)	$12,492	$13,965,931
		98,400,774
Machinery — 1.3%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	2,885	2,886,794
0.45%, 09/14/23(a)	4,152	4,165,066
0.45%, 05/17/24	6,400	6,409,031
0.65%, 07/07/23(a)	5,152	5,187,755
0.80%, 11/13/25(a)	8,335	8,326,372
0.90%, 03/02/26(a)	951	951,341
1.45%, 05/15/25	5,278	5,418,833
1.90%, 09/06/22	9,456	9,658,794
1.95%, 11/18/22(a)	5,629	5,772,732
2.15%, 11/08/24	11,475	12,089,141
2.40%, 06/06/22(a)	6,861	7,015,286
2.55%, 11/29/22	2,612	2,704,203
2.63%, 03/01/23	1,633	1,700,911
2.85%, 06/01/22(a)	4,638	4,762,707
2.85%, 05/17/24	7,729	8,274,014
3.25%, 12/01/24(a)	6,554	7,156,806
3.30%, 06/09/24(a)	5,120	5,550,375
3.45%, 05/15/23	9,474	10,065,656
3.65%, 12/07/23	8,799	9,531,223
3.75%, 11/24/23(a)	5,079	5,516,207
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	10,288	11,132,799
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,400	1,396,288
1.88%, 01/15/26 (Call 12/15/25)(a)	7,148	7,268,634
1.95%, 07/02/23	2,741	2,818,341
4.20%, 01/15/24(a)	5,423	5,898,291
CNH Industrial NV, 4.50%, 08/15/23	8,800	9,533,755
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)(a)	6,469	6,591,095
2.75%, 04/15/25 (Call 03/15/25)	9,586	10,281,117
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(a)	2,308	2,489,965
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)(a)	2,155	2,218,061
4.00%, 11/15/23 (Call 08/15/23)(a)	253	268,732
John Deere Capital Corp.
0.25%, 01/17/23	2,117	2,120,360
0.40%, 10/10/23	3,145	3,152,748
0.45%, 01/17/24(a)	6,222	6,228,760
0.55%, 07/05/22	1,201	1,205,984
0.70%, 07/05/23	2,219	2,240,225
0.70%, 01/15/26(a)	10,939	10,846,177
1.20%, 04/06/23	2,617	2,664,755
1.95%, 06/13/22	9,049	9,219,213
2.05%, 01/09/25	7,547	7,905,035
2.15%, 09/08/22(a)	4,857	4,977,875
2.60%, 03/07/24	7,152	7,583,369
2.65%, 06/24/24(a)	5,465	5,829,068
2.70%, 01/06/23(a)	2,786	2,895,312
2.80%, 01/27/23(a)	3,464	3,613,276
2.80%, 03/06/23(a)	11,693	12,231,180
3.35%, 06/12/24(a)	4,080	4,426,170
3.40%, 09/11/25(a)	950	1,051,643
3.45%, 06/07/23	6,755	7,179,747
3.45%, 01/10/24	3,199	3,457,493
3.45%, 03/13/25	4,134	4,540,471
3.65%, 10/12/23(a)	9,018	9,740,597

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
nVent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	$3,536	$3,706,282
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	4,439	4,607,136
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	893	950,951
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)(a)	6,797	7,255,363
4.38%, 08/15/23 (Call 05/15/23)	687	732,123
4.40%, 03/15/24 (Call 02/15/24)(a)	9,130	9,955,076
		323,356,714
Manufacturing — 0.8%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	6,545	6,704,153
2.00%, 06/26/22	3,195	3,257,072
2.00%, 02/14/25 (Call 01/14/25)	7,331	7,674,498
2.25%, 03/15/23 (Call 02/15/23)	8,931	9,240,182
2.65%, 04/15/25 (Call 03/15/25)	5,180	5,540,064
3.00%, 08/07/25(a)	2,716	2,968,415
3.25%, 02/14/24 (Call 01/14/24)(a)	10,167	10,922,357
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	1,979	2,144,539
3.75%, 11/15/22 (Call 08/15/22)	664	689,103
Eaton Corp., 2.75%, 11/02/22	19,602	20,283,553
General Electric Co.
2.70%, 10/09/22	13,385	13,786,568
3.10%, 01/09/23	3,553	3,704,838
3.38%, 03/11/24(a)	4,440	4,776,607
3.45%, 05/15/24 (Call 02/13/24)	10,720	11,579,207
5.55%, 01/05/26	3,329	3,965,973
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	6,593	7,108,600
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	10,402	11,029,857
3.30%, 11/21/24 (Call 08/21/24)(a)	4,538	4,894,827
3.50%, 09/15/22(a)	748	778,383
Siemens Financieringsmaatschappij NV
0.40%, 03/11/23(b)	3,410	3,418,834
0.65%, 03/11/24(a)(b)	4,805	4,822,080
1.20%, 03/11/26(a)(b)	21,222	21,239,751
2.00%, 09/15/23(a)(b)	9,944	10,299,792
3.13%, 03/16/24(a)(b)	7,906	8,461,295
3.25%, 05/27/25(a)(b)	4,014	4,365,978
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)(a)	1,158	1,261,445
4.00%, 03/15/26 (Call 12/15/25)	2,442	2,708,113
4.30%, 03/01/24 (Call 12/01/23)	410	444,903
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23(a)	8,574	9,229,088
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)(a)	3,117	3,420,113
3.55%, 11/01/24 (Call 08/01/24)(a)	8,920	9,659,619
		210,379,807
Media — 2.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)(a)	26,268	27,298,434
4.50%, 02/01/24 (Call 01/01/24)	17,210	18,797,008
4.91%, 07/23/25 (Call 04/23/25)(a)	41,633	47,342,712
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	4,713	5,341,920
Security	Par (000)	Value

Media (continued)
Comcast Corp.
3.00%, 02/01/24 (Call 06/24/21)	$17,329	$18,454,796
3.10%, 04/01/25 (Call 03/01/25)	12,004	13,015,370
3.15%, 03/01/26 (Call 12/01/25)(a)	11,944	13,038,275
3.38%, 02/15/25 (Call 11/15/24)	6,408	6,997,639
3.38%, 08/15/25 (Call 05/15/25)(a)	8,984	9,848,030
3.60%, 03/01/24(a)	14,282	15,526,308
3.70%, 04/15/24 (Call 03/15/24)(a)	23,207	25,264,072
3.95%, 10/15/25 (Call 08/15/25)	23,642	26,540,991
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(a)(b)	14,023	14,695,168
3.15%, 08/15/24 (Call 06/15/24)(b)	14,487	15,549,948
3.25%, 12/15/22(a)(b)	12,263	12,798,042
3.85%, 02/01/25 (Call 11/01/24)(a)(b)	2,553	2,793,977
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	14,046	14,625,448
3.45%, 03/15/25 (Call 12/15/24)	1,082	1,162,195
3.80%, 03/13/24 (Call 01/13/24)(a)	1,889	2,034,628
3.90%, 11/15/24 (Call 08/15/24)(a)	5,082	5,546,723
3.95%, 06/15/25 (Call 03/15/25)(a)	6,034	6,630,485
4.90%, 03/11/26 (Call 12/11/25)(a)	7,608	8,687,775
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	9,083	9,726,965
4.03%, 01/25/24 (Call 12/25/23)(a)	15,596	16,958,497
Grupo Televisa SAB, 6.63%, 03/18/25(a)	4,725	5,603,394
Sky Ltd.
3.13%, 11/26/22(a)(b)	7,015	7,302,797
3.75%, 09/16/24(b)	15,892	17,452,791
TCI Communications Inc., 7.88%, 02/15/26	1,496	1,943,722
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	1,490	1,629,356
4.30%, 11/23/23 (Call 08/23/23)	4,442	4,803,712
Time Warner Entertainment Co. LP, 8.38%, 03/15/23(a)	11,809	13,422,476
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	8,306	8,563,799
3.00%, 02/13/26(a)	4,252	4,619,499
3.15%, 09/17/25(a)	7,814	8,500,438
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	3,692	3,985,723
3.70%, 08/15/24 (Call 05/15/24)(a)	5,536	6,013,553
3.88%, 04/01/24 (Call 01/01/24)(a)	3,894	4,209,306
4.00%, 01/15/26 (Call 10/15/25)	6,142	6,839,501
4.75%, 05/15/25 (Call 04/15/25)(a)	16,226	18,412,188
Walt Disney Co. (The)
1.65%, 09/01/22(a)	5,737	5,836,136
1.75%, 08/30/24 (Call 07/30/24)	20,292	21,015,131
1.75%, 01/13/26(a)	16,099	16,561,214
3.00%, 09/15/22(a)	12,771	13,229,229
3.35%, 03/24/25	12,776	13,937,124
3.70%, 09/15/24 (Call 06/15/24)	6,108	6,688,978
3.70%, 10/15/25 (Call 07/15/25)	3,406	3,781,248
4.00%, 10/01/23	3,712	4,012,519
		537,039,240
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)(a)	9,634	9,934,331
3.25%, 06/15/25 (Call 03/15/25)(a)	7,554	8,227,824
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	187	201,206

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Worthington Industries Inc., 4.55%, 04/15/26(a)	$1,247	$1,400,903
		19,764,264
Mining — 0.7%
Anglo American Capital PLC
3.63%, 09/11/24(a)(b)	10,154	11,011,409
4.13%, 09/27/22(b)	90	94,005
4.88%, 05/14/25(a)(b)	3,962	4,491,050
5.38%, 04/01/25 (Call 03/01/25)(b)	11,066	12,692,921
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23(a)	5,243	5,662,687
6.42%, 03/01/26(a)	252	311,800
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22(b)	60	61,441
4.50%, 08/13/23(b)	120	129,606
4.50%, 09/16/25(b)	10,488	11,831,358
Fresnillo PLC, 5.50%, 11/13/23(b)	3,811	4,225,484
Glencore Finance Canada Ltd., 4.25%, 10/25/22(a)(b)	5,405	5,677,323
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	12,537	12,657,160
1.63%, 04/27/26 (Call 03/27/26)(a)(b)	2,055	2,054,815
3.00%, 10/27/22 (Call 09/27/22)(a)(b)	2,736	2,821,180
4.00%, 04/16/25(a)(b)	1,256	1,373,243
4.13%, 05/30/23(a)(b)	18,944	20,179,519
4.13%, 03/12/24 (Call 02/12/24)(a)(b)	11,656	12,620,793
4.63%, 04/29/24(b)	12,434	13,727,220
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(a)(b)	13,412	14,739,788
5.71%, 11/15/23(b)	1,643	1,811,407
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	6,476	7,292,111
MMC Norilsk Nickel OJSC Via MMC Finance DAC
3.38%, 10/28/24 (Call 07/28/24)(b)	5,000	5,219,990
6.63%, 10/14/22(b)	9,463	10,150,203
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	1,001	1,048,703
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	14,633	16,233,116
Southern Copper Corp.
3.50%, 11/08/22	1,174	1,218,025
3.88%, 04/23/25	360	391,864
		179,728,221
Oil & Gas — 5.1%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(b)	2,392	2,499,731
3.00%, 01/15/25 (Call 12/15/24)(a)(b)	8,081	8,435,169
4.75%, 06/15/24 (Call 06/28/21)(a)(b)	3,217	3,295,680
BP Capital Markets America Inc.
2.52%, 09/19/22 (Call 08/19/22)	7,984	8,202,170
2.75%, 05/10/23	14,283	14,945,286
2.94%, 04/06/23	8,623	9,031,618
3.12%, 05/04/26 (Call 02/04/26)	1,712	1,865,725
3.19%, 04/06/25 (Call 03/06/25)	12,411	13,456,259
3.22%, 11/28/23 (Call 09/28/23)(a)	9,894	10,542,617
3.22%, 04/14/24 (Call 02/14/24)	8,735	9,373,151
3.41%, 02/11/26 (Call 12/11/25)(a)	3,872	4,266,294
3.79%, 02/06/24 (Call 01/06/24)	12,269	13,322,703
3.80%, 09/21/25 (Call 07/21/25)	9,193	10,259,801
BP Capital Markets PLC
2.50%, 11/06/22	10,103	10,423,479
2.75%, 05/10/23	2,107	2,205,078
3.12%, 05/04/26 (Call 02/04/26)	50	53,687
Security	Par (000)	Value

Oil & Gas (continued)
3.51%, 03/17/25(a)	$9,379	$10,329,166
3.54%, 11/04/24	10,088	11,054,896
3.81%, 02/10/24(a)	12,721	13,856,601
3.99%, 09/26/23(a)	7,994	8,654,983
4.38%, (Call 06/22/25)(a)(c)(d)	18,339	19,462,264
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	13,127	13,466,857
2.95%, 01/15/23 (Call 12/15/22)	19,298	20,052,201
3.80%, 04/15/24 (Call 01/15/24)	6,044	6,522,639
3.90%, 02/01/25 (Call 11/01/24)	4,814	5,239,339
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)(a)	5,000	5,110,605
3.80%, 09/15/23 (Call 06/15/23)	5,649	5,966,646
4.00%, 04/15/24 (Call 01/15/24)	3,875	4,159,196
5.38%, 07/15/25 (Call 04/15/25)	10,351	11,812,172
Chevron Corp.
1.14%, 05/11/23	9,560	9,720,002
1.55%, 05/11/25 (Call 04/11/25)	11,536	11,914,073
2.36%, 12/05/22 (Call 09/05/22)	15,221	15,629,684
2.57%, 05/16/23 (Call 03/16/23)	10,925	11,374,963
2.90%, 03/03/24 (Call 01/03/24)(a)	12,073	12,847,038
2.95%, 05/16/26 (Call 02/16/26)	3,844	4,177,136
3.19%, 06/24/23 (Call 03/24/23)	8,541	8,979,353
3.33%, 11/17/25 (Call 08/17/25)	6,305	6,971,837
Chevron USA Inc.
0.33%, 08/12/22(a)	2,137	2,139,599
0.43%, 08/11/23(a)	8,352	8,400,044
0.69%, 08/12/25 (Call 07/12/25)	11,717	11,675,380
3.90%, 11/15/24 (Call 08/15/24)(a)	4,719	5,218,544
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)(a)	6,515	7,123,348
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(a)(b)	5,035	5,416,712
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	15,301	15,849,127
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	18,096	19,574,136
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25(a)	16,775	17,845,041
3.75%, 05/02/23(a)	4,515	4,739,085
CNPC General Capital Ltd., 3.40%, 04/16/23(a)(b)	8,852	9,267,433
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)(a)	5,857	6,011,370
3.35%, 11/15/24 (Call 08/15/24)	856	930,268
4.95%, 03/15/26 (Call 12/15/25)(a)	7,338	8,548,321
Delek & Avner Tamar Bond Ltd.
5.08%, 12/30/23(b)	235	238,207
5.41%, 12/30/25(b)	500	511,005
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	4,195	4,961,877
Diamondback Energy Inc.
0.90%, 03/24/23 (Call 09/24/21)	1,155	1,155,629
2.88%, 12/01/24 (Call 11/01/24)(a)	10,291	10,943,297
4.75%, 05/31/25 (Call 04/30/25)(a)	2,015	2,281,224
Ecopetrol SA
4.13%, 01/16/25(a)	10,729	11,265,450
5.88%, 09/18/23	13,134	14,217,818
Empresa Nacional del Petroleo, 4.38%, 10/30/24(a)(b)	350	377,398
Eni SpA, Series X-R, 4.00%, 09/12/23(a)(b)	11,919	12,782,731
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	16,159	16,726,984
3.15%, 04/01/25 (Call 01/01/25)	2,014	2,171,056
4.15%, 01/15/26 (Call 10/15/25)	4,675	5,273,371

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	$9,664	$9,981,125
2.45%, 01/17/23	14,225	14,730,268
2.65%, 01/15/24	15,756	16,650,952
2.88%, 04/06/25 (Call 03/06/25)	18,808	20,178,622
3.25%, 11/10/24	9,869	10,733,727
3.70%, 03/01/24	13,466	14,607,413
7.15%, 11/15/25	109	136,762
7.75%, 06/15/23(a)	3,015	3,457,833
Exxon Mobil Corp.
1.57%, 04/15/23	11,921	12,209,941
1.90%, 08/16/22	10,820	11,044,474
2.02%, 08/16/24 (Call 07/16/24)(a)	14,157	14,822,738
2.71%, 03/06/25 (Call 12/06/24)	13,570	14,512,127
2.73%, 03/01/23 (Call 01/01/23)	14,225	14,797,512
2.99%, 03/19/25 (Call 02/19/25)	32,434	35,015,667
3.04%, 03/01/26 (Call 12/01/25)	3,814	4,154,026
3.18%, 03/15/24 (Call 12/15/23)	7,946	8,513,273
Gazprom PJSC Via Gaz Capital SA, 4.95%, 07/19/22(b)	8,475	8,835,187
GS Caltex Corp.
3.00%, 06/04/24(a)(b)	900	952,694
3.88%, 06/27/23(b)	1,480	1,571,938
Harvest Operations Corp.
3.00%, 09/21/22(a)(b)	6,325	6,527,969
4.20%, 06/01/23 (Call 05/01/23)(b)	8,418	8,997,411
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	1,085	1,196,811
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	3,341	3,555,737
HollyFrontier Corp.
2.63%, 10/01/23(a)	5,836	6,032,807
5.88%, 04/01/26 (Call 01/01/26)(a)	11,938	13,779,246
KazMunayGas National Co. JSC, 4.75%, 04/24/25(b)	902	1,011,651
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	5,525	6,010,361
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	8,851	9,578,550
4.50%, 05/01/23 (Call 04/01/23)	17,241	18,458,863
4.70%, 05/01/25 (Call 04/01/25)	16,755	18,981,868
4.75%, 12/15/23 (Call 10/15/23)	11,255	12,311,486
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(a)(b)	565	554,296
4.30%, 05/20/23(a)(b)	10,402	11,046,924
Petronas Capital Ltd., 3.50%, 03/18/25(b)	12,757	13,817,234
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)(a)	1,382	1,384,796
1.30%, 02/15/26 (Call 01/15/26)(a)	2,324	2,329,197
3.70%, 04/06/23(a)	4,178	4,419,661
3.85%, 04/09/25 (Call 03/09/25)(a)	12,925	14,257,459
Pioneer Natural Resources Co.
0.55%, 05/15/23	4,465	4,479,645
0.75%, 01/15/24 (Call 01/15/22)	2,290	2,292,644
1.13%, 01/15/26 (Call 12/15/25)	3,578	3,546,253
4.45%, 01/15/26 (Call 10/15/25)(a)	4,112	4,651,462
Reliance Industries Ltd., 4.13%, 01/28/25(b)	5,855	6,386,964
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(b)	960	972,081
1.63%, 11/24/25 (Call 10/24/25)(a)(b)	11,103	11,288,474
2.88%, 04/16/24(b)	16,610	17,602,552
Shell International Finance BV
0.38%, 09/15/23(a)	8,061	8,079,612
Security	Par (000)	Value

Oil & Gas (continued)
2.00%, 11/07/24 (Call 10/07/24)(a)	$16,824	$17,604,252
2.25%, 01/06/23	11,727	12,115,455
2.38%, 08/21/22	4,269	4,381,784
2.38%, 04/06/25 (Call 03/06/25)(a)	19,646	20,796,369
2.88%, 05/10/26(a)	4,758	5,167,146
3.25%, 05/11/25(a)	15,342	16,749,142
3.40%, 08/12/23	6,726	7,188,566
3.50%, 11/13/23 (Call 10/13/23)	10,993	11,791,671
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(a)(b)	5,615	5,851,346
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	5,913	6,373,125
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	8,417	9,224,809
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)(b)	12,376	13,205,153
Sinopec Group Overseas Development 2016 Ltd., 3.50%, 05/03/26(b)	2,087	2,278,865
Sinopec Group Overseas Development 2017 Ltd., 2.50%, 09/13/22(b)	10,145	10,364,280
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(b)	87	86,919
2.15%, 05/13/25 (Call 04/13/25)(b)	17,194	17,612,506
2.50%, 08/08/24 (Call 07/08/24)(b)	7,807	8,140,165
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	7,110	7,475,407
3.75%, 09/12/23(b)	2,238	2,373,681
4.13%, 09/12/25(b)	3,591	3,980,049
Suncor Energy Inc.
2.80%, 05/15/23	7,505	7,827,624
3.10%, 05/15/25 (Call 04/15/25)(a)	9,282	9,986,229
3.60%, 12/01/24 (Call 09/01/24)	8,211	8,926,095
Tengizchevroil Finance Co. International Ltd., 2.63%, 08/15/25 (Call 05/15/25)(a)(b)	5,125	5,227,869
Total Capital Canada Ltd., 2.75%, 07/15/23	13,728	14,449,103
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	15,291	16,148,803
2.70%, 01/25/23(a)	6,531	6,793,736
3.70%, 01/15/24	12,298	13,329,816
3.75%, 04/10/24(a)	6,189	6,768,502
Valero Energy Corp.
1.20%, 03/15/24(a)	8,601	8,698,786
2.70%, 04/15/23(a)	8,641	8,987,388
2.85%, 04/15/25 (Call 03/15/25)	18,971	20,130,540
3.65%, 03/15/25(a)	2,720	2,959,476
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(b)	13,595	14,499,429
		1,303,076,933
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	15,360	15,925,585
COSL Finance BVI Ltd., 3.25%, 09/06/22(a)(b)	8,365	8,547,741
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	7,279	7,695,670
3.80%, 11/15/25 (Call 08/15/25)	8,563	9,488,122
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (Call 08/17/25)	3,155	3,214,329
2.65%, 11/20/22 (Call 10/20/22)(b)	9,858	10,148,396
Schlumberger Holdings Corp.
3.63%, 12/21/22 (Call 10/21/22)(b)	224	232,481
3.75%, 05/01/24 (Call 04/01/24)(b)	13,536	14,622,527
4.00%, 12/21/25 (Call 09/21/25)(b)	5,566	6,208,819

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(b)	$6,898	$7,022,914
3.65%, 12/01/23 (Call 09/01/23)(a)	13,278	14,228,376
		97,334,960
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	3,143	3,440,211
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(a)(b)	269	300,462
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	12,072	12,012,370
1.51%, 04/15/26 (Call 03/15/26)(b)	14,255	14,236,681
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)(a)	2,162	2,345,337
4.50%, 11/01/23 (Call 08/01/23)	2,446	2,651,430
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	2,730	2,702,700
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)(a)	477	501,347
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(a)	7,017	7,480,122
3.75%, 03/15/25 (Call 01/15/25)(a)	2,190	2,407,433
4.65%, 03/15/26 (Call 01/15/26)(a)	3,842	4,407,002
		52,485,095
Pharmaceuticals — 4.6%
AbbVie Inc.
2.30%, 11/21/22	25,818	26,564,921
2.60%, 11/21/24 (Call 10/21/24)(a)	32,401	34,320,350
2.85%, 05/14/23 (Call 03/14/23)(a)	9,894	10,332,236
2.90%, 11/06/22	23,982	24,848,184
3.20%, 11/06/22 (Call 09/06/22)(a)	12,920	13,396,518
3.20%, 05/14/26 (Call 02/14/26)	7,500	8,127,229
3.25%, 10/01/22 (Call 07/01/22)	15,310	15,789,116
3.60%, 05/14/25 (Call 02/14/25)	31,115	34,024,851
3.75%, 11/14/23 (Call 10/14/23)	12,437	13,399,642
3.80%, 03/15/25 (Call 12/15/24)	29,724	32,623,286
3.85%, 06/15/24 (Call 03/15/24)	10,329	11,234,520
AmerisourceBergen Corp.
0.74%, 03/15/23 (Call 03/15/22)	390	391,349
3.25%, 03/01/25 (Call 12/01/24)(a)	1,693	1,823,209
3.40%, 05/15/24 (Call 02/15/24)	9,233	9,918,953
AstraZeneca PLC
0.30%, 05/26/23	15,000	14,993,694
0.70%, 04/08/26 (Call 03/08/26)	774	758,228
2.38%, 06/12/22 (Call 05/12/22)	7,857	8,014,879
3.38%, 11/16/25	12,871	14,151,957
3.50%, 08/17/23 (Call 07/17/23)(a)	11,447	12,206,636
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(a)(b)	9,366	10,007,252
3.88%, 12/15/23 (Call 11/15/23)(b)	26,317	28,312,751
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	25,785	28,892,395
5.50%, 08/15/25(b)	841	966,692
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	9,636	10,424,934
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	17,785	18,217,636
3.30%, 03/01/23 (Call 12/01/22)(a)	3,233	3,369,812
3.36%, 06/06/24 (Call 04/06/24)(a)	17,180	18,486,211
3.73%, 12/15/24 (Call 09/15/24)	17,373	19,014,199
Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)(a)	$2,172	$2,175,042
0.75%, 11/13/25 (Call 10/13/25)(a)	4,696	4,669,810
2.00%, 08/01/22(a)	2,571	2,624,997
2.75%, 02/15/23 (Call 01/15/23)(a)	8,317	8,651,696
2.90%, 07/26/24 (Call 06/26/24)(a)	17,295	18,542,261
3.25%, 08/15/22(a)	5,690	5,896,572
3.25%, 02/20/23 (Call 01/20/23)(a)	12,673	13,288,874
3.25%, 11/01/23(a)	609	652,309
3.55%, 08/15/22	12,055	12,541,075
3.63%, 05/15/24 (Call 02/15/24)	715	776,494
3.88%, 08/15/25 (Call 05/15/25)	15,073	16,909,541
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)(a)	10,636	10,855,500
3.08%, 06/15/24 (Call 04/15/24)(a)	8,124	8,653,410
3.20%, 03/15/23(a)	6,552	6,865,197
3.50%, 11/15/24 (Call 08/15/24)(a)	2,100	2,276,915
3.75%, 09/15/25 (Call 06/15/25)	4,194	4,630,971
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	5,935	5,942,064
1.25%, 03/15/26 (Call 02/15/26)(a)	2,015	2,019,683
3.00%, 07/15/23 (Call 05/16/23)(a)	8,117	8,522,950
3.05%, 11/30/22 (Call 10/31/22)(a)	6,829	7,089,386
3.25%, 04/15/25 (Call 01/15/25)(a)	10,928	11,846,188
3.50%, 06/15/24 (Call 03/17/24)	6,471	6,986,886
3.75%, 07/15/23 (Call 06/15/23)	11,608	12,398,467
4.13%, 11/15/25 (Call 09/15/25)(a)	23,260	26,211,780
4.50%, 02/25/26 (Call 11/27/25)(a)	4,659	5,325,371
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	13,850	14,705,093
2.75%, 12/01/22 (Call 09/01/22)	17,373	17,909,409
3.38%, 08/12/24 (Call 05/12/24)(a)	8,560	9,254,098
3.50%, 07/20/22 (Call 05/20/22)	12,963	13,371,746
3.70%, 03/09/23 (Call 02/09/23)	11,638	12,303,395
3.88%, 07/20/25 (Call 04/20/25)	26,143	28,975,194
4.00%, 12/05/23 (Call 09/05/23)(a)	1,068	1,152,752
4.10%, 03/25/25 (Call 01/25/25)(a)	9,630	10,731,943
4.75%, 12/01/22 (Call 09/01/22)	9,367	9,858,087
5.00%, 12/01/24 (Call 09/01/24)	2,673	3,013,961
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)(a)	4,507	4,834,593
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(a)(b)	15,017	16,223,787
Evernorth Health Inc.
3.50%, 06/15/24 (Call 03/17/24)	412	443,142
4.50%, 02/25/26 (Call 11/27/25)(a)	260	293,556
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	12,735	13,312,957
3.38%, 05/15/23	10,890	11,544,118
3.63%, 05/15/25	5,588	6,194,821
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	11,408	11,442,097
2.88%, 06/01/22 (Call 05/01/22)	18,269	18,723,670
3.00%, 06/01/24 (Call 05/01/24)	15,012	16,120,059
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	5,027	5,001,484
2.05%, 03/01/23 (Call 01/01/23)(a)	2,822	2,905,163
2.45%, 03/01/26 (Call 12/01/25)	8,682	9,298,342
2.63%, 01/15/25 (Call 11/15/24)(a)	9,749	10,438,193
3.38%, 12/05/23(a)	3,692	3,991,533

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(a)	$4,910	$4,862,831
2.70%, 12/15/22 (Call 09/15/22)(a)	5,904	6,082,564
2.85%, 03/15/23 (Call 12/15/22)	8,195	8,499,879
3.80%, 03/15/24 (Call 12/15/23)(a)	7,256	7,857,404
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	5,322	6,017,972
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	2,876	2,856,412
2.40%, 09/15/22 (Call 06/15/22)(a)	3,572	3,653,440
2.75%, 02/10/25 (Call 11/10/24)	11,728	12,548,613
2.80%, 05/18/23(a)	18,725	19,645,430
2.90%, 03/07/24 (Call 02/07/24)(a)	13,195	14,092,990
Mylan Inc.
3.13%, 01/15/23(b)	10,912	11,335,273
4.20%, 11/29/23 (Call 08/29/23)(a)	5,409	5,819,943
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	6,734	6,992,509
2.40%, 09/21/22(a)	6,705	6,894,684
3.00%, 11/20/25 (Call 08/20/25)(a)	6,614	7,203,579
3.40%, 05/06/24	6,005	6,537,168
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)(a)	7,211	7,772,430
4.38%, 03/15/26 (Call 12/15/25)(a)	4,059	4,489,636
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	9,289	9,340,042
2.95%, 03/15/24 (Call 02/15/24)(a)	8,776	9,395,615
3.00%, 06/15/23(a)	11,011	11,647,578
3.20%, 09/15/23 (Call 08/15/23)	6,424	6,833,156
3.40%, 05/15/24	5,190	5,663,124
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	10,042	10,651,583
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	16,244	17,055,473
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	18,841	20,550,956
Viatris Inc.
1.13%, 06/22/22(b)	8,445	8,501,930
1.65%, 06/22/25 (Call 05/22/25)(b)	11,762	11,942,543
Wyeth LLC
6.45%, 02/01/24(a)	4,929	5,714,120
7.25%, 03/01/23	3,335	3,735,742
Zeneca Wilmington Inc., 7.00%, 11/15/23	410	472,219
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)(a)	17,521	18,232,777
4.50%, 11/13/25 (Call 08/13/25)(a)	7,259	8,256,235
		1,174,164,122
Pipelines — 2.9%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	560	580,667
4.95%, 12/15/24 (Call 09/15/24)	6,520	7,325,248
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	24,750	28,435,641
7.00%, 06/30/24 (Call 01/01/24)	12,750	14,651,678
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(b)	1,190	1,308,545
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	10,062	11,349,821
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	3,729	3,990,068
Security	Par (000)	Value

Pipelines (continued)
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	$4,576	$5,428,642
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	8,581	9,008,892
2.90%, 07/15/22 (Call 06/15/22)	8,470	8,689,671
3.50%, 06/10/24 (Call 03/10/24)	7,012	7,517,631
4.00%, 10/01/23 (Call 07/01/23)	6,161	6,590,685
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	15,297	16,111,108
3.45%, 01/15/23 (Call 10/15/22)	1,897	1,964,786
3.60%, 02/01/23 (Call 11/01/22)	12,876	13,392,396
4.05%, 03/15/25 (Call 12/15/24)	11,656	12,657,233
4.25%, 03/15/23 (Call 12/15/22)	10,732	11,299,185
4.25%, 04/01/24 (Call 01/01/24)	3,897	4,221,487
4.50%, 04/15/24 (Call 03/15/24)	11,375	12,464,392
4.75%, 01/15/26 (Call 10/15/25)	6,703	7,517,211
4.90%, 02/01/24 (Call 11/01/23)	2,794	3,052,055
5.88%, 01/15/24 (Call 10/15/23)	6,799	7,564,275
5.95%, 12/01/25 (Call 09/01/25)	2,987	3,515,563
7.60%, 02/01/24 (Call 11/01/23)	1,623	1,849,544
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	9,091	9,742,202
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	3,776	4,061,129
5.00%, 10/01/22 (Call 07/01/22)	5,398	5,646,362
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	23,062	24,092,903
3.70%, 02/15/26 (Call 11/15/25)	1,043	1,159,389
3.75%, 02/15/25 (Call 11/15/24)	21,211	23,213,611
3.90%, 02/15/24 (Call 11/15/23)	10,017	10,831,974
Series D, 4.88%, 08/16/77 (Call 08/16/22)(c)	10,690	10,421,004
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(b)	165	182,687
Gray Oak Pipeline LLC
2.00%, 09/15/23(b)	1,221	1,246,344
2.60%, 10/15/25 (Call 09/15/25)(a)(b)	2,696	2,777,824
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/17/22)	3,134	3,218,947
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	893	996,803
6.19%, 11/01/25(b)	400	475,418
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	4,735	4,937,874
3.50%, 09/01/23 (Call 06/01/23)	7,907	8,374,894
3.95%, 09/01/22 (Call 06/01/22)	10,697	11,081,975
4.15%, 02/01/24 (Call 11/01/23)	7,191	7,794,170
4.25%, 09/01/24 (Call 06/01/24)	7,136	7,871,018
4.30%, 05/01/24 (Call 02/01/24)	8,098	8,871,821
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	14,667	15,283,925
4.30%, 06/01/25 (Call 03/01/25)(a)	17,582	19,644,297
5.63%, 11/15/23 (Call 08/15/23)(b)	7,410	8,195,149
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	110	116,655
5.00%, 03/01/26 (Call 12/01/25)	2,720	3,144,628
Midwest Connector Capital Co. LLC, 3.90%, 04/01/24 (Call 03/01/24)(b)	5,221	5,444,765
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	6,045	6,125,130
3.38%, 03/15/23 (Call 02/15/23)	10,529	11,039,937

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.50%, 12/01/22 (Call 11/01/22)	$5,648	$5,879,936
4.00%, 02/15/25 (Call 11/15/24)	5,032	5,522,374
4.50%, 07/15/23 (Call 04/15/23)	9,579	10,265,721
4.88%, 12/01/24 (Call 09/01/24)	16,245	18,326,407
4.88%, 06/01/25 (Call 03/01/25)	16,734	18,900,225
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 06/02/21)(b)	1,066	1,104,035
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(a)	4,239	4,359,031
2.75%, 09/01/24 (Call 08/01/24)	9,278	9,796,969
5.85%, 01/15/26 (Call 12/15/25)(a)	2,736	3,243,807
7.50%, 09/01/23 (Call 06/01/23)	2,836	3,216,957
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	11,077	11,419,799
4.90%, 03/15/25 (Call 12/15/24)	3,571	3,997,986
5.00%, 09/15/23 (Call 06/15/23)	798	866,058
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	9,427	9,844,531
3.61%, 02/15/25 (Call 11/15/24)	2,121	2,281,134
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	4,975	5,113,133
3.60%, 11/01/24 (Call 08/01/24)(a)	9,691	10,424,607
3.65%, 06/01/22 (Call 03/01/22)	7,125	7,283,556
3.85%, 10/15/23 (Call 07/15/23)	8,070	8,543,217
4.65%, 10/15/25 (Call 07/15/25)	6,115	6,841,475
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	16,892	18,223,891
5.63%, 03/01/25 (Call 12/01/24)	17,626	20,240,794
5.75%, 05/15/24 (Call 02/15/24)	14,421	16,285,414
Southern Natural Gas Co. LLC, 0.63%, 04/28/23 (Call 04/28/22)(b)	50	49,967
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	2,462	2,664,581
4.75%, 03/15/24 (Call 12/15/23)	10,342	11,403,858
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	3,382	3,742,528
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	4,882	4,998,957
TransCanada PipeLines Ltd.
2.50%, 08/01/22	11,096	11,379,252
3.75%, 10/16/23 (Call 07/16/23)	7,390	7,889,705
4.88%, 01/15/26 (Call 10/15/25)	2,453	2,833,354
Transcanada Trust, 5.63%, 05/20/75 (Call 05/20/25)(c)	3,670	3,945,250
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	9,137	11,648,500
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	4,655	4,786,868
3.70%, 01/15/23 (Call 10/15/22)	10,632	11,078,692
3.90%, 01/15/25 (Call 10/15/24)	8,519	9,346,008
4.00%, 09/15/25 (Call 06/15/25)(a)	3,540	3,937,234
4.30%, 03/04/24 (Call 12/04/23)	11,393	12,458,773
4.50%, 11/15/23 (Call 08/15/23)	6,601	7,176,040
4.55%, 06/24/24 (Call 03/24/24)	12,726	14,081,683
		741,881,566
Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	1,816	2,064,042
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	3,624	3,964,538
		6,028,580
Security	Par (000)	Value

Real Estate — 0.0%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	$3,449	$4,001,130
Jones Lang LaSalle Inc., 4.40%, 11/15/22
(Call 08/15/22)(a)	450	470,521
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23
(Call 12/23/22)(b)	650	673,172
Vonovia Finance BV, 5.00%, 10/02/23(a)(b)	2,210	2,331,994
		7,476,817
Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)(a)	8,520	9,277,983
3.80%, 04/15/26 (Call 02/15/26)	2,621	2,920,995
4.30%, 01/15/26 (Call 10/15/25)	1,162	1,306,291
American Campus Communities Operating
Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	2,392	2,512,754
4.13%, 07/01/24 (Call 04/01/24)(a)	4,437	4,848,616
American Tower Corp.
0.60%, 01/15/24(a)	9,662	9,656,084
1.30%, 09/15/25 (Call 08/15/25)(a)	4,311	4,336,366
1.60%, 04/15/26 (Call 03/15/26)	6,025	6,089,602
2.40%, 03/15/25 (Call 02/15/25)	8,714	9,115,523
2.95%, 01/15/25 (Call 12/15/24)	7,311	7,792,694
3.00%, 06/15/23(a)	10,251	10,760,654
3.38%, 05/15/24 (Call 04/15/24)	9,266	9,951,114
3.50%, 01/31/23	4,520	4,748,052
4.00%, 06/01/25 (Call 03/01/25)	6,276	6,937,278
4.40%, 02/15/26 (Call 11/15/25)(a)	2,539	2,870,651
5.00%, 02/15/24(a)	11,143	12,412,019
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	1,281	1,327,729
2.95%, 09/15/22 (Call 06/15/22)(a)	1,034	1,063,915
2.95%, 05/11/26 (Call 02/11/26)	1,399	1,507,124
3.45%, 06/01/25 (Call 03/03/25)(a)	4,855	5,317,283
3.50%, 11/15/24 (Call 08/15/24)(a)	4,365	4,750,537
3.50%, 11/15/25 (Call 08/15/25)(a)	1,080	1,186,356
4.20%, 12/15/23 (Call 09/16/23)(a)	8,334	9,055,034
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	3,124	3,282,170
3.20%, 01/15/25 (Call 10/15/24)	4,165	4,469,145
3.65%, 02/01/26 (Call 11/03/25)	6,518	7,208,114
3.80%, 02/01/24 (Call 11/01/23)	5,972	6,424,101
3.85%, 02/01/23 (Call 11/01/22)	18,580	19,459,845
Brandywine Operating Partnership LP, 4.10%, 10/01/24
(Call 07/01/24)(a)	398	432,700
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)(a)	8,686	9,156,117
3.65%, 06/15/24 (Call 04/15/24)(a)	1,977	2,133,476
3.85%, 02/01/25 (Call 11/01/24)(a)	6,273	6,827,974
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)(a)	135	139,687
3.50%, 09/15/24 (Call 06/15/24)	394	425,479
4.25%, 01/15/24 (Call 10/15/23)	576	623,081
4.88%, 06/15/23 (Call 03/15/23)(a)	5,263	5,658,111
CC Holdings GS V LLC/Crown Castle GS III Corp.,
3.85%, 04/15/23	12,785	13,582,835
Columbia Property Trust Operating Partnership LP,
4.15%, 04/01/25 (Call 01/01/25)(a)	1,747	1,866,858
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)(a)	1,018	1,045,541
5.00%, 07/01/25 (Call 04/01/25)	265	299,695

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	$20,000	$19,590,929
1.35%, 07/15/25 (Call 06/15/25)(a)	9,363	9,455,815
3.15%, 07/15/23 (Call 06/15/23)(a)	9,026	9,512,936
3.20%, 09/01/24 (Call 07/01/24)	5,852	6,272,203
4.45%, 02/15/26 (Call 11/15/25)	4,291	4,860,066
CubeSmart LP
4.00%, 11/15/25 (Call 08/15/25)	251	276,708
4.38%, 12/15/23 (Call 09/15/23)(a)	1,215	1,316,926
CyrusOne LP/CyrusOne Finance Corp., 2.90%,
11/15/24 (Call 10/15/24)(a)	6,774	7,175,021
Digital Realty Trust LP, 4.75%, 10/01/25
(Call 07/01/25)(a)	843	962,067
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)(a)	5,392	5,648,300
3.75%, 12/01/24 (Call 09/01/24)(a)	1,966	2,149,583
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	13,515	13,447,144
1.25%, 07/15/25 (Call 06/15/25)(a)	12,583	12,639,114
1.45%, 05/15/26 (Call 04/15/26)(a)	11,830	11,886,103
2.63%, 11/18/24 (Call 10/18/24)	8,745	9,255,189
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)(a)	7,581	7,913,499
3.38%, 06/01/25 (Call 03/01/25)(a)	1,702	1,845,809
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	2,528	2,644,395
3.38%, 01/15/23 (Call 06/16/21)(a)	2,038	2,121,348
3.38%, 04/15/26 (Call 01/15/26)	2,430	2,637,038
3.50%, 04/01/25 (Call 01/01/25)(a)	910	988,976
3.88%, 05/01/24 (Call 02/01/24)	4,268	4,623,995
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(a)	1,055	1,053,292
2.75%, 06/01/23 (Call 03/01/23)	505	524,126
3.95%, 01/15/24 (Call 10/15/23)(a)	1,743	1,883,619
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)(a)	1,559	1,654,676
5.25%, 06/01/25 (Call 03/01/25)	8,936	10,101,880
5.38%, 11/01/23 (Call 08/01/23)(a)	3,008	3,282,269
5.38%, 04/15/26 (Call 01/15/26)(a)	6,624	7,563,416
Healthcare Realty Trust Inc., 3.88%, 05/01/25
(Call 02/01/25)(a)	680	738,919
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	438	472,708
4.00%, 06/01/25 (Call 03/01/25)	2,800	3,094,503
Highwoods Realty LP, 3.63%, 01/15/23
(Call 10/15/22)(a)	2,098	2,174,123
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	2,828	3,021,167
Series D, 3.75%, 10/15/23 (Call 07/15/23)	3,189	3,367,030
Series E, 4.00%, 06/15/25 (Call 03/15/25)	3,317	3,584,593
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)(a)	2,880	3,086,281
3.80%, 01/15/23 (Call 10/15/22)(a)	530	552,731
4.38%, 10/01/25 (Call 07/01/25)(a)	545	605,448
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)(a)	2,587	2,721,979
3.13%, 06/01/23 (Call 03/01/23)(a)	2,795	2,923,340
3.30%, 02/01/25 (Call 12/01/24)	5,386	5,831,791
3.40%, 11/01/22 (Call 09/01/22)(a)	6,944	7,200,149
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)(a)	$565	$611,392
4.00%, 11/15/25 (Call 08/15/25)(a)	1,899	2,109,967
4.30%, 10/15/23 (Call 07/15/23)(a)	606	652,970
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)(a)	2,748	2,980,749
4.00%, 11/15/25 (Call 08/15/25)(a)	1,530	1,694,290
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)(a)	3,996	4,122,756
4.25%, 05/15/24 (Call 02/15/24)(a)	4,176	4,455,157
4.50%, 02/01/25 (Call 11/01/24)(a)	2,461	2,653,376
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)(a)	2,500	2,674,343
4.50%, 01/15/25 (Call 10/15/24)(a)	1,686	1,843,512
4.95%, 04/01/24 (Call 01/01/24)(a)	423	461,172
5.25%, 01/15/26 (Call 10/15/25)	3,213	3,669,714
Piedmont Operating Partnership LP, 3.40%, 06/01/23
(Call 03/01/23)	75	78,096
Post Apartment Homes LP, 3.38%, 12/01/22
(Call 09/01/22)	658	681,567
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	2,317	2,305,921
2.37%, 09/15/22 (Call 08/15/22)(a)	6,021	6,171,953
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	4,649	4,529,457
3.88%, 07/15/24 (Call 04/15/24)	2,882	3,148,732
3.88%, 04/15/25 (Call 02/15/25)(a)	1,904	2,098,919
4.65%, 08/01/23 (Call 05/01/23)(a)	6,967	7,522,333
Regency Centers LP, 3.90%, 11/01/25
(Call 08/01/25)(a)	635	699,225
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)	125	134,557
5.00%, 12/15/23 (Call 09/15/23)(a)	2,071	2,239,109
Retail Properties of America Inc., 4.00%, 03/15/25
(Call 12/15/24)(a)	205	218,677
Sabra Health Care LP, 4.80%, 06/01/24
(Call 05/01/24)(a)	3,806	4,177,257
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	352	378,179
3.50%, 02/12/25 (Call 11/14/24)(a)(b)	8,923	9,629,203
3.63%, 01/28/26 (Call 12/28/25)(a)(b)	5,754	6,291,986
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	12,501	13,016,142
2.63%, 06/15/22 (Call 03/15/22)	3,557	3,623,024
2.75%, 02/01/23 (Call 11/01/22)(a)	6,080	6,297,222
2.75%, 06/01/23 (Call 03/01/23)(a)	10,181	10,597,813
3.30%, 01/15/26 (Call 10/15/25)(a)	6,976	7,563,236
3.38%, 10/01/24 (Call 07/01/24)(a)	12,688	13,680,816
3.50%, 09/01/25 (Call 06/01/25)	5,936	6,508,620
3.75%, 02/01/24 (Call 11/01/23)(a)	8,163	8,790,790
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)(a)	4,996	5,249,624
4.25%, 02/01/26 (Call 11/01/25)	1,861	2,014,925
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)	7,370	7,608,228
SL Green Realty Corp., 4.50%, 12/01/22
(Call 09/01/22)(a)	1,043	1,089,917
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)(a)	1,690	1,812,710
3.88%, 12/01/23 (Call 09/01/23)(a)	1,415	1,500,597

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(a)(b)	$2,090	$2,340,800
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	2,831	2,980,860
3.13%, 06/15/23 (Call 03/15/23)(a)	8,505	8,882,147
3.50%, 04/15/24 (Call 03/15/24)	7,519	8,072,916
3.50%, 02/01/25 (Call 11/01/24)(a)	3,072	3,330,425
3.75%, 05/01/24 (Call 02/01/24)	2,109	2,274,610
4.13%, 01/15/26 (Call 10/15/25)(a)	3,087	3,457,987
Ventas Realty LP/Ventas Capital Corp., 3.25%,
08/15/22 (Call 05/15/22)	1,974	2,024,621
VEREIT Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)(a)	6,363	6,963,791
4.63%, 11/01/25 (Call 09/01/25)(a)	5,794	6,584,009
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,000	1,008,637
3.50%, 01/15/25 (Call 11/15/24)(a)	5,482	5,851,945
WEA Finance LLC/Westfield UK & Europe Finance
PLC, 3.75%, 09/17/24 (Call 06/17/24)(a)(b)	10,461	11,164,925
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)(a)	750	774,005
3.50%, 04/15/23 (Call 01/15/23)(a)	2,154	2,253,485
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)(a)	13,621	14,683,119
4.00%, 06/01/25 (Call 03/01/25)(a)	12,049	13,339,406
4.25%, 04/01/26 (Call 01/01/26)(a)	3,685	4,159,053
4.50%, 01/15/24 (Call 10/15/23)	2,199	2,394,049
Weyerhaeuser Co., 8.50%, 01/15/25(a)	1,265	1,586,027
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	141	153,579
4.60%, 04/01/24 (Call 01/01/24)(a)	3,263	3,580,790
		690,890,206
Retail — 2.0%
7-Eleven Inc.
0.63%, 02/10/23 (Call 02/10/22)(b)	14,680	14,696,983
0.80%, 02/10/24 (Call 02/10/22)(b)	15,413	15,398,722
0.95%, 02/10/26 (Call 01/10/26)(b)	14,825	14,549,879
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)(a)	5,075	5,474,623
4.50%, 10/01/25 (Call 07/01/25)	501	558,193
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	766	791,764
3.13%, 07/15/23 (Call 04/15/23)(a)	1,475	1,548,588
3.13%, 04/18/24 (Call 03/18/24)(a)	9,860	10,524,639
3.13%, 04/21/26 (Call 01/21/26)(a)	1,806	1,968,497
3.25%, 04/15/25 (Call 01/15/25)(a)	1,030	1,110,702
3.63%, 04/15/25 (Call 03/15/25)(a)	8,599	9,415,827
Costco Wholesale Corp., 2.75%, 05/18/24
(Call 03/18/24)	8,884	9,472,709
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	10,351	10,820,121
4.15%, 11/01/25 (Call 08/01/25)(a)	2,072	2,325,325
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	17,325	18,373,336
4.00%, 05/15/25 (Call 03/15/25)	12,691	14,061,636
Falabella SA
3.75%, 04/30/23(b)	236	246,974
4.38%, 01/27/25 (Call 10/27/24)(a)(b)	6,135	6,656,475
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	5,971	6,104,489
2.70%, 04/01/23 (Call 01/01/23)(a)	6,430	6,684,454
Security	Par (000)	Value

Retail (continued)
3.00%, 04/01/26 (Call 01/01/26)	$4,355	$4,751,937
3.35%, 09/15/25 (Call 06/15/25)	8,954	9,853,374
3.75%, 02/15/24 (Call 11/15/23)	10,349	11,204,260
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	870	923,651
3.13%, 09/15/24 (Call 06/15/24)(a)	8,290	8,929,580
3.38%, 09/15/25 (Call 06/15/25)(a)	4,453	4,884,418
3.88%, 09/15/23 (Call 06/15/23)	5,803	6,213,397
4.00%, 04/15/25 (Call 03/15/25)	14,354	15,968,476
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	1,637	1,673,121
3.25%, 06/10/24(a)	2,322	2,504,953
3.30%, 07/01/25 (Call 06/01/25)	14,637	15,938,898
3.35%, 04/01/23 (Call 03/01/23)	17,801	18,758,939
3.38%, 05/26/25 (Call 02/26/25)	9,020	9,824,518
3.70%, 01/30/26 (Call 10/30/25)(a)	5,487	6,102,694
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)(a)	1,598	1,774,802
3.80%, 09/01/22 (Call 06/01/22)	757	782,590
3.85%, 06/15/23 (Call 03/15/23)(a)	195	206,918
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)(a)	8,835	8,662,856
3.38%, 09/15/24 (Call 06/15/24)	1,871	1,989,512
4.60%, 04/15/25 (Call 03/15/25)	12,318	13,942,953
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	8,760	8,945,213
3.10%, 03/01/23 (Call 02/01/23)	18,730	19,597,217
3.80%, 08/15/25 (Call 06/15/25)	8,733	9,709,200
3.85%, 10/01/23 (Call 07/01/23)(a)	3,012	3,234,996
Target Corp.
2.25%,04/15/25 (Call03/15/25)	15,211	16,076,614
2.50%, 04/15/26(a)	1,405	1,508,464
3.50%, 07/01/24	8,091	8,815,691
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)(a)	6,946	7,210,588
3.50%, 04/15/25 (Call 06/04/21)	10,728	11,745,241
Walgreen Co., 3.10%, 09/15/22	5,776	5,967,170
Walgreens Boots Alliance Inc., 3.80%, 11/18/24
(Call 08/18/24)	5,000	5,458,609
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	14,513	14,958,764
2.55%, 04/11/23 (Call 01/11/23)(a)	17,592	18,270,264
2.65%, 12/15/24 (Call 10/15/24)(a)	10,316	11,055,334
2.85%, 07/08/24 (Call 06/08/24)(a)	15,441	16,559,059
3.30%, 04/22/24 (Call 01/22/24)(a)	14,243	15,346,672
3.40%, 06/26/23 (Call 05/26/23)	19,590	20,789,401
3.55%, 06/26/25 (Call 04/26/25)(a)	12,676	14,057,578
		504,981,858

Savings & Loans — 0.1%
Nationwide Building Society
0.55%, 01/22/24(b)	1,724	1,724,122
2.00%, 01/27/23(a)(b)	5,018	5,159,887
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(c)	10,539	11,116,448
3.90%, 07/21/25(a)(b)	6,773	7,531,728
4.36%, 08/01/24 (Call 08/01/23)(b)(c)	1,843	1,985,591
People’s United Financial Inc., 3.65%, 12/06/22
(Call 09/06/22)	6,918	7,187,949
		34,705,725

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 1.6%
Altera Corp., 4.10%, 11/15/23(a)	$1,851	$2,023,244
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)(a)	3,834	4,001,426
2.95%, 04/01/25 (Call 03/01/25)	3,210	3,447,753
3.13%,12/05/23 (Call10/05/23)(a)	11,374	12,069,317
3.90%, 12/15/25 (Call 09/15/25)	1,916	2,137,647
Applied Materials Inc., 3.90%, 10/01/25
(Call 07/01/25)(a)	4,217	4,735,529
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)(a)	8,244	8,810,516
3.63%, 01/15/24 (Call 11/15/23)	14,366	15,401,107
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)(a)	15,105	16,231,531
3.63%, 10/15/24 (Call 09/15/24)	13,328	14,506,898
4.25%, 04/15/26 (Call 02/15/26)	11,737	13,149,246
4.70%, 04/15/25 (Call 03/15/25)(a)	18,569	20,929,652
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	3,904	4,184,328
2.70%, 12/15/22	6,104	6,336,915
2.88%, 05/11/24 (Call 03/11/24)(a)	7,697	8,231,106
3.10%, 07/29/22(a)	2,880	2,976,353
3.40%, 03/25/25 (Call 02/25/25)(a)	10,747	11,797,370
3.70%, 07/29/25 (Call 04/29/25)	11,106	12,322,626
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	14,828	16,594,350
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	5,438	6,090,922
3.80%, 03/15/25 (Call 12/15/24)(a)	2,606	2,881,734
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(b)	17,765	17,755,766
4.20%, 06/22/23 (Call 05/22/23)(b)	6,580	7,024,413
Maxim Integrated Products Inc., 3.38%, 03/15/23
(Call 12/15/22)(a)	5,162	5,405,717
Microchip Technology Inc.
0.97%, 02/15/24(b)	1,526	1,528,839
0.98%, 09/01/24(b)	15,290	15,302,999
2.67%, 09/01/23(a)(b)	4,088	4,260,970
4.33%, 06/01/23 (Call 05/01/23)(a)	12,242	13,113,586
Micron Technology Inc.
2.50%, 04/24/23	14,207	14,726,067
4.64%, 02/06/24 (Call 01/06/24)	8,155	8,979,632
4.98%, 02/06/26 (Call 12/06/25)	4,941	5,707,943
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	8,191	8,518,610
4.63%, 06/01/23(a)(b)	14,978	16,173,306
4.88%, 03/01/24 (Call 02/01/24)(b)	14,045	15,553,863
5.35%, 03/01/26 (Call 01/01/26)(a)(b)	3,302	3,860,941
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%,
05/01/25 (Call 04/01/25)(a)(b)	13,377	14,137,913
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(a)	17,011	17,662,339
2.90%, 05/20/24 (Call 03/20/24)(a)	13,762	14,725,605
3.45%, 05/20/25 (Call 02/20/25)(a)	3,143	3,452,936
SK Hynix Inc., 1.00%, 01/19/24(a)(b)	825	824,159
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	200	200,710
1.80%, 06/01/26 (Call 05/01/26)	1,450	1,460,485
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	6,369	6,535,854
2.25%, 05/01/23 (Call 02/01/23)(a)	2,670	2,758,980
2.63%, 05/15/24 (Call 03/15/24)(a)	3,848	4,081,260
Security	Par (000)	Value

Semiconductors (continued)
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(b)	$6,682	$6,547,994
1.25%, 04/23/26 (Call 03/23/26)(b)	11,000	10,976,235
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	8,373	8,922,354
		419,059,046
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25
(Call 04/01/25) (a)	1,125	1,234,752

Software — 2.0%
Adobe Inc.
1.70%, 02/01/23	7,340	7,521,331
1.90%, 02/01/25 (Call 01/01/25)	7,686	8,018,252
3.25%, 02/01/25 (Call 11/01/24)(a)	6,929	7,539,646
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	1,205	1,251,387
4.38%, 06/15/25 (Call 03/15/25)(a)	789	885,051
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)(a)	1,748	1,928,973
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)(a)	8,077	7,978,281
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	1,969	2,279,292
Fidelity National Information Services Inc.
0.38%, 03/01/23	835	833,703
0.60%, 03/01/24	6,818	6,817,927
1.15%, 03/01/26 (Call 02/01/26)	18,787	18,645,717
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)(a)	23,452	24,867,061
3.50%, 10/01/22 (Call 07/01/22)(a)	7,595	7,853,142
3.80%, 10/01/23 (Call 09/01/23)(a)	12,089	12,994,713
3.85%, 06/01/25 (Call 03/01/25)	5,050	5,562,959
Infor Inc.
1.45%, 07/15/23 (Call 06/15/23)(a)(b)	488	494,823
1.75%, 07/15/25 (Call 06/15/25)(b)	2,937	3,010,229
Intuit Inc.
0.65%, 07/15/23(a)	9,260	9,327,668
0.95%, 07/15/25 (Call 06/15/25)(a)	10,900	10,942,537
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	9,468	9,811,992
2.13%, 11/15/22(a)	5,100	5,241,475
2.38%, 05/01/23 (Call 02/01/23)(a)	14,031	14,541,436
2.65%, 11/03/22 (Call 09/03/22)	7,577	7,810,805
2.70%, 02/12/25 (Call 11/12/24)(a)	14,421	15,506,737
2.88%, 02/06/24 (Call 12/06/23)	16,849	17,926,188
3.13%, 11/03/25 (Call 08/03/25)(a)	4,305	4,721,409
3.63%, 12/15/23 (Call 09/15/23)(a)	21,444	23,102,943
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	23,797	24,109,816
2.40%, 09/15/23 (Call 07/15/23)	22,192	23,121,434
2.50%, 10/15/22	28,426	29,300,812
2.50%, 04/01/25 (Call 03/01/25)(a)	28,441	29,977,572
2.63%, 02/15/23 (Call 01/15/23)(a)	15,359	15,947,055
2.95%, 11/15/24 (Call 09/15/24)	24,385	26,070,171
2.95%, 05/15/25 (Call 02/15/25)	15,620	16,698,603
3.40%, 07/08/24 (Call 04/08/24)	14,382	15,501,198
3.63%, 07/15/23	11,560	12,337,583
Roper Technologies Inc.
0.45%, 08/15/22(a)	1,746	1,748,693
1.00%, 09/15/25 (Call 08/15/25)(a)	6,128	6,112,368
2.35%, 09/15/24 (Call 08/15/24)(a)	4,901	5,159,012
3.13%, 11/15/22 (Call 08/15/22)	1,624	1,677,821

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.65%, 09/15/23 (Call 08/15/23)(a)	$12,787	$13,677,837
3.85%, 12/15/25 (Call 09/15/25)(a)	1,059	1,178,464
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	15,524	16,359,877
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	14,804	15,227,825
4.50%, 05/15/25 (Call 04/15/25)(a)	9,294	10,444,255
		502,066,073

Telecommunications — 1.9%
America Movil SAB de CV, 3.13%, 07/16/22	436	448,086
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	2,234	2,240,094
1.70%, 03/25/26 (Call 03/25/23)	28,331	28,584,101
2.63%, 12/01/22 (Call 09/01/22)	7,500	7,714,495
3.00%, 06/30/22 (Call 04/30/22)	14,703	15,070,103
3.40%, 05/15/25 (Call 02/15/25) (a)	13,928	15,271,738
3.60%, 07/15/25 (Call 04/15/25)	3,014	3,316,757
3.80%, 03/01/24 (Call 01/01/24)	305	330,598
3.88%, 01/15/26 (Call 10/15/25) (a)	2,352	2,630,134
3.90%, 03/11/24 (Call 12/11/23) (a)	10,127	10,956,183
3.95%, 01/15/25 (Call 10/15/24) (a)	7,480	8,284,365
4.05%, 12/15/23	7,108	7,736,734
4.13%, 02/17/26 (Call 11/17/25)(a)	18,286	20,668,145
4.45%, 04/01/24 (Call 01/01/24)	14,126	15,525,099
7.13%, 03/15/26	225	280,936
Bell Canada, Series US-3, 0.75%, 03/17/24	2,533	2,535,859
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(b)	365	388,021
5.35%, 05/20/24(a)(b)	6,300	6,948,790
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	5,425	5,923,412
British Telecommunications PLC, 4.50%, 12/04/23
(Call 11/04/23)(a)	11,680	12,755,649
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	7,671	7,997,003
2.60%, 02/28/23(a)	1,735	1,807,882
2.95%, 02/28/26	2,682	2,928,525
3.00%, 06/15/22	3,017	3,104,794
3.50%, 06/15/25(a)	4,967	5,502,274
3.63%, 03/04/24	9,698	10,562,793
Corning Inc., 3.70%, 11/15/23 (Call 08/15/23)(a)	3,644	3,895,458
Deutsche Telekom International Finance BV, 2.49%,
09/19/23 (Call 07/19/23)(a)(b)	6,709	6,969,623
Empresa Nacional de Telecomunicaciones SA, 4.88%,
10/30/24 (Call 07/30/24)(b)	5,535	5,961,245
Juniper Networks Inc., 1.20%, 12/10/25
(Call 11/10/25)(a)	5,293	5,261,728
KT Corp., 2.63%, 08/07/22(b)	400	409,636
Motorola Solutions Inc.
3.50%, 03/01/23	1,118	1,175,655
4.00%, 09/01/24	6,987	7,686,460
7.50%, 05/15/25	55	66,935
NBN Co. Ltd., 1.45%, 05/05/26 (Call 04/05/26)(b)	800	798,996
NTT Finance Corp.
0.37%, 03/03/23(b)	5,665	5,669,815
0.58%, 03/01/24(b)	5,198	5,205,564
1.16%, 04/03/26 (Call 03/03/26)(b)	6,925	6,903,238
Ooredoo International Finance Ltd.
3.25%, 02/21/23(b)	8,285	8,637,113
5.00%, 10/19/25(b)	9,600	11,052,384
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)(a)	4,180	4,343,554
Security	Par (000)	Value

Telecommunications (continued)
3.63%, 12/15/25 (Call 09/15/25)(a)	$6,224	$6,861,291
4.10%, 10/01/23 (Call 07/01/23)(a)	10,617	11,408,946
SES SA, 3.60%, 04/04/23(a)(b)	6,559	6,880,006
SK Telecom Co. Ltd., 3.75%, 04/16/23(b)	485	512,233
Telefonica Emisiones SA, 4.57%, 04/27/23(a)	9,361	10,057,556
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	2,185	2,346,691
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	4,702	4,712,627
3.50%, 04/15/25 (Call 03/15/25)	32,554	35,329,391
Verizon Communications Inc.
0.75%, 03/22/24(a)	8,355	8,424,234
0.85%, 11/20/25 (Call 10/20/25)	34,780	34,437,850
1.45%, 03/20/26 (Call 02/20/26)	12,128	12,246,191
3.38%, 02/15/25	25,784	28,102,578
3.50%, 11/01/24 (Call 08/01/24)(a)	13,482	14,650,546
4.15%, 03/15/24 (Call 12/15/23)(a)	5,764	6,287,663
Vodafone Group PLC
2.95%, 02/19/23	125	130,339
3.75%, 01/16/24(a)	378	410,757
4.13%, 05/30/25(a)	15,483	17,341,627
		473,690,500
Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23
(Call 11/01/22)(a)	7,319	7,661,502

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22(a)	3,040	3,131,577
3.00%, 11/19/24 (Call 10/19/24)	7,282	7,770,843
		10,902,420
Transportation — 1.1%
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 06/22/24)(a)(b)	1,116	1,208,549
3.88%, 09/28/25 (Call 06/28/25)(a)(b)	3,172	3,488,242
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)(a)	5,412	5,637,631
3.00%, 04/01/25 (Call 01/01/25)(a)	5,168	5,569,042
3.05%, 09/01/22 (Call 06/01/22)	5,705	5,864,295
3.40%, 09/01/24 (Call 06/01/24)(a)	8,687	9,428,729
3.65%, 09/01/25 (Call 06/01/25)(a)	4,688	5,184,537
3.75%, 04/01/24 (Call 01/01/24)(a)	5,195	5,637,502
3.85%, 09/01/23 (Call 06/01/23)(a)	10,779	11,523,660
7.00%, 12/15/25	818	1,027,529
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)(a)	1,340	1,369,865
2.75%, 03/01/26 (Call 12/01/25)(a)	2,616	2,799,545
2.95%, 11/21/24 (Call 08/21/24)(a)	902	968,496
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	7,021	7,474,966
3.70%, 02/01/26 (Call 11/01/25)	340	374,949
4.45%, 03/15/23 (Call 12/15/22)	110	116,769
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)(a)	3,448	3,770,440
3.40%, 08/01/24 (Call 05/01/24)(a)	7,906	8,550,140
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(a)	2,076	2,274,545
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)(a)	362	372,686
3.85%, 03/15/24 (Call 12/15/23)	344	370,750
3.88%, 03/01/26 (Call 01/01/26)(a)	2,948	3,287,864
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	865	901,078

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)(a)	$5,615	$5,820,190
3.65%, 08/01/25 (Call 06/01/25)(a)	905	995,417
3.85%, 01/15/24 (Call 10/15/23)(a)	1,951	2,102,931
5.59%, 05/17/25(a)	1,089	1,279,829
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(a)(b)	12,093	13,181,370
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23(b)	400	424,404
4.88%, 10/01/24(b)	4,475	4,913,550
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	1,885	1,931,109
2.50%, 09/01/24 (Call 08/01/24)	9,270	9,759,254
2.88%, 06/01/22 (Call 05/01/22)(a)	3,117	3,191,579
3.35%, 09/01/25 (Call 08/01/25)(a)	2,177	2,370,181
3.40%, 03/01/23 (Call 02/01/23)	5,803	6,084,327
3.65%, 03/18/24 (Call 02/18/24)	8,921	9,622,493
3.75%, 06/09/23 (Call 05/09/23)	8,796	9,344,497
3.88%, 12/01/23 (Call 11/01/23)	2,557	2,759,713
4.63%, 06/01/25 (Call 05/01/25)	5,833	6,629,934
TTX Co., 3.60%, 01/15/25(a)(b)	117	128,185
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)(a)	5,632	5,857,086
2.75%, 03/01/26 (Call 12/01/25)(a)	3,610	3,869,307
2.95%, 01/15/23 (Call 10/15/22)(a)	4,106	4,260,135
3.15%, 03/01/24 (Call 02/01/24)(a)	9,344	10,028,992
3.25%, 01/15/25 (Call 10/15/24)	1,758	1,901,205
3.25%, 08/15/25 (Call 05/15/25)(a)	4,266	4,639,182
3.50%, 06/08/23 (Call 05/08/23)	10,017	10,632,474
3.65%, 02/15/24 (Call 11/15/23)(a)	2,178	2,351,589
3.75%, 03/15/24 (Call 12/15/23)(a)	4,339	4,705,487
3.75%, 07/15/25 (Call 05/15/25)(a)	3,692	4,110,956
4.16%, 07/15/22 (Call 04/15/22)	3,254	3,365,222
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	10,153	10,698,496
2.45%, 10/01/22(a)	8,529	8,783,474
2.50%, 04/01/23 (Call 03/01/23)	16,471	17,116,297
2.80%, 11/15/24 (Call 09/15/24)(a)	6,153	6,602,800
3.90%, 04/01/25 (Call 03/01/25)(a)	10,395	11,572,836
		278,236,310
Trucking & Leasing — 0.5%
DAE Funding LLC
2.63%, 03/20/25 (Call 02/20/25)(b)	12,217	12,342,102
4.50%, 08/01/22 (Call 06/28/21)(b)	3,254	3,254,944
5.00%, 08/01/24 (Call 06/28/21)(b)	6,020	6,176,821
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(a)	530	567,229
3.90%, 03/30/23(a)	1,944	2,058,317
4.35%, 02/15/24 (Call 01/15/24)(a)	4,870	5,326,262
4.75%, 06/15/22	242	252,351
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(a)(b)	13,859	13,764,101
1.70%, 06/15/26 (Call 05/15/26)(b)	6,445	6,490,452
2.70%, 03/14/23 (Call 02/14/23)(b)	10,349	10,721,135
2.70%, 11/01/24 (Call 10/01/24)(a)(b)	4,972	5,259,417
3.45%, 07/01/24 (Call 06/01/24)(a)(b)	7,537	8,118,210
3.90%, 02/01/24 (Call 01/01/24)(b)	7,419	7,999,406
3.95%, 03/10/25 (Call 01/10/25)(b)	1,852	2,030,234
4.00%, 07/15/25 (Call 06/15/25)(a)(b)	1,951	2,154,820
4.13%, 08/01/23 (Call 07/01/23)(b)	6,603	7,077,611
4.25%, 01/17/23(b)	4,360	4,617,529
Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
4.45%, 01/29/26 (Call 11/29/25)(b)	$4,058	$4,583,525
4.88%, 07/11/22(b)	3,603	3,773,199
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)(a)(b)	6,092	6,229,957
3.55%, 04/15/24 (Call 03/15/24)(a)(b)	4,424	4,701,001
4.13%, 07/15/23 (Call 06/15/23)(a)(b)	7,336	7,798,208
		125,296,831
Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)(a)	3,330	3,624,099
3.85%, 03/01/24 (Call 12/01/23)(a)	1,602	1,734,750
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	380	415,511
		5,774,360
Total Corporate Bonds & Notes — 98.5%
(Cost: $24,761,096,503)		25,214,183,026

Foreign Government Obligations(f)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA,
2.38%, 09/14/25 (Call 08/15/25)(b)	5,260	5,375,720

South Korea — 0.1%
Korea Electric Power Corp., 1.13%, 06/15/25(a)(b)	1,797	1,793,311
Korea Gas Corp.
2.75%, 07/20/22(b)	4,125	4,233,109
3.50%, 07/21/25(b)	40	43,728
3.88%, 02/12/24(b)	479	521,224
Korea Hydro & Nuclear Power Co. Ltd., 3.75%,
07/25/23(b)	2,315	2,469,287
Korea National Oil Corp.
2.63%, 04/14/26(b)	1,966	2,091,619
3.25%, 07/10/24(b)	424	456,872
3.25%, 10/01/25(b)	734	797,811
		12,406,961
Total Foreign Government Obligations — 0.1%
(Cost: $17,595,033)		17,782,681

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 0.06%(g)(h)(i)	1,173,019	1,173,723,142
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	283,376	283,376,000
		1,457,099,142
Total Short-Term Investments — 5.7%
(Cost: $1,456,713,189)		1,457,099,142

Total Investments in Securities — 104.3%
(Cost: $26,235,404,725)		26,689,064,849

Other Assets, Less Liabilities — (4.3)%		(1,107,749,348)

Net Assets — 100.0%		$25,581,315,501

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2021

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,123,766,825	$49,960,033	(a)	$—	$(22,401)	$18,685	$1,173,723,142	1,173,019	$540,079	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	136,326,000	147,050,000	(a)	—	—	—	283,376,000	283,376	9,606		—
					$(22,401)	$18,685	$1,457,099,142		$549,685		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$25,214,183,026	$—	$25,214,183,026
Foreign Government Obligations	—	17,782,681	—	17,782,681
Money Market Funds	1,457,099,142	—	—	1,457,099,142
	$1,457,099,142	$25,231,965,707	$—	$26,689,064,849

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate